UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-05361

Variable Insurance Products Fund V

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Government Money Market Portfolio

September 30, 2018

VIPMM-QTLY-1118
1.807728.114

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 11.8%
	Yield(a)	Principal Amount	Value
U.S. Treasury Obligations - 11.8%
U.S. Treasury Bills
10/11/18 to 3/21/19	1.91 to 2.33%	$373,500,000	$370,835,034
U.S. Treasury Notes
10/31/18 to 1/31/20	2.06 to 2.36 (b)	118,000,000	117,868,453
TOTAL U.S. TREASURY DEBT
(Cost $488,703,487)			488,703,487

U.S. Government Agency Debt - 42.7%
Federal Agencies - 42.7%
Fannie Mae
1/28/19 to 7/30/19	2.19 to 2.28 (b)	31,000,000	30,980,553
Federal Farm Credit Bank
5/6/19	2.02 (b)(c)	3,000,000	2,999,973
Federal Home Loan Bank
10/1/18 to 2/10/20	1.92 to 2.36 (b)	1,694,990,000	1,692,629,119
Federal Home Loan Bank
10/15/19	2.40 to 2.41	16,000,000	15,999,600
9/20/19	2.28 (d)	11,000,000	11,000,000
Freddie Mac
9/20/19	2.28 (d)	11,000,000	11,000,000
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $1,764,609,245)			1,764,609,245

U.S. Government Agency Repurchase Agreement - 18.6%
	Maturity Amount	Value
In a joint trading account at 2.27% dated 9/28/18 due 10/1/18 (Collateralized by (U.S. Government Obligations)) #	$402,077,885	$402,002,000
With:
Barclays Bank PLC at 2.25%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Government Obligations valued at $7,141,339, 4.00%, 2/1/47)	7,001,313	7,000,000
BMO Capital Markets Corp. at:
2.03%, dated 7/25/18 due 10/5/18 (Collateralized by U.S. Government Obligations valued at $2,047,823, 1.50% - 5.50%, 7/30/20 - 3/20/62)	2,009,361	2,000,000
2.15%, dated 9/19/18 due 10/5/18 (Collateralized by U.S. Government Obligations valued at $9,186,579, 3.50% - 5.50%, 9/20/33 - 4/20/68)	9,016,125	9,000,000
2.16%, dated 9/21/18 due 10/5/18 (Collateralized by U.S. Government Obligations valued at $6,123,672, 2.79% - 4.00%, 5/1/44 - 9/1/48)	6,010,080	6,000,000
2.26%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Government Obligations valued at $4,080,769, 3.50% - 5.00%, 11/1/26 - 5/20/68)	4,000,753	4,000,000
BMO Harris Bank NA at 2.03%, dated 7/25/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $2,047,974, 0.00% - 4.00%, 4/15/20 - 7/20/46)	2,009,361	2,000,000
BNP Paribas, SA at:
2.04%, dated 8/17/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $3,086,720, 0.00% - 6.00%, 8/15/19 - 7/1/48)	3,010,200	3,000,000
2.05%, dated 8/20/18 due 10/5/18 (Collateralized by U.S. Government Obligations valued at $3,069,510, 0.00% - 5.63%, 10/11/18 - 2/15/48)	3,010,250	3,000,000
2.11%, dated 8/21/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $15,434,110, 0.00% - 4.00%, 10/11/18 - 9/15/48)	15,079,125	15,000,000
2.14%, dated 8/27/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $8,249,652, 0.00% - 3.91%, 7/31/19 - 9/15/48)	8,043,276	8,000,000
Citibank NA at:
2.19%, dated 9/25/18 due 10/2/18 (Collateralized by U.S. Treasury Obligations valued at $2,044,396, 0.00% - 6.50%, 10/11/18 - 5/15/46)	2,000,852	2,000,000
2.2%, dated 9/25/18 due 10/2/18 (Collateralized by U.S. Government Obligations valued at $14,307,573, 0.00% - 8.13%, 11/1/18 - 6/1/48)	14,005,989	14,000,000
Deutsche Bank Securities, Inc. at 2.26%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $7,211,358, 3.25%, 3/15/50)	7,001,318	7,000,000
HSBC Securities, Inc. at 2.2%, dated 9/26/18 due 10/3/18 (Collateralized by U.S. Government Obligations valued at $23,467,255, 3.00%, 3/1/46)	23,009,839	23,000,000
ING Financial Markets LLC at:
2.07%, dated 8/17/18 due 10/16/18 (Collateralized by U.S. Government Obligations valued at $2,045,279, 3.13%, 11/20/42)	2,006,900	2,000,000
2.15%, dated 9/25/18 due 10/2/18 (Collateralized by U.S. Government Obligations valued at $3,061,097, 3.00% - 3.50%, 6/20/45 - 9/20/45)	3,001,254	3,000,000
2.16%, dated 9/7/18 due 11/6/18 (Collateralized by U.S. Government Obligations valued at $6,128,814, 4.50%, 8/1/48)	6,021,600	6,000,000
2.22%, dated:
9/17/18 due 12/17/18 (Collateralized by U.S. Government Obligations valued at $3,062,642, 3.13% - 3.50%, 11/20/42 - 9/20/45)	3,016,835	3,000,000
9/28/18 due 10/5/18 (Collateralized by U.S. Government Obligations valued at $4,080,755, 2.75% - 7.00%, 3/15/31 - 8/1/48)	4,001,727	4,000,000
2.23%, dated:
9/19/18 due 12/19/18 (Collateralized by U.S. Government Obligations valued at $6,124,550, 4.50%, 8/1/48)	6,033,822	6,000,000
9/20/18 due 12/20/18 (Collateralized by U.S. Government Obligations valued at $8,165,561, 4.50%, 8/1/48)	8,045,096	8,000,000
Merrill Lynch, Pierce, Fenner & Smith at 2.02%, dated 9/6/18 due 10/5/18 (Collateralized by U.S. Government Obligations valued at $17,364,975, 2.48%, 10/19/29)	17,027,663	17,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
2.1%, dated 9/5/18 due:
11/5/18 (Collateralized by U.S. Government Obligations valued at $8,172,376, 2.94% - 4.20%, 3/1/27 - 9/1/47)	8,028,467	8,000,000
11/6/18 (Collateralized by U.S. Government Obligations valued at $3,064,641, 2.97% - 5.00%, 10/1/25 - 8/1/48)	3,010,850	3,000,000
2.11%, dated 9/7/18 due:
11/7/18 (Collateralized by U.S. Government Obligations valued at $6,128,610, 2.43% - 4.50%, 9/1/38 - 5/1/48)	6,009,495	6,000,000
11/8/18 (Collateralized by U.S. Government Obligations valued at $7,150,044, 3.00% - 5.00%, 10/1/32 - 10/1/47)	7,025,437	7,000,000
2.13%, dated 9/11/18 due 11/9/18 (Collateralized by U.S. Government Obligations valued at $6,127,243, 2.95% - 5.00%, 10/1/25 - 4/20/48)	6,020,945	6,000,000
2.18%, dated 9/19/18 due 11/19/18 (Collateralized by U.S. Government Obligations valued at $7,145,189, 2.43% - 5.00%, 3/1/27 - 6/1/48)	7,025,857	7,000,000
2.23%, dated 9/24/18 due:
11/23/18 (Collateralized by U.S. Government Obligations valued at $6,122,654, 2.50% - 4.50%, 8/1/19 - 4/20/48)	6,022,300	6,000,000
11/26/18 (Collateralized by U.S. Government Obligations valued at $3,061,327, 2.90% - 4.50%, 10/1/25 - 5/1/48)	3,011,708	3,000,000
2.25%, dated 9/26/18 due 11/27/18 (Collateralized by U.S. Government Obligations valued at $10,203,188, 3.76% - 4.50%, 10/1/25 - 8/1/48)	10,038,750	10,000,000
Nomura Securities International, Inc. at 2.27%, dated:
9/27/18 due 10/4/18 (Collateralized by U.S. Government Obligations valued at $45,911,577, 2.00% - 7.50%, 10/15/18 - 7/20/68)	45,019,863	45,000,000
9/28/18 due 10/1/18 (Collateralized by U.S. Government Obligations valued at $16,323,088, 3.50% - 7.00%, 5/1/28 - 1/20/68)	16,003,027	16,000,000
RBC Capital Markets Corp. at 2.22%, dated 9/13/18 due 10/5/18 (Collateralized by U.S. Government Obligations valued at $28,592,502, 2.60% - 4.00%, 8/1/28 - 9/1/48)	28,157,127	28,000,000
RBC Financial Group at:
2.03%, dated:
9/4/18 due 10/4/18 (Collateralized by U.S. Government Obligations valued at $4,086,212, 3.00% - 5.00%, 4/1/26 - 6/1/56)	4,006,767	4,000,000
9/5/18 due 10/5/18 (Collateralized by U.S. Government Obligations valued at $21,451,404, 2.50% - 5.00%, 9/1/32 - 6/1/56)	21,035,525	21,000,000
2.2%, dated:
9/20/18 due 10/5/18 (Collateralized by U.S. Government Obligations valued at $28,579,199, 3.00% - 5.00%, 2/1/30 - 6/1/56)	28,102,667	28,000,000
9/27/18 due 10/5/18 (Collateralized by U.S. Government Obligations valued at $7,141,746, 2.59% - 5.00%, 4/1/26 - 6/1/56)	7,005,133	7,000,000
Societe Generale at 2.22%, dated 9/25/18 due 10/9/18 (Collateralized by U.S. Treasury Obligations valued at $8,243,117, 0.13% - 3.63%, 7/15/24 - 1/1/48)	8,006,907	8,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $769,002,000)		769,002,000

U.S. Treasury Repurchase Agreement - 26.3%
With:
Barclays Bank PLC at 2.23%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $47,175,670, 0.00% - 6.25%, 11/8/18 - 11/15/47)	46,008,548	46,000,000
BMO Harris Bank NA at:
1.99%, dated:
7/20/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $5,117,220, 3.13% - 3.75%, 11/15/18 - 8/15/44)	5,021,282	5,000,000
8/23/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $5,115,588, 1.38%, 4/30/20)	5,011,885	5,000,000
2%, dated 7/17/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $5,119,214, 2.13% - 3.75%, 11/15/18 - 8/15/44)	5,023,333	5,000,000
2.01%, dated 7/30/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $5,119,298, 3.75%, 11/15/18)	5,020,100	5,000,000
2.03%, dated 8/15/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $5,167,328, 2.25% - 3.75%, 11/15/18 - 11/15/46)	5,017,199	5,000,000
2.07%, dated 9/20/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $8,192,024, 3.13%, 5/15/21)	8,006,900	8,000,000
2.08%, dated 8/9/18 due 10/5/18
(Collateralized by U.S. Treasury Obligations valued at $4,113,721, 3.75%, 11/15/18)	4,020,800	4,000,000
(Collateralized by U.S. Treasury Obligations valued at $2,056,861, 3.75%, 11/15/18)	2,010,400	2,000,000
2.17%, dated 9/18/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $5,195,164, 3.00% - 3.75%, 11/15/18 - 5/15/42)	5,021,097	5,000,000
BNP Paribas, SA at:
1.97%, dated 8/6/18 due 10/2/18 (Collateralized by U.S. Treasury Obligations valued at $16,380,199, 1.18% - 4.75%, 10/31/19 - 11/15/47)	16,049,907	16,000,000
2.01%, dated 9/4/18 due 10/4/18 (Collateralized by U.S. Treasury Obligations valued at $10,272,452, 0.00% - 4.75%, 1/3/19 - 11/15/47)	10,016,750	10,000,000
2.02%, dated 9/5/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $10,308,162, 1.13% - 4.38%, 8/31/21 - 8/15/44)	10,016,833	10,000,000
2.03%, dated:
8/16/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $26,701,656, 1.63% - 4.38%, 7/31/19 - 5/15/47)	26,087,967	26,000,000
8/17/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $5,113,478, 1.18% - 4.75%, 10/31/19 - 11/15/45)	5,016,917	5,000,000
2.04%, dated 8/20/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $10,319,401, 1.63% - 5.25%, 7/31/20 - 11/15/47)	10,034,000	10,000,000
2.06%, dated 9/10/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $8,169,893, 1.86% - 6.25%, 2/15/20 - 11/15/45)	8,013,733	8,000,000
2.07%, dated 9/11/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $15,325,048, 2.00% - 6.13%, 7/31/21 - 5/15/43)	15,025,875	15,000,000
2.13%, dated:
8/27/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $15,332,110, 1.18% - 6.25%, 10/31/19 - 11/15/47)	15,080,763	15,000,000
9/18/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $20,605,824, 1.63% - 3.75%, 10/31/23 - 8/15/41)	20,036,683	20,000,000
2.14%, dated 8/28/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $11,242,815, 0.00% - 8.75%, 10/11/18 - 5/15/47)	11,059,504	11,000,000
2.15%, dated:
9/6/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $10,215,297, 0.00% - 4.38%, 1/3/19 - 5/15/40)	10,053,750	10,000,000
9/7/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $20,443,706, 0.00% - 8.75%, 10/11/18 - 8/15/44)	20,107,500	20,000,000
2.16%, dated:
9/10/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $5,106,544, 0.00% - 4.75%, 10/11/18 - 8/15/42)	5,027,300	5,000,000
9/14/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $15,315,921, 1.63% - 4.38%, 8/31/20 - 5/15/47)	15,054,000	15,000,000
2.17%, dated:
9/12/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $20,423,461, 0.00% - 4.38%, 10/11/18 - 5/15/46)	20,108,500	20,000,000
9/17/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $5,104,328, 1.18% - 4.75%, 10/31/19 - 5/15/39)	5,018,083	5,000,000
2.19%, dated:
9/17/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $5,104,448, 1.25% - 8.75%, 3/31/19 - 2/15/48)	5,027,679	5,000,000
9/18/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $11,228,943, 1.13% - 4.38%, 7/31/20 - 5/15/47)	11,060,225	11,000,000
2.2%, dated:
9/24/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $10,204,397, 2.00% - 2.88%, 8/31/20 - 8/15/45)	10,036,667	10,000,000
9/26/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $10,205,683, 0.00% - 8.50%, 10/11/18 - 5/15/43)	10,037,278	10,000,000
9/27/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $25,506,288, 0.00% - 6.25%, 10/11/18 - 5/15/39)	25,093,194	25,000,000
Commerz Markets LLC at:
2.2%, dated 9/25/18 due 10/2/18 (Collateralized by U.S. Treasury Obligations valued at $15,309,999, 1.88% - 3.75%, 11/15/18 - 8/15/41)	15,006,417	15,000,000
2.25%, dated:
9/27/18 due 10/4/18 (Collateralized by U.S. Treasury Obligations valued at $12,243,073, 2.75%, 7/31/23)	12,005,250	12,000,000
9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $56,660,646, 2.25% - 2.50%, 5/15/46 - 8/15/46)	55,010,313	55,000,000
Credit AG at 2.21%, dated 9/28/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $10,201,946, 2.50%, 8/15/23)	10,004,297	10,000,000
Deutsche Bank AG at 2.25%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $19,383,691, 1.13% - 8.13%, 1/31/19 - 2/15/31)	19,003,563	19,000,000
Deutsche Bank Securities, Inc. at:
2.19%, dated 9/25/18 due 10/2/18 (Collateralized by U.S. Treasury Obligations valued at $15,305,683, 2.88%, 8/15/28)	15,006,388	15,000,000
2.25%, dated 9/27/18 due 10/4/18 (Collateralized by U.S. Treasury Obligations valued at $26,526,685, 2.88%, 8/15/28)	26,011,375	26,000,000
2.26%, dated 9/28/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $15,302,917, 2.75% - 2.88%, 2/15/19 - 8/15/28)	15,006,592	15,000,000
DNB Bank ASA at 2.13%, dated 9/24/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $23,469,783, 1.50% - 2.88%, 3/31/22 - 5/15/28)	23,009,526	23,000,000
Fixed Income Clearing Corp. - BNYM at:
2.2%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $85,680,079, 0.13% - 3.00%, 10/31/19 - 2/15/47)	84,015,400	84,000,000
2.25%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $51,000,054, 1.88%, 8/31/24)	50,009,375	50,000,000
HSBC Securities, Inc. at:
2.18%, dated:
9/25/18 due 10/2/18 (Collateralized by U.S. Treasury Obligations valued at $13,264,904, 0.00% - 5.25%, 11/8/18 - 2/15/29)	13,005,511	13,000,000
9/26/18 due 10/3/18 (Collateralized by U.S. Treasury Obligations valued at $6,121,884, 0.00% - 1.44%, 11/8/18 - 1/31/20)	6,002,543	6,000,000
2.25%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $5,114,296, 1.88%, 2/28/22)	5,000,938	5,000,000
ING Financial Markets LLC at:
2.18%, dated 9/26/18 due 10/3/18 (Collateralized by U.S. Treasury Obligations valued at $2,040,619, 0.00% - 2.88%, 1/10/19 - 8/15/26)	2,000,848	2,000,000
2.19%, dated 9/24/18 due 10/9/18 (Collateralized by U.S. Treasury Obligations valued at $3,061,380, 0.00% - 6.25%, 1/10/19 - 5/15/37)	3,002,738	3,000,000
2.25%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $3,091,492, 1.63%, 6/30/19)	3,000,563	3,000,000
Lloyds Bank PLC at:
2.05%, dated 8/10/18 due 10/10/18 (Collateralized by U.S. Treasury Obligations valued at $3,073,907, 2.00% - 6.75%, 4/30/24 - 8/15/26)	3,010,421	3,000,000
2.06%, dated:
7/18/18 due 10/23/18 (Collateralized by U.S. Treasury Obligations valued at $6,139,914, 1.63% - 6.00%, 6/30/20 - 2/15/26)	6,033,303	6,000,000
7/20/18 due 10/24/18 (Collateralized by U.S. Treasury Obligations valued at $7,168,433, 1.88% - 6.00%, 11/15/20 - 2/15/26)	7,038,453	7,000,000
2.09%, dated 8/2/18 due 11/2/18 (Collateralized by U.S. Treasury Obligations valued at $3,067,123, 1.00% - 2.00%, 11/30/19 - 4/30/24)	3,016,023	3,000,000
2.12%, dated 8/15/18 due 11/15/18 (Collateralized by U.S. Treasury Obligations valued at $3,071,939, 2.00% - 6.75%, 4/30/24 - 8/15/26)	3,016,253	3,000,000
2.14%, dated 8/23/18 due 11/23/18 (Collateralized by U.S. Treasury Obligations valued at $8,171,344, 2.00% - 6.75%, 11/15/20 - 8/15/26)	8,043,751	8,000,000
2.19%, dated 9/7/18 due 12/7/18 (Collateralized by U.S. Treasury Obligations valued at $10,222,392, 2.00% - 6.00%, 4/30/24 - 2/15/26)	10,055,358	10,000,000
2.24%, dated 9/19/18 due 12/19/18 (Collateralized by U.S. Treasury Obligations valued at $8,165,267, 1.63% - 6.00%, 11/15/22 - 2/15/26)	8,045,298	8,000,000
2.25%, dated 9/25/18 due 12/21/18 (Collateralized by U.S. Treasury Obligations valued at $10,211,246, 2.00%, 4/30/24)	10,054,375	10,000,000
MUFG Securities (Canada), Ltd. at:
2.14%, dated 9/14/18 due 10/15/18 (Collateralized by U.S. Treasury Obligations valued at $8,168,620, 1.38% - 2.38%, 9/30/19 - 5/31/20)	8,014,742	8,000,000
2.16%, dated 9/24/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $4,081,765, 1.38% - 2.63%, 4/30/20 - 5/15/27)	4,001,680	4,000,000
2.19%, dated 9/25/18 due 10/2/18 (Collateralized by U.S. Treasury Obligations valued at $4,081,509, 1.13% - 2.38%, 5/31/20 - 5/15/27)	4,001,703	4,000,000
2.21%, dated 9/28/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $5,101,034, 1.88% - 2.13%, 2/28/22 - 5/15/25)	5,002,149	5,000,000
2.22%, dated 9/26/18 due 10/3/18 (Collateralized by U.S. Treasury Obligations valued at $5,101,581, 1.38% - 2.63%, 2/15/20 - 3/31/25)	5,002,158	5,000,000
2.25%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $13,262,549, 1.13% - 3.63%, 9/30/19 - 8/31/25)	13,002,438	13,000,000
MUFG Securities EMEA PLC at:
2.02%, dated 9/11/18 due 10/3/18 (Collateralized by U.S. Treasury Obligations valued at $14,302,236, 1.63%, 11/15/22)	14,017,282	14,000,000
2.03%, dated 9/13/18 due 10/3/18 (Collateralized by U.S. Treasury Obligations valued at $6,130,671, 2.38% - 2.75%, 1/31/23 - 6/30/25)	6,006,767	6,000,000
2.06%, dated 9/11/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $4,163,838, 2.38% - 2.75%, 2/28/25 - 5/15/46)	4,006,638	4,000,000
2.08%, dated 9/11/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $1,020,669, 2.63%, 6/15/21)	1,001,964	1,000,000
2.1%, dated 9/17/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $7,283,527, 2.38% - 3.00%, 2/28/25 - 2/15/47)	7,009,800	7,000,000
2.13%, dated:
9/19/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $1,040,798, 3.13%, 5/15/48)	1,001,716	1,000,000
9/20/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $1,023,102, 0.88%, 9/15/19)	1,001,479	1,000,000
2.15%, dated 9/11/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $1,027,493, 1.50%, 2/28/19)	1,004,121	1,000,000
2.18%, dated 9/25/18 due 10/4/18
(Collateralized by U.S. Treasury Obligations valued at $2,048,864, 1.25%, 11/30/18)	2,001,090	2,000,000
(Collateralized by U.S. Treasury Obligations valued at $1,024,432, 1.25%, 11/30/18)	1,000,545	1,000,000
2.2%, dated 9/26/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $2,066,507, 2.75%, 4/30/25)	2,003,667	2,000,000
2.25%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $7,222,745, 2.75%, 4/30/25)	7,001,313	7,000,000
Natixis SA at 2.13%, dated 9/24/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $34,770,377, 0.00% - 3.00%, 11/23/18 - 11/15/47)	33,813,999	33,800,000
Nomura Securities International, Inc. at:
2.22%, dated 9/26/18 due 10/3/18 (Collateralized by U.S. Treasury Obligations valued at $61,325,311, 1.38% - 3.13%, 7/15/21 - 11/15/41)	60,025,900	60,000,000
2.25%, dated:
9/27/18 due 10/4/18 (Collateralized by U.S. Treasury Obligations valued at $3,060,765, 0.00% - 1.63%, 10/11/18 - 11/30/20)	3,001,313	3,000,000
9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $4,080,855, 0.00% - 3.63%, 12/6/18 - 2/15/21)	4,000,750	4,000,000
Norinchukin Bank at:
2.05%, dated:
7/2/18 due 10/2/18 (Collateralized by U.S. Treasury Obligations valued at $3,079,899, 2.63%, 11/15/20)	3,015,717	3,000,000
7/6/18 due 10/9/18 (Collateralized by U.S. Treasury Obligations valued at $5,124,792, 2.63%, 11/15/20)	5,027,049	5,000,000
2.06%, dated:
7/11/18 due 10/11/18 (Collateralized by U.S. Treasury Obligations valued at $3,074,875, 2.63%, 11/15/20)	3,015,793	3,000,000
7/12/18 due 10/12/18 (Collateralized by U.S. Treasury Obligations valued at $3,074,875, 2.63%, 11/15/20)	3,015,793	3,000,000
2.08%, dated:
7/17/18 due 10/17/18 (Collateralized by U.S. Treasury Obligations valued at $5,124,792, 2.63%, 11/15/20)	5,026,578	5,000,000
7/19/18 due 10/19/18 (Collateralized by U.S. Treasury Obligations valued at $4,099,833, 2.63%, 11/15/20)	4,021,262	4,000,000
2.09%, dated 7/23/18 due 10/23/18 (Collateralized by U.S. Treasury Obligations valued at $5,124,792, 2.63%, 11/15/20)	5,026,706	5,000,000
2.19%, dated 8/28/18 due 11/28/18 (Collateralized by U.S. Treasury Obligations valued at $8,179,569, 2.63%, 11/15/20)	8,044,773	8,000,000
2.2%, dated 9/11/18 due 11/14/18 (Collateralized by U.S. Treasury Obligations valued at $2,044,892, 2.63%, 11/15/20)	2,007,822	2,000,000
2.23%, dated 9/21/18 due 11/19/18 (Collateralized by U.S. Treasury Obligations valued at $5,104,694, 2.63%, 11/15/20)	5,018,274	5,000,000
RBC Dominion Securities at:
2.02%, dated 7/20/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $5,169,169, 1.63% - 4.50%, 9/30/19 - 2/15/48)	5,025,250	5,000,000
2.04%, dated 9/5/18 due 10/5/18
(Collateralized by U.S. Treasury Obligations valued at $5,107,675, 1.38% - 7.13%, 9/30/19 - 2/15/48)	5,009,633	5,000,000
(Collateralized by U.S. Treasury Obligations valued at $5,107,585, 1.63% - 5.50%, 9/30/19 - 2/15/48)	5,009,917	5,000,000
2.05%, dated 9/21/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $6,123,529, 1.13% - 4.50%, 1/31/19 - 2/15/48)	6,003,417	6,000,000
2.08%, dated 9/12/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $6,126,847, 1.25% - 4.50%, 4/30/19 - 2/15/48)	6,010,400	6,000,000
2.09%, dated 9/13/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $9,189,895, 1.13% - 4.50%, 9/30/19 - 2/15/48)	9,016,720	9,000,000
RBC Financial Group at 2.14%, dated 9/11/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $10,212,179, 2.00% - 2.75%, 3/31/23 - 5/15/25)	10,035,072	10,000,000
RBS Securities, Inc. at 2.15%, dated 9/25/18 due 10/2/18 (Collateralized by U.S. Treasury Obligations valued at $4,081,469, 2.75%, 2/15/19)	4,001,672	4,000,000
TD Securities (U.S.A.) at 2.24%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $20,603,926, 3.75%, 11/15/43)	20,003,733	20,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $1,085,800,000)		1,085,800,000
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $4,108,114,732)		4,108,114,732
NET OTHER ASSETS (LIABILITIES) - 0.6%		26,669,756
NET ASSETS - 100%		$4,134,784,488

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$402,002,000 due 10/01/18 at 2.27%
BNP Paribas, S.A.	$34,095,267
BNY Mellon Capital Markets LLC	13,583,772
Bank Of America Na	41,481,443
Canadian Imperial Bk Commerce	4,244,929
Citibank Na	16,979,715
Credit Ag Cib Ny Br (DTC 651)	8,489,857
Hsbc Secs (USA)Inc (BOND TRDG)	8,235,162
Ing Financial Markets Llc	5,942,900
Jp Morgan Secs Inc(FI,HY)	37,830,805
Merrill Lynch Pierce Fenner Sm	15,281,743
Mizuho Securities USA, Inc.	26,318,558
RBC Dominion Securities, Inc.	4,014,463
Sumitomo Mitsu Bk Corp Ny (DI)	137,807,367
Wells Fargo Securities LLC	47,696,019
$402,002,000

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Asset Manager: Growth Portfolio

September 30, 2018

VIPAMG-QTLY-1118
1.808789.114

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.2%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.97% to 2.04% 10/18/18 to 11/23/18 (a)
(Cost $399,224)	400,000	399,196
	Shares	Value

Fixed-Income Funds - 24.3%
Fidelity Emerging Markets Debt Central Fund (b)	112,954	$1,062,896
Fidelity Floating Rate Central Fund (b)	21,403	2,211,181
Fidelity High Income Central Fund 1 (b)	36,457	3,437,896
Fidelity Inflation-Protected Bond Index Central Fund (b)	76,329	7,646,601
Fidelity International Credit Central Fund (b)	13,736	1,347,751
Fidelity VIP Investment Grade Central Fund (b)	360,021	36,707,781
iShares 20+ Year Treasury Bond ETF	28,988	3,399,423
TOTAL FIXED-INCOME FUNDS
(Cost $55,625,087)		55,813,529

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 2.11% (c)	3,799,010	3,799,770
Fidelity Money Market Central Fund, 2.34% (c)	149,377	149,392
TOTAL MONEY MARKET FUNDS
(Cost $3,949,148)		3,949,162

Equity Funds - 73.7%
Domestic Equity Funds - 54.5%
Fidelity Commodity Strategy Central Fund (b)	85,724	449,194
Fidelity Consumer Discretionary Central Fund (b)	36,586	12,826,859
Fidelity Consumer Staples Central Fund (b)	33,254	6,804,855
Fidelity Energy Central Fund (b)	48,475	6,636,275
Fidelity Financials Central Fund (b)	195,088	20,560,362
Fidelity Health Care Central Fund (b)	37,083	17,921,177
Fidelity Industrials Central Fund (b)	37,191	11,520,270
Fidelity Information Technology Central Fund (b)	61,513	30,743,635
Fidelity Materials Central Fund (b)	12,751	3,032,179
Fidelity Real Estate Equity Central Fund (b)	8,822	968,052
Fidelity Telecom Services Central Fund (b)	11,892	2,241,582
Fidelity Utilities Central Fund (b)	18,266	3,476,678
iShares S&P 500 Index ETF	26,437	7,738,903

TOTAL DOMESTIC EQUITY FUNDS		124,920,021

International Equity Funds - 19.2%
Fidelity Emerging Markets Equity Central Fund (b)	32,443	7,157,281
Fidelity International Equity Central Fund (b)	347,255	29,360,398
iShares Core MSCI Emerging Markets ETF	83,307	4,313,636
iShares MSCI Japan ETF	54,109	3,258,985

TOTAL INTERNATIONAL EQUITY FUNDS		44,090,300

TOTAL EQUITY FUNDS
(Cost $138,536,636)		169,010,321
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $198,510,095)		229,172,208
NET OTHER ASSETS (LIABILITIES) - 0.1%		295,112
NET ASSETS - 100%		$229,467,320

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	78	Dec. 2018	$7,704,450	$(137,390)	$(137,390)

The notional amount of futures sold as a percentage of Net Assets is 2.6%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $399,196.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$38,001
Fidelity Commodity Strategy Central Fund	96,773
Fidelity Consumer Discretionary Central Fund	73,943
Fidelity Consumer Staples Central Fund	167,488
Fidelity Emerging Markets Debt Central Fund	45,984
Fidelity Emerging Markets Equity Central Fund	123,157
Fidelity Energy Central Fund	75,577
Fidelity Financials Central Fund	232,415
Fidelity Floating Rate Central Fund	85,632
Fidelity Health Care Central Fund	96,516
Fidelity High Income Central Fund 1	164,570
Fidelity Industrials Central Fund	104,152
Fidelity Inflation-Protected Bond Index Central Fund	22,022
Fidelity Information Technology Central Fund	160,336
Fidelity International Credit Central Fund	6,796
Fidelity International Equity Central Fund	673,836
Fidelity Materials Central Fund	38,139
Fidelity Money Market Central Fund	15,733
Fidelity Real Estate Equity Central Fund	15,124
Fidelity Securities Lending Cash Central Fund	555
Fidelity Telecom Services Central Fund	49,403
Fidelity Utilities Central Fund	56,896
Fidelity VIP Investment Grade Central Fund	781,732
Total	$3,124,780

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$4,618,829	$305,846	$4,247,285	$304,042	$(532,238)	$449,194	0.3%
Fidelity Consumer Discretionary Central Fund	11,085,370	905,921	1,104,041	32,439	1,907,170	12,826,859	0.5%
Fidelity Consumer Staples Central Fund	7,114,905	841,429	614,481	(14,800)	(522,198)	6,804,855	0.5%
Fidelity Emerging Markets Debt Central Fund	1,152,461	88,548	98,210	(2,079)	(77,824)	1,062,896	0.8%
Fidelity Emerging Markets Equity Central Fund	8,905,698	511,083	1,275,666	18,923	(1,002,757)	7,157,281	1.1%
Fidelity Energy Central Fund	6,081,328	690,188	571,693	(6,452)	442,904	6,636,275	0.5%
Fidelity Financials Central Fund	20,492,187	2,333,792	1,913,189	(6,513)	(345,915)	20,560,362	0.6%
Fidelity Floating Rate Central Fund	2,229,350	174,100	199,758	(895)	8,384	2,211,181	0.1%
Fidelity Health Care Central Fund	14,107,635	1,472,228	1,393,129	53,227	3,681,216	17,921,177	0.5%
Fidelity High Income Central Fund 1	4,328,513	494,269	1,293,139	120,407	(212,154)	3,437,896	0.8%
Fidelity Industrials Central Fund	10,645,928	1,370,176	1,034,018	(4,099)	542,283	11,520,270	0.5%
Fidelity Inflation-Protected Bond Index Central Fund	7,620,576	2,145,079	2,095,646	23,406	(46,814)	7,646,601	0.7%
Fidelity Information Technology Central Fund	25,074,285	3,618,631	2,631,972	25,705	4,656,986	30,743,635	0.5%
Fidelity International Credit Central Fund	--	1,398,936	57,109	58	5,866	1,347,751	0.8%
Fidelity International Equity Central Fund	35,274,088	1,871,111	6,448,310	447,508	(1,783,999)	29,360,398	1.1%
Fidelity Materials Central Fund	3,266,226	383,209	306,412	(5,573)	(305,271)	3,032,179	0.5%
Fidelity Real Estate Equity Central Fund	1,040,939	50,603	128,688	(118)	5,316	968,052	0.8%
Fidelity Telecom Services Central Fund	2,102,367	264,288	198,072	(2,135)	75,134	2,241,582	0.6%
Fidelity Utilities Central Fund	3,084,957	382,782	301,715	5,508	305,146	3,476,678	0.6%
Fidelity VIP Investment Grade Central Fund	39,083,985	6,539,103	7,691,316	(132,999)	(1,090,992)	36,707,781	0.7%
	$207,309,627	$25,841,322	$33,603,849	$855,560	$5,710,243	$206,112,903

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$399,196	$--	$399,196	$--
Fixed-Income Funds	55,813,529	55,813,529	--	--
Money Market Funds	3,949,162	3,949,162	--	--
Equity Funds	169,010,321	169,010,321	--	--
Total Investments in Securities:	$229,172,208	$228,773,012	$399,196	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(137,390)	$(137,390)	$--	$--
Total Liabilities	$(137,390)	$(137,390)	$--	$--
Total Derivative Instruments:	$(137,390)	$(137,390)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investment Grade Bond Portfolio

September 30, 2018

VIPIGB-QTLY-1118
1.808780.114

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 1.5%
	Principal Amount	Value
U.S. Treasury Inflation-Protected Obligations - 0.3%
U.S. Treasury Inflation-Indexed Bonds 1% 2/15/46	10,635,700	10,515,742
U.S. Treasury Obligations - 1.2%
U.S. Treasury Bonds:
2.75% 11/15/47	$5,817,000	$5,321,873
3% 8/15/48	7,516,000	7,229,159
U.S. Treasury Notes:
1.625% 5/31/23	4,186,000	3,947,431
1.625% 5/15/26	35,200,000	31,849,125

TOTAL U.S. TREASURY OBLIGATIONS		48,347,588

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $60,297,142)		58,863,330
	Shares	Value

Fixed-Income Funds - 98.5%
Fidelity Specialized High Income Central Fund (a)	1,057,930	$105,517,988
Fidelity VIP Investment Grade Central Fund (a)	37,189,671	3,791,858,889
TOTAL FIXED-INCOME FUNDS
(Cost $3,975,108,926)		3,897,376,877

Money Market Funds - 0.5%
Fidelity Cash Central Fund, 2.11% (b)
(Cost $19,500,619)	19,496,934	19,500,833
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $4,054,906,687)		3,975,741,040
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(18,388,978)
NET ASSETS - 100%		$3,957,352,062

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$193,203
Fidelity Specialized High Income Central Fund	4,041,373
Fidelity VIP Investment Grade Central Fund	81,485,279
Total	$85,719,855

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$104,165,619	$4,041,171	$--	$--	$(2,688,802)	$105,517,988	14.6%
Fidelity VIP Investment Grade Central Fund	4,009,235,812	107,882,523	199,500,000	(6,900,903)	(118,858,543)	3,791,858,889	69.7%
Total	$4,113,401,431	$111,923,694	$199,500,000	$(6,900,903)	$(121,547,345)	$3,897,376,877

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$58,863,330	$--	$58,863,330	$--
Fixed-Income Funds	3,897,376,877	3,897,376,877	--	--
Money Market Funds	19,500,833	19,500,833	--	--
Total Investments in Securities:	$3,975,741,040	$3,916,877,710	$58,863,330	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Asset Manager Portfolio

September 30, 2018

VIPAM-QTLY-1118
1.808793.114

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.2%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.97% to 2.14% 10/18/18 to 12/20/18 (a)
(Cost $2,084,777)	2,090,000	2,084,654
	Shares	Value

Fixed-Income Funds - 41.3%
Fidelity Emerging Markets Debt Central Fund (b)	588,248	$5,535,418
Fidelity Floating Rate Central Fund (b)	108,508	11,210,002
Fidelity High Income Central Fund 1 (b)	179,193	16,897,883
Fidelity Inflation-Protected Bond Index Central Fund (b)	442,624	44,342,105
Fidelity International Credit Central Fund (b)	65,671	6,443,656
Fidelity VIP Investment Grade Central Fund (b)	3,473,575	354,165,733
iShares 20+ Year Treasury Bond ETF	222,869	26,135,848
TOTAL FIXED-INCOME FUNDS
(Cost $466,695,298)		464,730,645

Money Market Funds - 4.3%
Fidelity Cash Central Fund, 2.11% (c)	20,062,872	20,066,885
Fidelity Money Market Central Fund, 2.34% (c)	28,927,091	28,929,984
TOTAL MONEY MARKET FUNDS
(Cost $48,993,980)		48,996,869

Equity Funds - 54.2%
Domestic Equity Funds - 40.3%
Fidelity Commodity Strategy Central Fund (b)	425,311	2,228,630
Fidelity Consumer Discretionary Central Fund (b)	129,310	45,334,940
Fidelity Consumer Staples Central Fund (b)	115,859	23,708,230
Fidelity Energy Central Fund (b)	169,642	23,224,014
Fidelity Financials Central Fund (b)	680,224	71,688,766
Fidelity Health Care Central Fund (b)	129,341	62,506,823
Fidelity Industrials Central Fund (b)	130,042	40,281,788
Fidelity Information Technology Central Fund (b)	210,986	105,448,886
Fidelity Materials Central Fund (b)	44,672	10,622,919
Fidelity Real Estate Equity Central Fund (b)	43,555	4,779,327
Fidelity Telecom Services Central Fund (b)	41,565	7,834,560
Fidelity Utilities Central Fund (b)	63,947	12,171,750
iShares S&P 500 Index ETF	150,296	43,996,148

TOTAL DOMESTIC EQUITY FUNDS		453,826,781

International Equity Funds - 13.9%
Fidelity Emerging Markets Equity Central Fund (b)	112,912	24,909,528
Fidelity International Equity Central Fund (b)	1,215,998	102,812,663
iShares Core MSCI Emerging Markets ETF	299,355	15,500,602
iShares MSCI Japan ETF	213,533	12,861,093

TOTAL INTERNATIONAL EQUITY FUNDS		156,083,886

TOTAL EQUITY FUNDS
(Cost $494,390,641)		609,910,667
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,012,164,696)		1,125,722,835
NET OTHER ASSETS (LIABILITIES) - 0.0%		469,088
NET ASSETS - 100%		$1,126,191,923

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	433	Dec. 2018	$42,769,575	$(762,693)	$(762,693)

The notional amount of futures sold as a percentage of Net Assets is 3.8%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,084,654.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$259,591
Fidelity Commodity Strategy Central Fund	482,313
Fidelity Consumer Discretionary Central Fund	261,056
Fidelity Consumer Staples Central Fund	584,315
Fidelity Emerging Markets Debt Central Fund	240,726
Fidelity Emerging Markets Equity Central Fund	429,566
Fidelity Energy Central Fund	265,505
Fidelity Financials Central Fund	810,856
Fidelity Floating Rate Central Fund	436,933
Fidelity Health Care Central Fund	338,548
Fidelity High Income Central Fund 1	816,942
Fidelity Industrials Central Fund	364,366
Fidelity Inflation-Protected Bond Index Central Fund	115,137
Fidelity Information Technology Central Fund	550,402
Fidelity International Credit Central Fund	71,988
Fidelity International Equity Central Fund	2,385,952
Fidelity Materials Central Fund	133,650
Fidelity Money Market Central Fund	610,544
Fidelity Real Estate Equity Central Fund	74,719
Fidelity Securities Lending Cash Central Fund	21,477
Fidelity Telecom Services Central Fund	173,005
Fidelity Utilities Central Fund	199,199
Fidelity VIP Investment Grade Central Fund	7,553,485
Total	$17,180,275

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$24,141,586	$682,794	$21,569,272	$1,891,047	$(2,917,525)	$2,228,630	1.3%
Fidelity Consumer Discretionary Central Fund	39,907,667	2,591,637	4,052,303	163,173	6,724,766	45,334,940	1.9%
Fidelity Consumer Staples Central Fund	25,594,068	2,292,822	2,274,518	(85,667)	(1,818,475)	23,708,230	1.8%
Fidelity Emerging Markets Debt Central Fund	6,149,917	315,202	511,191	(18,125)	(400,385)	5,535,418	4.2%
Fidelity Emerging Markets Equity Central Fund	35,072,978	1,010,073	7,940,874	785,954	(4,018,603)	24,909,528	3.8%
Fidelity Energy Central Fund	21,953,260	1,915,292	2,102,134	(32,308)	1,489,904	23,224,014	1.9%
Fidelity Financials Central Fund	73,707,560	6,284,703	7,072,075	(26,887)	(1,204,535)	71,688,766	2.0%
Fidelity Floating Rate Central Fund	11,607,545	586,646	1,023,140	49,423	(10,472)	11,210,002	0.5%
Fidelity Health Care Central Fund	50,835,229	3,731,658	5,151,394	183,362	12,907,968	62,506,823	1.9%
Fidelity High Income Central Fund 1	22,661,288	1,047,936	6,349,626	1,142,912	(1,604,627)	16,897,883	4.1%
Fidelity Industrials Central Fund	38,362,342	3,859,487	3,830,476	(7,895)	1,898,330	40,281,788	1.9%
Fidelity Inflation-Protected Bond Index Central Fund	38,335,640	10,059,017	3,908,197	(11,363)	(132,992)	44,342,105	3.9%
Fidelity Information Technology Central Fund	89,977,814	8,819,963	9,693,588	169,051	16,175,646	105,448,886	1.8%
Fidelity International Credit Central Fund	6,770,597	429,161	640,221	(6,850)	(109,031)	6,443,656	4.0%
Fidelity International Equity Central Fund	132,600,366	3,662,156	28,749,803	3,086,738	(7,786,794)	102,812,663	3.9%
Fidelity Materials Central Fund	11,835,527	1,023,877	1,138,573	(27,107)	(1,070,805)	10,622,919	1.9%
Fidelity Real Estate Equity Central Fund	5,419,890	135,197	785,139	7,651	1,728	4,779,327	3.8%
Fidelity Telecom Services Central Fund	7,600,063	719,144	730,456	(9,175)	254,984	7,834,560	1.9%
Fidelity Utilities Central Fund	11,146,784	1,055,925	1,104,860	14,615	1,059,286	12,171,750	1.9%
Fidelity VIP Investment Grade Central Fund	382,978,640	44,455,822	61,398,286	(545,013)	(11,325,430)	354,165,733	6.5%
Total	$1,036,658,761	$94,678,512	$170,026,126	$6,723,536	$8,112,938	$976,147,621

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$2,084,654	$--	$2,084,654	$--
Fixed-Income Funds	464,730,645	464,730,645	--	--
Money Market Funds	48,996,869	48,996,869	--	--
Equity Funds	609,910,667	609,910,667	--	--
Total Investments in Securities:	$1,125,722,835	$1,123,638,181	$2,084,654	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(762,693)	$(762,693)	$--	$--
Total Liabilities	$(762,693)	$(762,693)	$--	$--
Total Derivative Instruments:	$(762,693)	$(762,693)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.} The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Strategic Income Portfolio

September 30, 2018

VIPSI-QTLY-1118
1.808796.114

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 38.4%
		Principal Amount	Value
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Technologies 7% 4/30/25 pay-in-kind (a)		$599,427	$386,476
Nonconvertible Bonds - 38.4%
CONSUMER DISCRETIONARY - 6.5%
Auto Components - 0.3%
Allison Transmission, Inc. 5% 10/1/24 (b)		635,000	631,825
Delphi Technologies PLC 5% 10/1/25 (b)		680,000	640,050
Exide Technologies 11% 4/30/22 pay-in-kind (a)(b)		586,899	527,411
Metalsa SA de CV 4.9% 4/24/23 (b)		1,640,000	1,586,700
Tenedora Nemak SA de CV 4.75% 1/23/25 (b)		210,000	204,750
Tenneco, Inc. 5% 7/15/26		450,000	399,938
			3,990,674
Automobiles - 0.2%
Renault SA 2% 9/28/26 (Reg. S)	EUR	2,400,000	2,800,536
Distributors - 0.0%
LKQ Corp. 4.75% 5/15/23		115,000	115,202
Hotels, Restaurants & Leisure - 2.3%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5% 10/15/25 (b)		3,296,000	3,155,953
Boyd Gaming Corp.:
6% 8/15/26		325,000	327,438
6.375% 4/1/26		202,000	207,959
Cedar Fair LP/Canada's Wonderland Co. 5.375% 4/15/27		345,000	335,513
Choice Hotels International, Inc. 5.75% 7/1/22		145,000	152,975
Churchill Downs, Inc. 4.75% 1/15/28 (b)		465,000	434,775
Delta Merger Sub, Inc. 6% 9/15/26 (b)		400,000	405,000
Eldorado Resorts, Inc. 6% 4/1/25		1,125,000	1,139,063
FelCor Lodging LP 6% 6/1/25		565,000	587,600
GLP Capital LP/GLP Financing II, Inc.:
5.25% 6/1/25		615,000	624,723
5.75% 6/1/28		485,000	499,240
Golden Nugget, Inc.:
6.75% 10/15/24 (b)		1,200,000	1,217,256
8.75% 10/1/25 (b)		1,235,000	1,294,626
Hilton Domestic Operating Co., Inc. 5.125% 5/1/26 (b)		925,000	919,219
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25		925,000	908,350
4.875% 4/1/27		435,000	428,793
International Game Technology PLC 6.25% 1/15/27 (b)		595,000	596,101
Jacobs Entertainment, Inc. 7.875% 2/1/24 (b)		150,000	159,212
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (b)		475,000	456,594
5% 6/1/24 (b)		475,000	471,143
5.25% 6/1/26 (b)		3,225,000	3,219,356
LHMC Finco SARL 7.875% 12/20/23 (b)		600,000	609,900
LTF Merger Sub, Inc. 8.5% 6/15/23 (b)		380,000	395,675
Marriott Ownership Resorts, Inc. 6.5% 9/15/26 (b)		460,000	472,144
MCE Finance Ltd. 4.875% 6/6/25 (b)		1,502,000	1,421,077
Merlin Entertainments PLC 5.75% 6/15/26 (b)		615,000	621,150
MGM Growth Properties Operating Partnership LP 5.625% 5/1/24		365,000	374,125
MGM Mirage, Inc.:
4.625% 9/1/26		460,000	428,812
5.75% 6/15/25		1,265,000	1,271,452
Penn National Gaming, Inc. 5.625% 1/15/27 (b)		120,000	115,764
Scientific Games Corp. 5% 10/15/25 (b)		980,000	931,000
Silversea Cruises 7.25% 2/1/25 (b)		255,000	277,313
Six Flags Entertainment Corp.:
4.875% 7/31/24 (b)		715,000	700,343
5.5% 4/15/27 (b)		380,000	376,200
Stars Group Holdings BV 7% 7/15/26 (b)		1,025,000	1,057,482
Station Casinos LLC 5% 10/1/25 (b)		620,000	593,836
Studio City Co. Ltd.:
5.875% 11/30/19 (b)		420,000	423,150
7.25% 11/30/21 (b)		1,085,000	1,122,975
Viking Cruises Ltd. 5.875% 9/15/27 (b)		595,000	580,601
Voc Escrow Ltd. 5% 2/15/28 (b)		545,000	523,767
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)		1,410,000	1,309,538
Wynn Macau Ltd.:
4.875% 10/1/24 (b)		855,000	804,769
5.5% 10/1/27 (b)		1,230,000	1,155,597
			33,107,559
Household Durables - 0.5%
Lennar Corp. 4.75% 11/29/27		620,000	596,750
LGI Homes, Inc. 6.875% 7/15/26 (b)		605,000	594,413
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (b)		285,000	283,433
5.75% 10/15/20		2,476,070	2,482,260
7% 7/15/24 (b)		360,000	366,300
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		435,000	438,263
Toll Brothers Finance Corp. 4.375% 4/15/23		1,106,000	1,096,323
TRI Pointe Homes, Inc.:
4.375% 6/15/19		320,000	321,600
5.875% 6/15/24		780,000	774,150
William Lyon Homes, Inc.:
5.875% 1/31/25		380,000	352,925
6% 9/1/23		375,000	361,875
			7,668,292
Internet & Direct Marketing Retail - 0.7%
Netflix, Inc.:
4.375% 11/15/26		640,000	599,744
4.875% 4/15/28 (b)		1,465,000	1,377,100
5.375% 2/1/21 (b)		420,000	430,500
5.75% 3/1/24		612,000	627,300
5.875% 2/15/25		1,395,000	1,442,081
5.875% 11/15/28 (b)		3,265,000	3,262,780
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (b)		1,605,000	1,608,210
6% 4/1/23		580,000	597,400
6.375% 5/15/25		120,000	124,682
			10,069,797
Media - 2.5%
Altice SA 7.625% 2/15/25 (b)		2,435,000	2,219,259
Altice U.S. Finance SA 5.5% 5/15/26 (b)		2,705,000	2,696,885
Block Communications, Inc. 6.875% 2/15/25 (b)		480,000	492,000
Cablevision SA 6.5% 6/15/21 (b)		200,000	197,000
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (b)		2,205,000	2,072,480
5.125% 2/15/23		1,565,000	1,570,869
5.125% 5/1/23 (b)		720,000	722,916
5.125% 5/1/27 (b)		2,570,000	2,436,643
5.375% 5/1/25 (b)		720,000	714,600
5.5% 5/1/26 (b)		2,450,000	2,422,438
5.75% 9/1/23		500,000	508,120
5.75% 1/15/24		555,000	564,019
5.75% 2/15/26 (b)		1,030,000	1,033,863
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.125% 12/15/21 (b)		1,490,000	1,503,038
7.5% 4/1/28 (b)		1,540,000	1,613,150
CSC Holdings LLC 5.375% 2/1/28 (b)		1,190,000	1,136,450
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (b)		525,000	490,875
4.875% 4/11/22 (b)		250,000	247,813
5.125% 3/31/27 (b)		205,000	188,602
iHeartCommunications, Inc. 11.25% 3/1/21 (b)(c)		630,000	450,450
Liberty Media Corp.:
8.25% 2/1/30		1,610,000	1,716,743
8.5% 7/15/29		270,000	289,575
Lions Gate Entertainment Corp. 5.875% 11/1/24 (b)		215,000	219,300
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)		1,892,145	1,854,302
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)		295,000	287,917
Quebecor Media, Inc. 5.75% 1/15/23		790,000	812,713
Sirius XM Radio, Inc.:
4.625% 5/15/23 (b)		260,000	257,426
5% 8/1/27 (b)		735,000	707,224
5.375% 4/15/25 (b)		620,000	622,325
5.375% 7/15/26 (b)		620,000	615,350
Tegna, Inc. 5.5% 9/15/24 (b)		410,000	414,613
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		1,900,000	1,903,021
Videotron Ltd. 5.125% 4/15/27 (b)		615,000	603,500
VTR Finance BV 6.875% 1/15/24 (b)		1,000,000	1,017,500
WMG Acquisition Corp. 5.625% 4/15/22 (b)		103,000	104,416
Ziggo Bond Finance BV 6% 1/15/27 (b)		635,000	578,644
Ziggo Secured Finance BV 5.5% 1/15/27 (b)		1,270,000	1,191,578
			36,477,617
Specialty Retail - 0.0%
Penske Automotive Group, Inc. 5.5% 5/15/26		460,000	447,212
Sonic Automotive, Inc. 6.125% 3/15/27		220,000	205,700
			652,912
Textiles, Apparel & Luxury Goods - 0.0%
Tecpetrol SA 4.875% 12/12/22 (b)		120,000	108,900
TOTAL CONSUMER DISCRETIONARY			94,991,489
CONSUMER STAPLES - 1.3%
Beverages - 0.0%
Central American Bottling Corp. 5.75% 1/31/27 (b)		105,000	104,081
Food & Staples Retailing - 0.1%
ESAL GmbH 6.25% 2/5/23 (b)		1,705,000	1,690,081
Food Products - 1.0%
B&G Foods, Inc. 4.625% 6/1/21		565,000	564,294
CF Industries Holdings, Inc.:
4.95% 6/1/43		610,000	539,850
5.15% 3/15/34		615,000	585,788
5.375% 3/15/44		615,000	570,413
JBS Investments GmbH:
7.25% 4/3/24 (b)		2,205,000	2,243,588
7.75% 10/28/20 (b)		675,000	688,763
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		1,030,000	1,002,963
5.875% 7/15/24 (b)		1,812,000	1,784,820
6.75% 2/15/28 (b)		925,000	919,219
7.25% 6/1/21 (b)		350,000	355,250
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)		425,000	415,969
4.875% 11/1/26 (b)		430,000	421,400
Pilgrim's Pride Corp.:
5.75% 3/15/25 (b)		925,000	890,313
5.875% 9/30/27 (b)		360,000	340,200
Post Holdings, Inc.:
5% 8/15/26 (b)		2,440,000	2,307,142
5.5% 3/1/25 (b)		530,000	525,760
5.75% 3/1/27 (b)		405,000	397,913
			14,553,645
Personal Products - 0.1%
First Quality Finance Co., Inc. 5% 7/1/25 (b)		490,000	458,150
Prestige Brands, Inc. 5.375% 12/15/21 (b)		725,000	726,813
			1,184,963
Tobacco - 0.1%
BAT International Finance PLC 2.25% 1/16/30	EUR	1,715,000	1,940,342
TOTAL CONSUMER STAPLES			19,473,112
ENERGY - 6.8%
Energy Equipment & Services - 0.9%
Borets Finance DAC 6.5% 4/7/22 (b)		310,000	302,250
Compressco Partners LP/Compressco Finance, Inc. 7.5% 4/1/25 (b)		615,000	627,300
Ensco PLC:
4.5% 10/1/24		665,000	571,069
5.2% 3/15/25		420,000	365,400
5.75% 10/1/44		600,000	448,500
7.75% 2/1/26		685,000	679,863
Exterran Energy Solutions LP 8.125% 5/1/25		575,000	600,875
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		385,000	388,369
Forum Energy Technologies, Inc. 6.25% 10/1/21		715,000	713,213
Jonah Energy LLC 7.25% 10/15/25 (b)		725,000	554,625
Noble Holding International Ltd.:
6.2% 8/1/40		235,000	182,419
7.875% 2/1/26 (b)		1,210,000	1,255,375
7.95% 4/1/25 (a)		520,000	507,650
8.95% 4/1/45 (a)		120,000	116,250
SESI LLC 7.75% 9/15/24		365,000	372,300
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		560,000	621,721
Summit Midstream Holdings LLC 5.75% 4/15/25		440,000	423,500
The Oil and Gas Holding Co. 7.5% 10/25/27 (b)		565,000	556,570
Transocean Guardian Ltd. 5.875% 1/15/24 (b)		860,000	867,525
Transocean Pontus Ltd. 6.125% 8/1/25 (b)		535,000	543,688
Transocean, Inc.:
7.5% 1/15/26 (b)		645,000	665,963
9% 7/15/23 (b)		1,330,000	1,446,375
Trinidad Drilling Ltd. 6.625% 2/15/25 (b)		250,000	247,500
Unit Corp. 6.625% 5/15/21		120,000	120,000
Weatherford International, Inc. 9.875% 3/1/25 (b)		770,000	743,050
			13,921,350
Oil, Gas & Consumable Fuels - 5.9%
American Energy-Permian Basin LLC/AEPB Finance Corp. 13% 11/30/20 (b)		940,000	1,034,000
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 9/15/24		245,000	246,531
Antero Resources Corp.:
5.125% 12/1/22		45,000	45,563
5.625% 6/1/23 (Reg. S)		560,000	573,300
Antero Resources Finance Corp. 5.375% 11/1/21		295,000	298,776
California Resources Corp. 8% 12/15/22 (b)		300,000	286,125
Callon Petroleum Co. 6.125% 10/1/24		225,000	228,938
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		380,000	388,075
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27		630,000	632,363
5.875% 3/31/25		790,000	829,500
7% 6/30/24		710,000	777,450
Cheniere Energy Partners LP 5.625% 10/1/26 (b)		590,000	594,248
Chesapeake Energy Corp.:
8% 12/15/22 (b)		1,222,000	1,280,045
8% 1/15/25		345,000	356,040
Citgo Holding, Inc. 10.75% 2/15/20 (b)		3,117,000	3,304,020
CNX Midstream Partners LP 6.5% 3/15/26 (b)		335,000	332,488
Comstock Escrow Corp. 9.75% 8/15/26 (b)		1,035,000	1,032,723
Concho Resources, Inc. 4.375% 1/15/25		630,000	634,401
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.0841% 6/15/22 (a)(b)(d)		155,000	155,056
6.5% 5/15/26 (b)		615,000	621,150
6.875% 6/15/25 (b)		310,000	322,013
Continental Resources, Inc. 4.375% 1/15/28		775,000	769,207
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.75% 4/1/25		465,000	474,881
6.25% 4/1/23		1,975,000	2,039,188
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		1,070,000	1,086,050
DCP Midstream LLC 5.85% 5/21/43 (a)(b)		885,000	818,625
Denbury Resources, Inc.:
4.625% 7/15/23		705,000	619,963
5.5% 5/1/22		1,945,000	1,789,400
6.375% 8/15/21		1,050,000	1,023,750
7.5% 2/15/24 (b)		1,035,000	1,066,050
9% 5/15/21 (b)		2,465,000	2,665,281
Diamondback Energy, Inc.:
4.75% 11/1/24		540,000	540,675
5.375% 5/31/25		255,000	260,738
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (a)		1,225,000	1,234,384
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (b)		265,000	265,000
5.75% 1/30/28 (b)		265,000	265,000
Energy Transfer Equity LP 5.5% 6/1/27		860,000	892,508
EnLink Midstream Partners LP:
4.15% 6/1/25		465,000	440,767
4.4% 4/1/24		460,000	446,526
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 5/15/26 (b)		2,630,000	2,692,463
8% 11/29/24 (b)		475,000	478,563
Extraction Oil & Gas, Inc. 7.375% 5/15/24 (b)		365,000	360,438
Frontera Energy Corp. 9.7% 6/25/23 (b)		445,000	466,694
Genesis Energy LP/Genesis Energy Finance Corp. 6.25% 5/15/26		465,000	442,913
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		495,000	507,236
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		130,000	128,783
7% 6/15/23		580,000	587,250
Gran Tierra Energy International Holdings Ltd. 6.25% 2/15/25 (b)		225,000	220,343
Hess Infrastructure Partners LP 5.625% 2/15/26 (b)		795,000	802,950
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		510,000	497,633
5.75% 10/1/25 (b)		580,000	582,175
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (b)		390,000	398,775
Indigo Natural Resources LLC 6.875% 2/15/26 (b)		710,000	686,925
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (b)		755,000	756,785
Jupiter Resources, Inc. 8.5% 10/1/22 (b)		80,000	38,400
KazMunaiGaz Finance Sub BV:
4.75% 4/24/25 (b)		225,000	227,250
6.375% 10/24/48 (b)		170,000	178,265
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		1,020,000	1,037,850
7.875% 8/1/21 (b)		1,140,000	1,159,950
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (b)		300,000	299,250
Murphy Oil U.S.A., Inc. 5.625% 5/1/27		305,000	302,713
Newfield Exploration Co.:
5.375% 1/1/26		475,000	492,219
5.625% 7/1/24		75,000	79,031
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25		625,000	585,938
NGPL PipeCo LLC:
4.375% 8/15/22 (b)		150,000	151,125
4.875% 8/15/27 (b)		150,000	149,250
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)		1,940,000	1,841,060
Pan American Energy LLC 7.875% 5/7/21 (b)		890,000	905,753
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (b)		380,000	378,100
5.625% 10/15/27 (b)		300,000	300,750
6.25% 6/1/24 (b)		420,000	437,850
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23		1,695,000	1,762,800
7.25% 6/15/25		1,145,000	1,202,250
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		435,000	444,244
PDC Energy, Inc. 6.125% 9/15/24		200,000	196,750
Pemex Project Funding Master Trust:
6.625% 6/15/35		1,590,000	1,579,665
8.625% 12/1/23 (a)		250,000	283,074
Petrobras Energia SA 7.375% 7/21/23 (b)		620,000	575,056
Petrobras Global Finance BV:
5.999% 1/27/28		451,000	416,972
6.125% 1/17/22		633,000	653,478
6.25% 3/17/24		620,000	621,240
8.75% 5/23/26		3,150,000	3,449,250
Petrobras International Finance Co. Ltd. 6.875% 1/20/40		119,000	110,581
Petroleos de Venezuela SA:
5.375% 4/12/27 (c)		480,000	103,920
6% 5/16/24 (b)(c)		385,000	84,200
6% 11/15/26 (b)(c)		930,000	199,950
12.75% 2/17/22 (b)(c)		110,000	26,455
Petroleos Mexicanos:
4.625% 9/21/23		100,000	99,100
4.875% 1/18/24		110,000	109,560
6.375% 1/23/45		815,000	754,690
6.5% 6/2/41		2,680,000	2,512,500
6.625% (b)(e)		575,000	534,750
6.75% 9/21/47		1,763,000	1,682,237
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (Reg. S)		300,000	279,000
PT Pertamina Persero 6.5% 5/27/41 (b)		175,000	191,206
QEP Resources, Inc. 5.25% 5/1/23		610,000	593,988
Range Resources Corp. 5% 3/15/23		960,000	943,200
Sabine Pass Liquefaction LLC:
5% 3/15/27		955,000	980,460
5.875% 6/30/26		925,000	998,613
Sanchez Energy Corp.:
6.125% 1/15/23		1,075,000	618,125
7.25% 2/15/23 (b)		590,000	581,150
SemGroup Corp.:
6.375% 3/15/25		310,000	304,575
7.25% 3/15/26		580,000	578,550
SM Energy Co.:
5.625% 6/1/25		280,000	278,950
6.625% 1/15/27		465,000	480,694
6.75% 9/15/26		250,000	259,688
Southern Star Central Corp. 5.125% 7/15/22 (b)		320,000	319,600
Southwestern Energy Co.:
4.1% 3/15/22		910,000	906,588
7.5% 4/1/26		470,000	492,325
7.75% 10/1/27		420,000	443,100
SRC Energy, Inc. 6.25% 12/1/25		380,000	357,200
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23 (b)		465,000	460,350
5.5% 2/15/26 (b)		595,000	574,770
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/28 (b)		620,000	602,640
5.125% 2/1/25		320,000	321,600
5.375% 2/1/27		320,000	320,000
5.875% 4/15/26 (b)		925,000	953,906
Teekay Corp. 8.5% 1/15/20		395,000	401,980
Teine Energy Ltd. 6.875% 9/30/22 (b)		590,000	594,425
Tennessee Gas Pipeline Co. 7.625% 4/1/37		50,000	61,994
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.375% 5/1/24		245,000	259,700
Transportadora de Gas del Sur SA 6.75% 5/2/25 (b)		540,000	518,400
Tullow Oil PLC 7% 3/1/25 (b)		280,000	274,232
Ultra Resources, Inc.:
6.875% 4/15/22 (b)		460,000	218,500
7.125% 4/15/25 (b)		305,000	123,525
Whiting Petroleum Corp. 6.625% 1/15/26		425,000	442,000
WPX Energy, Inc.:
5.25% 9/15/24		490,000	493,342
5.75% 6/1/26		465,000	468,116
6% 1/15/22		730,000	756,463
YPF SA:
8.5% 3/23/21 (b)		245,000	246,838
8.75% 4/4/24 (b)		2,320,000	2,311,300
			86,259,293
TOTAL ENERGY			100,180,643
FINANCIALS - 8.9%
Banks - 2.8%
Access Bank PLC:
9.25% 6/24/21 (a)(b)		450,000	448,650
10.5% 10/19/21 (b)		95,000	100,805
Akbank TAS/Ak Finansal Kiralama A/S:
4% 1/24/20 (b)		130,000	124,475
7.2% 3/16/27 (a)(b)		330,000	272,214
Banco de Bogota SA 6.25% 5/12/26 (b)		270,000	281,070
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		400,000	406,004
Banco Do Brasil SA:
4.625% 1/15/25 (b)		170,000	156,706
4.875% 4/19/23 (b)		280,000	268,716
Banco Hipotecario SA 9.75% 11/30/20 (b)		1,810,000	1,796,425
Banco Macro SA 6.75% 11/4/26 (a)(b)		1,170,000	976,962
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		250,000	220,000
Barclays PLC 2% 2/7/28 (Reg. S) (a)	EUR	2,850,000	3,165,118
BBVA Bancomer SA 7.25% 4/22/20 (b)		475,000	495,473
Biz Finance PLC 9.625% 4/27/22 (b)		675,000	686,678
BTA Bank JSC 5.5% 12/21/22 (b)		227,000	226,535
CaixaBank SA 2.75% 7/14/28 (Reg. S) (a)	EUR	1,700,000	2,003,273
CBOM Finance PLC 5.55% 2/14/23 (b)		175,000	160,563
CIT Group, Inc.:
5% 8/15/22		696,000	711,312
5.375% 5/15/20		69,000	70,904
Citigroup, Inc.:
1.5% 7/24/26 (Reg. S) (a)	EUR	2,650,000	3,060,337
1.625% 3/21/28 (Reg. S)	EUR	1,550,000	1,764,780
Export Credit Bank of Turkey 5.875% 4/24/19 (b)		210,000	207,323
Export-Import Bank of Korea 6.2% 8/7/21 (b)	INR	21,900,000	282,907
Fidelity Bank PLC 10.5% 10/16/22 (b)		510,000	519,904
HBOS PLC 4.5% 3/18/30 (a)	EUR	1,350,000	1,738,382
ING Groep NV 2% 3/22/30 (a)	EUR	3,000,000	3,411,798
Intesa Sanpaolo SpA 3.928% 9/15/26 (Reg. S)	EUR	400,000	464,659
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		530,000	526,449
5.5% 8/6/22 (b)		490,000	495,145
JSC BGEO Group 6% 7/26/23 (b)		800,000	780,160
Lloyds Banking Group PLC 0.625% 1/15/24 (a)	EUR	3,000,000	3,376,754
SB Capital SA 5.5% 2/26/24 (a)(b)		435,000	432,825
T.C. Ziraat Bankasi A/S 4.25% 7/3/19 (b)		20,000	19,340
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (b)		695,000	736,024
Turkiye Garanti Bankasi A/S:
4.75% 10/17/19 (b)		125,000	122,030
6.125% 5/24/27 (a)(b)		360,000	300,535
6.25% 4/20/21 (b)		225,000	217,575
Turkiye Ihracat Kredi Bankasi A/S 6.125% 5/3/24 (b)		110,000	98,429
Turkiye Is Bankasi A/S 5.5% 4/21/22 (b)		360,000	303,277
Turkiye Vakiflar Bankasi TAO:
5% 10/31/18		150,000	148,862
5.75% 1/30/23 (b)		560,000	478,800
6.875% 2/3/25 (Reg. S) (a)		750,000	562,500
UniCredit SpA:
3 month EURIBOR + 2.750% 2.431% 5/3/25 (a)(d)	EUR	610,000	682,878
6.95% 10/31/22 (Reg. S)	EUR	3,800,000	5,072,712
Zenith Bank PLC:
6.25% 4/22/19 (b)		1,705,000	1,711,820
7.375% 5/30/22 (b)		1,135,000	1,145,283
			41,233,371
Capital Markets - 0.4%
AssuredPartners, Inc. 7% 8/15/25 (b)		245,000	242,550
BCD Acquisition, Inc. 9.625% 9/15/23 (b)		945,000	1,007,606
Goldman Sachs Group, Inc. 2% 11/1/28 (Reg. S)	EUR	1,500,000	1,724,522
JAB Holdings BV 2.5% 6/25/29	EUR	1,800,000	2,138,883
MSCI, Inc.:
5.25% 11/15/24 (b)		345,000	353,280
5.75% 8/15/25 (b)		365,000	382,418
			5,849,259
Consumer Finance - 2.8%
Ally Financial, Inc.:
4.125% 2/13/22		1,160,000	1,158,550
4.625% 3/30/25		1,915,000	1,900,638
5.125% 9/30/24		2,750,000	2,832,500
8% 11/1/31		823,000	996,859
8% 11/1/31		16,143,000	19,553,209
Credito Real S.A.B. de CV 7.5% 3/13/19 (b)		395,000	400,431
Navient Corp.:
5.875% 10/25/24		2,745,000	2,679,751
6.5% 6/15/22		470,000	481,195
7.25% 9/25/23		285,000	302,100
SLM Corp.:
5.5% 1/25/23		1,685,000	1,680,788
6.125% 3/25/24		830,000	830,000
7.25% 1/25/22		2,650,000	2,795,750
Springleaf Financial Corp.:
6.875% 3/15/25		2,580,000	2,578,710
7.125% 3/15/26		3,405,000	3,384,570
			41,575,051
Diversified Financial Services - 1.4%
1MDB Global Investments Ltd. 4.4% 3/9/23		1,000,000	944,017
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		775,000	546,383
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (b)		395,000	376,238
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (b)		235,000	230,300
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (b)		390,000	405,889
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22		3,370,000	3,412,125
6% 8/1/20		995,000	1,013,079
6.25% 2/1/22		1,050,000	1,076,250
6.375% 12/15/25		2,785,000	2,795,444
6.75% 2/1/24		535,000	547,706
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (b)		410,000	420,763
James Hardie International Finance Ltd.:
4.75% 1/15/25 (b)		450,000	435,465
5% 1/15/28 (b)		455,000	429,406
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		700,000	707,121
Sistema International Funding SA 6.95% 5/17/19 (b)		1,065,000	1,063,403
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		1,590,000	1,742,322
Sparc Em Spc 0% 12/5/22 (b)		200,000	183,230
Starfruit Finco BV / Starfruit U.S. Holdco LLC 8% 10/1/26 (b)		1,185,000	1,201,294
TMK Capital SA:
6.75% 4/3/20 (b)		40,000	40,004
6.75% 4/3/20 (Reg. S)		200,000	200,022
Valvoline, Inc. 5.5% 7/15/24		230,000	230,575
Venator Finance SARL/Venator Capital Management Ltd. 5.75% 7/15/25 (b)		525,000	476,438
Wendel SA 2.75% 10/2/24 (Reg. S)	EUR	1,600,000	1,972,202
			20,449,676
Insurance - 1.2%
ACE INA Holdings, Inc. 1.55% 3/15/28	EUR	1,350,000	1,559,911
Acrisure LLC / Acrisure Finance, Inc. 7% 11/15/25 (b)		910,000	848,284
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (b)		1,440,000	1,490,400
AmWINS Group, Inc. 7.75% 7/1/26 (b)		300,000	312,000
Assicurazioni Generali SpA 7.75% 12/12/42 (a)	EUR	3,000,000	4,092,102
Aviva PLC 6.125% 7/5/43 (a)	EUR	817,000	1,104,894
AXA SA 3.25% 5/28/49 (a)	EUR	2,200,000	2,502,917
Centene Escrow Corp. 5.375% 6/1/26 (b)		1,545,000	1,583,625
Credit Agricole Assurances SA 2.625% 1/29/48 (a)	EUR	3,100,000	3,292,814
HUB International Ltd. 7% 5/1/26 (b)		595,000	595,779
USIS Merger Sub, Inc. 6.875% 5/1/25 (b)		615,000	613,463
			17,996,189
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25		595,000	569,778
Thrifts & Mortgage Finance - 0.3%
Nationwide Building Society 2% 7/25/29 (Reg. S) (a)	EUR	3,571,000	4,045,774
TOTAL FINANCIALS			131,719,098
HEALTH CARE - 3.1%
Health Care Equipment & Supplies - 0.1%
Hill-Rom Holdings, Inc. 5.75% 9/1/23 (b)		290,000	297,250
Hologic, Inc.:
4.375% 10/15/25 (b)		320,000	304,800
4.625% 2/1/28 (b)		215,000	201,563
Teleflex, Inc. 4.625% 11/15/27		255,000	242,786
			1,046,399
Health Care Providers & Services - 2.1%
Community Health Systems, Inc.:
6.875% 2/1/22		2,265,000	1,269,080
8.125% 6/30/24 (b)		2,377,000	1,984,795
8.625% 1/15/24 (b)		2,400,000	2,487,000
11% 6/30/23 (b)(f)		1,030,000	926,567
Enterprise Merger Sub, Inc. 8.75% 10/15/26 (b)(g)		1,775,000	1,775,000
HCA Holdings, Inc.:
4.75% 5/1/23		630,000	641,813
5.25% 6/15/26		750,000	771,563
5.375% 2/1/25		1,155,000	1,178,100
5.375% 9/1/26		635,000	637,604
5.625% 9/1/28		775,000	775,078
5.875% 3/15/22		1,915,000	2,029,900
5.875% 5/1/23		2,145,000	2,260,294
5.875% 2/15/26		2,995,000	3,118,544
6.5% 2/15/20		2,410,000	2,502,183
7.5% 2/15/22		1,175,000	1,286,625
HealthSouth Corp.:
5.125% 3/15/23		330,000	330,825
5.75% 11/1/24		1,135,000	1,150,504
MPH Acquisition Holdings LLC 7.125% 6/1/24 (b)		335,000	348,233
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (a)(b)		1,105,000	1,141,730
Quintiles Transnational Corp. 4.875% 5/15/23 (b)		445,000	447,225
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23		260,000	260,650
Tenet Healthcare Corp.:
4.625% 7/15/24		305,000	296,460
5.125% 5/1/25		305,000	300,425
7.5% 1/1/22 (b)		365,000	380,969
Vizient, Inc. 10.375% 3/1/24 (b)		660,000	721,875
Wellcare Health Plans, Inc.:
5.25% 4/1/25		475,000	482,719
5.375% 8/15/26 (b)		385,000	391,738
West Street Merger Sub, Inc. 6.375% 9/1/25 (b)		305,000	288,988
			30,186,487
Pharmaceuticals - 0.9%
Catalent Pharma Solutions 4.875% 1/15/26 (b)		205,000	197,313
Inventiv Group Holdings, Inc. / Investment 7.5% 10/1/24 (b)		228,000	241,110
NVA Holdings, Inc. 6.875% 4/1/26 (b)		330,000	329,175
Teva Pharmaceutical Finance Co. BV:
2.95% 12/18/22		250,000	232,149
3.65% 11/10/21		175,000	169,493
Teva Pharmaceutical Finance IV BV 3.65% 11/10/21		740,000	716,715
Teva Pharmaceutical Finance IV LLC 2.25% 3/18/20		310,000	300,826
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (b)		4,578,000	4,569,989
5.875% 5/15/23 (b)		2,165,000	2,101,674
6.5% 3/15/22 (b)		620,000	644,800
7% 3/15/24 (b)		925,000	977,263
8.5% 1/31/27 (b)		620,000	651,000
9% 12/15/25 (b)		2,415,000	2,599,240
			13,730,747
TOTAL HEALTH CARE			44,963,633
INDUSTRIALS - 2.0%
Aerospace & Defense - 0.7%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (b)		225,000	225,844
BWX Technologies, Inc. 5.375% 7/15/26 (b)		430,000	431,613
DAE Funding LLC:
4% 8/1/20 (b)		355,000	351,006
4.5% 8/1/22 (b)		440,000	429,000
5% 8/1/24 (b)		605,000	592,144
Huntington Ingalls Industries, Inc. 5% 11/15/25 (b)		550,000	569,690
KLX, Inc. 5.875% 12/1/22 (b)		1,455,000	1,503,015
TransDigm UK Holdings PLC 6.875% 5/15/26 (b)		1,805,000	1,852,381
TransDigm, Inc.:
6.375% 6/15/26		2,825,000	2,853,250
6.5% 5/15/25 (Reg. S)		835,000	850,656
			9,658,599
Air Freight & Logistics - 0.1%
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		1,080,000	1,103,382
XPO Logistics, Inc. 6.125% 9/1/23 (b)		490,000	507,763
			1,611,145
Airlines - 0.1%
Air Canada 2013-1 Pass Through Trust 5.375% 11/15/22 (b)		121,043	123,615
Allegiant Travel Co. 5.5% 7/15/19		160,000	161,600
Azul Investments LLP 5.875% 10/26/24 (b)		300,000	259,563
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		13,460	13,847
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24		100,105	109,975
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23		201,937	202,441
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 10/22/23		289,292	320,026
Series 2012-2 Class B, 6.75% 6/3/21		145,769	152,993
Series 2013-1 Class B, 5.375% 11/15/21		194,004	198,365
			1,542,425
Building Products - 0.0%
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (b)		185,000	182,456
6.125% 4/1/25 (b)		185,000	180,606
USG Corp. 4.875% 6/1/27 (b)		160,000	161,762
			524,824
Commercial Services & Supplies - 0.4%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (b)		565,000	571,209
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (b)		110,000	113,067
CD&R Waterworks Merger Sub LLC 6.125% 8/15/25 (b)		240,000	230,698
Covanta Holding Corp.:
5.875% 3/1/24		1,870,000	1,909,177
5.875% 7/1/25		165,000	166,650
Harland Clarke Holdings Corp. 8.375% 8/15/22 (b)		930,000	891,638
KAR Auction Services, Inc. 5.125% 6/1/25 (b)		525,000	509,250
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner U.S.A. 8.375% 12/1/22 (b)		530,000	541,925
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (b)		190,000	189,905
Tervita Escrow Corp. 7.625% 12/1/21 (b)		280,000	288,750
The Brink's Co. 4.625% 10/15/27 (b)		620,000	571,950
			5,984,219
Construction & Engineering - 0.2%
AECOM 5.125% 3/15/27		625,000	609,438
Blueline Rental Finance Corp./Blueline Rental LLC 9.25% 3/15/24 (b)		1,160,000	1,217,275
Cementos Progreso Trust 7.125% 11/6/23 (b)		440,000	455,950
Odebrecht Finance Ltd.:
4.375% 4/25/25 (b)		1,530,000	491,513
5.25% 6/27/29 (b)		580,000	191,406
7.125% 6/26/42 (b)		1,406,000	485,070
			3,450,652
Electrical Equipment - 0.0%
Sensata Technologies BV 5% 10/1/25 (b)		575,000	574,264
Industrial Conglomerates - 0.0%
Alfa SA de CV 5.25% 3/25/24 (b)		200,000	204,460
Turk Sise ve Cam Fabrikalari A/S 4.25% 5/9/20 (b)		110,000	105,483
			309,943
Machinery - 0.1%
Stevens Holding Co., Inc. 6.125% 10/1/26 (b)		155,000	157,519
Xerium Technologies, Inc. 9.5% 8/15/21		940,000	988,410
			1,145,929
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		150,000	123,900
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)		490,000	455,700
			579,600
Professional Services - 0.1%
IHS Markit Ltd.:
4% 3/1/26 (b)		275,000	263,141
4.75% 2/15/25 (b)		485,000	492,047
			755,188
Road & Rail - 0.0%
JSC Georgian Railway 7.75% 7/11/22 (b)		200,000	211,958
Trading Companies & Distributors - 0.2%
Aircastle Ltd.:
5% 4/1/23		345,000	354,329
5.5% 2/15/22		555,000	576,877
Ashtead Capital, Inc. 5.625% 10/1/24 (b)		550,000	569,938
Avantor, Inc. 6% 10/1/24 (b)		625,000	634,375
FLY Leasing Ltd. 5.25% 10/15/24		490,000	471,013
United Rentals North America, Inc. 5.5% 5/15/27		405,000	400,444
			3,006,976
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		575,000	553,150
TOTAL INDUSTRIALS			29,908,872
INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.1%
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (b)		1,835,000	1,844,175
8.625% 5/6/19 (Reg. S)		200,000	201,000
			2,045,175
Electronic Equipment & Components - 0.0%
TTM Technologies, Inc. 5.625% 10/1/25 (b)		210,000	210,525
Internet Software & Services - 0.2%
Balboa Merger Sub, Inc. 11.375% 12/1/21 (b)		1,260,000	1,345,050
Camelot Finance SA 7.875% 10/15/24 (b)		280,000	279,098
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24		165,000	168,094
5.375% 3/15/27		140,000	143,150
GTT Communications, Inc. 7.875% 12/31/24 (b)		300,000	291,750
			2,227,142
IT Services - 0.2%
Banff Merger Sub, Inc. 9.75% 9/1/26 (b)		1,480,000	1,501,460
CDW LLC/CDW Finance Corp.:
5% 9/1/23		565,000	576,018
5% 9/1/25		335,000	333,744
Gartner, Inc. 5.125% 4/1/25 (b)		305,000	306,638
			2,717,860
Semiconductors & Semiconductor Equipment - 0.3%
NXP BV/NXP Funding LLC:
4.125% 6/1/21 (b)		465,000	464,498
4.625% 6/15/22 (b)		900,000	907,875
4.625% 6/1/23 (b)		1,865,000	1,890,644
Qorvo, Inc. 5.5% 7/15/26 (b)		300,000	304,539
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)		585,000	615,713
Versum Materials, Inc. 5.5% 9/30/24 (b)		330,000	337,425
			4,520,694
Software - 0.2%
Ascend Learning LLC 6.875% 8/1/25 (b)		210,000	212,100
CDK Global, Inc. 5.875% 6/15/26		225,000	232,398
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		970,000	1,011,225
JDA Escrow LLC/JDA Bond Finance, Inc. 7.375% 10/15/24 (b)		225,000	233,438
Open Text Corp. 5.875% 6/1/26 (b)		465,000	478,659
Parametric Technology Corp. 6% 5/15/24		190,000	198,313
Symantec Corp. 5% 4/15/25 (b)		530,000	525,228
			2,891,361
TOTAL INFORMATION TECHNOLOGY			14,612,757
MATERIALS - 3.1%
Chemicals - 0.5%
Braskem Finance Ltd. 5.375% 5/2/22 (b)		315,000	320,119
Hexion, Inc. 10.375% 2/1/22 (b)		235,000	228,538
LSB Industries, Inc. 9.625% 5/1/23 (b)		310,000	324,725
Momentive Performance Materials, Inc. 10% 10/15/20 (c)(h)		1,515,000	0
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (c)(h)		3,580,000	0
NOVA Chemicals Corp.:
4.875% 6/1/24 (b)		770,000	741,318
5.25% 6/1/27 (b)		660,000	614,625
OCI NV 6.625% 4/15/23 (b)		270,000	279,450
OCP SA 5.625% 4/25/24 (b)		200,000	205,310
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		705,000	648,600
Platform Specialty Products Corp.:
5.875% 12/1/25 (b)		945,000	932,498
6.5% 2/1/22 (b)		555,000	567,488
Sasol Financing U.S.A. LLC 5.875% 3/27/24		305,000	310,697
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (b)		495,000	509,850
The Chemours Co. LLC 5.375% 5/15/27		910,000	878,150
TPC Group, Inc. 8.75% 12/15/20 (b)		765,000	763,088
Tronox Finance PLC 5.75% 10/1/25 (b)		285,000	264,338
			7,588,794
Construction Materials - 0.2%
CEMEX Finance LLC 6% 4/1/24 (b)		400,000	412,012
CEMEX S.A.B. de CV 7.75% 4/16/26 (b)		625,000	683,594
Holcim Finance Luxembourg SA 2.25% 5/26/28 (Reg. S)	EUR	1,372,000	1,609,636
Summit Materials LLC/Summit Materials Finance Corp. 5.125% 6/1/25 (b)		260,000	243,750
U.S. Concrete, Inc. 6.375% 6/1/24		300,000	303,510
Union Andina de Cementos SAA 5.875% 10/30/21 (b)		400,000	409,500
			3,662,002
Containers & Packaging - 0.6%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (b)		615,000	608,850
6% 2/15/25 (b)		1,040,000	1,017,900
7.25% 5/15/24 (b)		1,100,000	1,150,875
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,210,000	1,315,875
7.5% 12/15/96		160,000	160,400
Flex Acquisition Co., Inc. 6.875% 1/15/25 (b)		280,000	267,400
Mondi Finance PLC 1.625% 4/27/26 (Reg. S)	EUR	2,850,000	3,288,047
Plastipak Holdings, Inc. 6.25% 10/15/25 (b)		180,000	164,250
Sealed Air Corp. 5.25% 4/1/23 (b)		270,000	274,725
			8,248,322
Metals & Mining - 1.8%
Alcoa Nederland Holding BV:
6.125% 5/15/28 (b)		200,000	205,500
6.75% 9/30/24 (b)		430,000	454,725
7% 9/30/26 (b)		355,000	381,181
Aleris International, Inc. 6% 6/1/20 (b)(h)		1,759	1,759
ArcelorMittal SA 0.95% 1/17/23 (Reg. S)	EUR	1,775,000	2,029,823
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (b)		475,000	501,719
Cleveland-Cliffs, Inc.:
4.875% 1/15/24 (b)		620,000	610,700
5.75% 3/1/25		615,000	598,088
Commercial Metals Co. 5.75% 4/15/26 (b)		460,000	446,200
Constellium NV 5.875% 2/15/26 (b)		255,000	249,581
CSN Islands XI Corp. 6.875% 9/21/19 (b)		1,155,000	1,149,225
CSN Resources SA 6.5% 7/21/20 (b)		1,050,000	1,017,450
EVRAZ Group SA 8.25% 1/28/21 (Reg. S)		400,000	421,400
Ferrexpo Finance PLC:
10.375% 4/7/19 (b)		129,000	132,225
10.375% 4/7/19 (b)		187,500	192,188
10.375% 4/7/19 (Reg. S)		75,000	76,875
10.375% 4/7/19 (Reg. S)		222,500	228,063
First Quantum Minerals Ltd.:
6.5% 3/1/24 (b)		460,000	420,900
6.875% 3/1/26 (b)		460,000	417,450
7% 2/15/21 (b)		745,000	736,619
7.25% 5/15/22 (b)		615,000	601,931
7.25% 4/1/23 (b)		1,265,000	1,204,913
7.5% 4/1/25 (b)		760,000	721,050
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (b)		405,000	400,950
5.125% 3/15/23 (b)		650,000	642,688
5.125% 5/15/24 (b)		495,000	480,521
Freeport-McMoRan, Inc.:
3.55% 3/1/22		310,000	301,475
3.875% 3/15/23		930,000	899,701
5.4% 11/14/34		300,000	282,000
5.45% 3/15/43		1,945,000	1,765,088
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (b)		540,000	534,600
GTL Trade Finance, Inc. 5.893% 4/29/24 (b)		230,000	232,415
JMC Steel Group, Inc. 9.875% 6/15/23 (b)		405,000	439,931
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (b)		350,000	381,987
Lundin Mining Corp. 7.875% 11/1/22 (b)		30,000	31,305
Metinvest BV 7.75% 4/23/23 (b)		2,165,000	2,077,374
Murray Energy Corp. 11.25% 4/15/21 (b)		660,000	470,250
Polyus Finance PLC 5.25% 2/7/23 (b)		825,000	792,198
POSCO 4% 8/1/23 (b)		270,000	269,662
Stillwater Mining Co. 6.125% 6/27/22 (b)		1,220,000	1,174,738
United States Steel Corp. 6.25% 3/15/26		615,000	609,619
Vedanta Resources PLC:
6.375% 7/30/22 (b)		930,000	895,125
8.25% 6/7/21 (b)		580,000	597,400
VM Holding SA 5.375% 5/4/27 (b)		135,000	131,153
			26,209,745
Paper & Forest Products - 0.0%
Boise Cascade Co. 5.625% 9/1/24 (b)		225,000	229,433
NewPage Corp.:
3 month U.S. LIBOR + 6.250% 6.7159% 5/1/12 (a)(c)(d)(h)		90,000	0
11.375% 12/31/2014 (c)(h)		317,581	0
			229,433
TOTAL MATERIALS			45,938,296
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Crown Castle International Corp. 5.25% 1/15/23		1,530,000	1,604,000
Equinix, Inc. 5.375% 5/15/27		480,000	480,797
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27		1,295,000	1,248,056
5.25% 8/1/26		390,000	388,050
6.375% 3/1/24		195,000	204,750
			3,925,653
Real Estate Management & Development - 0.4%
Deutsche Annington Finance BV 2.75% 3/22/38	EUR	1,200,000	1,391,752
Grand City Properties SA 1.375% 8/3/26 (Reg. S)	EUR	1,600,000	1,770,233
Howard Hughes Corp. 5.375% 3/15/25 (b)		665,000	658,350
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		85,000	87,125
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		735,000	727,650
Mattamy Group Corp. 6.875% 12/15/23 (b)		470,000	472,938
Shimao Property Holdings Ltd. 4.75% 7/3/22		655,000	628,015
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (b)		785,000	788,925
5.625% 3/1/24 (b)		65,000	64,025
			6,589,013
TOTAL REAL ESTATE			10,514,666
TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 2.2%
AT&T, Inc. 3.15% 9/4/36	EUR	1,925,000	2,241,856
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		520,000	512,959
Citizens Communications Co.:
7.875% 1/15/27		280,000	163,800
9% 8/15/31		220,000	140,140
Colombia Telecomunicaciones SA 5.375% 9/27/22 (b)		320,000	319,520
Frontier Communications Corp. 8.5% 4/1/26 (b)		1,595,000	1,507,275
GCI, Inc. 6.875% 4/15/25		560,000	579,062
GTH Finance BV:
6.25% 4/26/20 (b)		130,000	131,966
7.25% 4/26/23 (b)		1,280,000	1,331,200
Level 3 Financing, Inc.:
5.125% 5/1/23		575,000	579,313
5.375% 5/1/25		575,000	575,000
Lynx II Corp. 6.375% 4/15/23 (b)		200,000	205,870
Oztel Holdings SPC Ltd. 5.625% 10/24/23 (b)		295,000	298,688
Sable International Finance Ltd. 6.875% 8/1/22 (b)		2,640,000	2,758,562
SFR Group SA:
6.25% 5/15/24 (b)		3,245,000	3,196,325
7.375% 5/1/26 (b)		6,555,000	6,555,000
8.125% 2/1/27 (b)		2,535,000	2,611,050
Sprint Capital Corp.:
6.875% 11/15/28		1,497,000	1,504,021
8.75% 3/15/32		1,906,000	2,144,250
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (b)		600,000	612,384
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		1,400,000	1,316,000
U.S. West Communications:
6.875% 9/15/33		170,000	169,057
7.25% 9/15/25		35,000	37,584
UPCB Finance IV Ltd. 5.375% 1/15/25 (b)		615,000	614,231
Verizon Communications, Inc. 2.875% 1/15/38	EUR	1,300,000	1,510,920
Virgin Media Finance PLC 4.875% 2/15/22		565,000	543,106
			32,159,139
Wireless Telecommunication Services - 1.6%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	6,890,000	337,472
Comcel Trust 6.875% 2/6/24 (b)		855,000	874,238
Digicel Group Ltd. 6.75% 3/1/23 (b)		350,000	291,813
Intelsat Jackson Holdings SA:
5.5% 8/1/23		1,395,000	1,286,190
9.75% 7/15/25 (b)		775,000	820,531
Millicom International Cellular SA 6% 3/15/25 (b)		485,000	487,726
MTN (Mauritius) Investments Ltd.:
5.373% 2/13/22 (b)		100,000	96,467
6.5% 10/13/26 (b)		230,000	224,801
MTS International Funding Ltd. 5% 5/30/23 (b)		225,000	218,311
Sprint Communications, Inc. 6% 11/15/22		1,410,000	1,438,200
Sprint Corp.:
7.125% 6/15/24		2,940,000	3,053,925
7.625% 2/15/25		1,655,000	1,755,128
7.625% 3/1/26		2,150,000	2,275,238
7.875% 9/15/23		1,505,000	1,621,427
T-Mobile U.S.A., Inc.:
6% 4/15/24		920,000	954,040
6.375% 3/1/25		6,800,000	7,084,240
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		400,000	393,627
			23,213,374
TOTAL TELECOMMUNICATION SERVICES			55,372,513
UTILITIES - 1.2%
Electric Utilities - 0.2%
Enel SpA 3.375% 11/24/81 (Reg. S) (a)	EUR	1,375,000	1,516,622
InterGen NV 7% 6/30/23 (b)		200,000	198,000
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		250,000	299,060
Pampa Holding SA 7.5% 1/24/27 (b)		295,000	260,957
Vistra Operations Co. LLC 5.5% 9/1/26 (b)		820,000	829,225
			3,103,864
Gas Utilities - 0.0%
Southern Natural Gas Co.:
7.35% 2/15/31		175,000	208,553
8% 3/1/32		335,000	429,708
			638,261
Independent Power and Renewable Electricity Producers - 0.9%
Calpine Corp. 5.25% 6/1/26 (b)		955,000	884,569
Dynegy, Inc.:
7.375% 11/1/22		1,910,000	1,986,744
7.625% 11/1/24		3,573,000	3,845,441
NextEra Energy Partners LP:
4.25% 9/15/24 (b)		415,000	406,700
4.5% 9/15/27 (b)		290,000	277,675
NRG Energy, Inc.:
5.75% 1/15/28 (b)		1,740,000	1,757,400
6.625% 1/15/27		1,345,000	1,411,578
Pattern Energy Group, Inc. 5.875% 2/1/24 (b)		295,000	297,950
Talen Energy Supply LLC:
6.5% 6/1/25		460,000	354,200
10.5% 1/15/26 (b)		435,000	393,675
TerraForm Power Operating LLC:
4.25% 1/31/23 (b)		320,000	312,800
5% 1/31/28 (b)		320,000	297,600
6.625% 6/15/25 (a)(b)		418,000	443,080
The AES Corp.:
4% 3/15/21		460,000	458,689
4.5% 3/15/23		460,000	461,150
			13,589,251
Multi-Utilities - 0.1%
RWE AG 5.75% 2/14/33 (Reg. S)	EUR	450,000	744,221
TOTAL UTILITIES			18,075,597

TOTAL NONCONVERTIBLE BONDS			565,750,676

TOTAL CORPORATE BONDS
(Cost $564,258,176)			566,137,152

U.S. Government and Government Agency Obligations - 16.4%
U.S. Government Agency Obligations - 0.0%
Tennessee Valley Authority:
5.25% 9/15/39		$126,000	$154,297
5.375% 4/1/56		302,000	391,376

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			545,673

U.S. Treasury Obligations - 16.1%
U.S. Treasury Bills, yield at date of purchase 2.14% 12/20/18 (i)		160,000	159,244
U.S. Treasury Bonds:
stripped coupon 2/15/34		2,020,000	1,233,797
2.5% 2/15/46		3,344,000	2,917,118
2.75% 8/15/47		13,122,000	12,011,243
2.75% 11/15/47		2,450,000	2,241,463
2.875% 8/15/45		6,384,000	6,008,441
3% 11/15/44		582,000	561,562
3% 11/15/45		49,000	47,239
3% 5/15/47		900,000	866,391
3% 2/15/48		2,182,000	2,098,982
3% 8/15/48		3,335,000	3,207,723
3.625% 2/15/44		9,514,000	10,214,543
4.25% 5/15/39		3,188,000	3,716,635
4.75% 2/15/37		7,087,000	8,703,999
5.25% 2/15/29 (i)(j)		706,000	842,925
6.125% 8/15/29		103,000	132,033
6.25% 8/15/23 (i)		2,249,000	2,585,735
7.875% 2/15/21		200,000	222,922
U.S. Treasury Notes:
0.75% 7/15/19		1,522,000	1,500,716
1.125% 9/30/21		9,774,000	9,283,391
1.375% 4/30/20		4,287,000	4,194,227
1.375% 8/31/23		500,000	464,180
1.5% 10/31/19		3,630,000	3,584,483
1.5% 7/15/20		1,668,000	1,630,144
1.5% 8/15/26		2,627,000	2,346,137
1.625% 7/31/20		1,500,000	1,468,359
1.625% 8/31/22		4,833,000	4,601,733
1.625% 5/31/23		760,000	716,686
1.75% 12/31/20		2,634,000	2,571,648
1.75% 5/31/22		2,500,000	2,399,219
1.75% 6/30/22		3,913,000	3,752,047
1.875% 1/31/22		3,691,000	3,570,754
1.875% 3/31/22		14,114,000	13,631,588
1.875% 7/31/22		6,969,000	6,705,757
2% 9/30/20		12,766,000	12,562,043
2% 1/15/21		2,831,000	2,777,587
2% 12/31/21		12,241,000	11,901,025
2% 10/31/22		3,100,000	2,989,320
2% 8/15/25		768,000	719,790
2% 11/15/26		5,945,000	5,501,680
2.125% 6/30/21		1,500,000	1,470,527
2.125% 12/31/22		2,803,000	2,712,231
2.125% 7/31/24		13,464,000	12,848,653
2.125% 5/15/25		1,911,000	1,809,926
2.25% 2/29/20		1,000,000	993,125
2.25% 7/31/21		5,379,000	5,286,969
2.25% 12/31/24		8,414,000	8,058,377
2.25% 2/15/27		1,940,000	1,826,404
2.25% 8/15/27		586,000	549,627
2.25% 11/15/27		1,545,000	1,446,265
2.375% 4/15/21		9,090,000	8,981,346
2.375% 5/15/27		1,276,000	1,211,652
2.625% 8/31/20		5,000,000	4,982,227
2.625% 6/30/23		1,393,000	1,373,357
2.75% 8/15/21		4,150,000	4,134,762
2.75% 4/30/23		3,110,000	3,084,731
2.75% 8/31/23		2,200,000	2,180,922
2.75% 6/30/25		7,992,000	7,865,876
2.75% 8/31/25		1,470,000	1,445,940
2.75% 2/15/28		410,000	399,862
2.875% 7/31/25		1,200,000	1,189,969
3.625% 8/15/19		6,382,000	6,436,097

TOTAL U.S. TREASURY OBLIGATIONS			236,933,354

Other Government Related - 0.3%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 2.4826% 12/7/20 (NCUA Guaranteed) (a)(d)		82,397	82,499
Series 2011-R1 Class 1A, 1 month U.S. LIBOR + 0.450% 2.5705% 1/8/20 (NCUA Guaranteed) (a)(d)		145,193	145,403
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)		3,400,000	3,437,016

TOTAL OTHER GOVERNMENT RELATED			3,664,918

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $248,467,101)			241,143,945

U.S. Government Agency - Mortgage Securities - 0.8%
Fannie Mae - 0.6%
12 month U.S. LIBOR + 1.365% 3.578% 10/1/35 (a)(d)		791	816
12 month U.S. LIBOR + 1.495% 3.409% 1/1/35 (a)(d)		4,270	4,419
12 month U.S. LIBOR + 1.553% 4.276% 6/1/36 (a)(d)		988	1,027
12 month U.S. LIBOR + 1.565% 3.565% 3/1/37 (a)(d)		1,457	1,514
12 month U.S. LIBOR + 1.617% 3.645% 3/1/33 (a)(d)		2,731	2,810
12 month U.S. LIBOR + 1.643% 4.315% 9/1/36 (a)(d)		1,766	1,837
12 month U.S. LIBOR + 1.645% 3.589% 6/1/47 (a)(d)		2,746	2,882
12 month U.S. LIBOR + 1.725% 2.588% 6/1/42 (a)(d)		17,110	17,706
12 month U.S. LIBOR + 1.728% 3.895% 11/1/36 (a)(d)		1,305	1,371
12 month U.S. LIBOR + 1.745% 3.681% 7/1/35 (a)(d)		8,220	8,583
12 month U.S. LIBOR + 1.760% 3.613% 2/1/37 (a)(d)		11,028	11,566
12 month U.S. LIBOR + 1.800% 2.723% 1/1/42 (a)(d)		60,610	63,330
12 month U.S. LIBOR + 1.800% 4.547% 7/1/41 (a)(d)		15,902	16,758
12 month U.S. LIBOR + 1.818% 2.692% 2/1/42 (a)(d)		90,917	94,830
12 month U.S. LIBOR + 1.818% 3.129% 9/1/41 (a)(d)		7,096	7,482
12 month U.S. LIBOR + 1.818% 4.545% 7/1/41 (a)(d)		9,483	9,862
12 month U.S. LIBOR + 1.830% 3.381% 10/1/41 (a)(d)		6,573	6,807
12 month U.S. LIBOR + 1.851% 4.271% 5/1/36 (a)(d)		497	520
12 month U.S. LIBOR + 1.885% 3.971% 4/1/36 (a)(d)		7,906	8,355
12 month U.S. LIBOR + 2.176% 4.352% 8/1/35 (a)(d)		5,291	5,553
6 month U.S. LIBOR + 1.550% 3.746% 11/1/35 (a)(d)		4,997	5,146
6 month U.S. LIBOR + 1.550% 3.831% 9/1/33 (a)(d)		11,959	12,294
3% 11/1/46		200,156	191,769
3% 10/1/48		200,000	191,385
3.5% 7/1/32 to 4/1/48		1,964,554	1,956,505
4% 10/1/48 (g)		2,050,000	2,070,055
4% 10/1/48 (g)		1,100,000	1,110,761
4.5% 11/1/25 to 6/1/41		651,162	675,479
4.5% 10/1/48 (g)		100,000	103,164
5.5% 12/1/39 to 5/1/44		2,211,918	2,402,418
6% 1/1/34 to 6/1/36		257,645	282,781
6.5% 5/1/26 to 8/1/36		255,449	282,433

TOTAL FANNIE MAE			9,552,218

Freddie Mac - 0.1%
12 month U.S. LIBOR + 1.325% 3.075% 3/1/37 (a)(d)		944	970
12 month U.S. LIBOR + 1.325% 3.167% 1/1/36 (a)(d)		2,379	2,445
12 month U.S. LIBOR + 1.600% 4.35% 7/1/35 (a)(d)		1,797	1,867
12 month U.S. LIBOR + 1.665% 3.54% 7/1/36 (a)(d)		127,740	132,834
12 month U.S. LIBOR + 1.754% 3.971% 9/1/41 (a)(d)		86,211	88,903
12 month U.S. LIBOR + 1.793% 3.543% 4/1/37 (a)(d)		2,017	2,112
12 month U.S. LIBOR + 1.877% 4.204% 4/1/41 (a)(d)		6,590	6,816
12 month U.S. LIBOR + 1.880% 3.019% 10/1/41 (a)(d)		59,140	61,539
12 month U.S. LIBOR + 1.880% 4.233% 9/1/41 (a)(d)		9,212	9,519
12 month U.S. LIBOR + 1.884% 4.367% 10/1/42 (a)(d)		54,150	56,274
12 month U.S. LIBOR + 1.910% 4.358% 5/1/41 (a)(d)		12,956	13,456
12 month U.S. LIBOR + 1.910% 4.477% 5/1/41 (a)(d)		9,244	9,737
12 month U.S. LIBOR + 1.910% 4.583% 6/1/41 (a)(d)		12,645	13,137
12 month U.S. LIBOR + 1.910% 4.653% 6/1/41 (a)(d)		8,280	8,604
12 month U.S. LIBOR + 2.045% 4.778% 7/1/36 (a)(d)		3,184	3,362
6 month U.S. LIBOR + 1.445% 3.445% 3/1/35 (a)(d)		1,997	2,044
6 month U.S. LIBOR + 1.647% 4.152% 2/1/37 (a)(d)		2,045	2,112
6 month U.S. LIBOR + 1.685% 4.04% 1/1/37 (a)(d)		10,370	10,717
6 month U.S. LIBOR + 1.720% 4.22% 8/1/37 (a)(d)		2,833	2,935
6 month U.S. LIBOR + 1.746% 3.83% 5/1/37 (a)(d)		760	791
6 month U.S. LIBOR + 1.844% 4.119% 10/1/36 (a)(d)		8,051	8,259
6 month U.S. LIBOR + 1.913% 4.276% 10/1/35 (a)(d)		5,043	5,239
6 month U.S. LIBOR + 2.010% 4.175% 5/1/37 (a)(d)		11,080	11,588
6 month U.S. LIBOR + 2.010% 4.26% 5/1/37 (a)(d)		2,892	3,024
6 month U.S. LIBOR + 2.029% 4.484% 6/1/37 (a)(d)		1,633	1,709
6 month U.S. LIBOR + 2.040% 4.54% 6/1/37 (a)(d)		2,213	2,317
6 month U.S. LIBOR + 2.667% 4.863% 10/1/35 (a)(d)		1,184	1,254
U.S. TREASURY 1 YEAR INDEX + 2.035% 3.907% 6/1/33 (a)(d)		8,247	8,587
U.S. TREASURY 1 YEAR INDEX + 2.548% 4.639% 7/1/35 (a)(d)		4,581	4,854
3% 11/1/33		755,325	741,140
3.5% 7/1/32		410,846	412,264
6% 1/1/24		48,390	50,498
6.5% 9/1/21 to 3/1/22		7,810	8,119

TOTAL FREDDIE MAC			1,689,026

Ginnie Mae - 0.1%
6% 6/15/36		213,062	235,449
4.299% 8/20/61 (a)(k)		43,442	43,555
4.5% 3/20/47 to 8/20/48		276,364	286,733
4.604% 2/20/62 (a)(k)		83,766	84,611
4.67% 2/20/62 (a)(k)		89,725	90,317
4.728% 1/20/62 (a)(k)		375,127	377,471
5.47% 8/20/59 (a)(k)		393	415

TOTAL GINNIE MAE			1,118,551

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $12,468,327)			12,359,795

Asset-Backed Securities - 0.8%
ALG Student Loan Trust Series 2017-1A Class A3, 3 month U.S. LIBOR + 0.090% 2.4289% 6/28/23 (a)(b)(d)		$1,497,474	$1,490,106
GCO Education Loan Funding Trust Series 2006-1 Class A8L, 3 month U.S. LIBOR + 0.130% 2.4414% 5/25/25 (a)(d)		146,480	146,326
Goal Capital Funding Trust Series 2005-2 Class A3, 3 month U.S. LIBOR + 0.170% 2.4814% 5/28/30 (a)(d)		152,296	152,180
Higher Education Funding Series 2005-1 Class A5, 3 month U.S. LIBOR + 0.160% 2.4714% 2/25/32 (a)(d)		166,206	166,022
Illinois Student Assistance Commission Student Loan Rev. Series 2010-1 Class A2, 3 month U.S. LIBOR + 1.050% 3.3853% 4/25/22 (a)(d)		24,045	24,077
Navient Student Loan Trust:
Series 2017-3A:
Class A1, 1 month U.S. LIBOR + 0.300% 2.5158% 7/26/66 (a)(b)(d)		402,452	402,709
Class A2, 1 month U.S. LIBOR + 0.600% 2.8158% 7/26/66 (a)(b)(d)		980,000	986,951
Series 2018-1A Class A1, 1 month U.S. LIBOR + 0.190% 2.4058% 3/25/67 (a)(b)(d)		807,605	807,605
Northstar Education Finance, Inc., Delaware Series 2004-2 Class A4, 3 month U.S. LIBOR + 0.230% 2.5689% 7/28/21 (a)(d)		1,969,217	1,969,651
SLM Student Loan Trust Series 2007-8 Class A4, 3 month U.S. LIBOR + 0.470% 2.8053% 1/26/26 (a)(d)		5,672,245	5,691,104
TOTAL ASSET-BACKED SECURITIES
(Cost $11,822,465)			11,836,731

Collateralized Mortgage Obligations - 3.1%
U.S. Government Agency - 3.1%
Fannie Mae:
floater Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 3.1458% 6/25/36 (a)(d)		223,703	227,897
planned amortization class:
Series 2003-70 Class BJ, 5% 7/25/33		11,599	12,267
Series 2005-19 Class PA, 5.5% 7/25/34		35,465	36,020
Series 2005-64 Class PX, 5.5% 6/25/35		54,663	57,012
Series 2005-68 Class CZ, 5.5% 8/25/35		286,010	307,555
Series 2010-118 Class PB, 4.5% 10/25/40		198,188	203,434
Series 2012-149:
Class DA, 1.75% 1/25/43		96,339	90,970
Class GA, 1.75% 6/25/42		96,653	91,174
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23		39,977	41,147
Series 2004-52 Class KZ, 5.5% 7/25/34		526,358	569,763
Series 2004-91 Class Z, 5% 12/25/34		192,490	203,679
Series 2005-117 Class JN, 4.5% 1/25/36		16,621	17,066
Series 2005-14 Class ZB, 5% 3/25/35		78,070	82,620
Series 2006-72 Class CY, 6% 8/25/26		33,094	34,813
Series 2009-59 Class HB, 5% 8/25/39		112,727	119,278
Series 2009-85 Class IB, 4.5% 8/25/24 (l)		4,114	94
Series 2009-93 Class IC, 4.5% 9/25/24 (l)		5,114	99
Series 2010-139 Class NI, 4.5% 2/25/40 (l)		97,755	9,505
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 3.1358% 3/25/36 (a)(d)		136,560	140,011
Series 2010-97 Class CI, 4.5% 8/25/25 (l)		18,344	653
Series 2011-67 Class AI, 4% 7/25/26 (l)		31,195	2,640
Series 2012-27 Class EZ, 4.25% 3/25/42		395,891	403,364
Series 2016-26 Class CG, 3% 5/25/46		705,445	692,291
Freddie Mac:
floater Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 3.0584% 2/15/33 (a)(d)		69,924	71,330
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 2.5584% 3/15/34 (a)(d)		93,126	93,631
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		1,628	1,745
Series 2996 Class MK, 5.5% 6/15/35		3,064	3,245
Series 3415 Class PC, 5% 12/15/37		31,268	32,793
Series 3840 Class VA, 4.5% 9/15/27		101,138	101,730
Series 3857 Class ZP, 5% 5/15/41		184,553	203,402
Series 4135 Class AB, 1.75% 6/15/42		72,162	68,139
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		430,129	462,695
Series 2303 Class ZV, 6% 4/15/31		3,923	4,206
Series 2877 Class ZD, 5% 10/15/34		232,533	246,365
Series 3745 Class KV, 4.5% 12/15/26		343,263	353,977
Series 3843 Class PZ, 5% 4/15/41		162,246	177,112
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40		261,680	266,104
Series 4341 Class ML, 3.5% 11/15/31		389,418	390,434
Freddie Mac Seasoned Credit Risk Transfer Series sequential payer Series 2018-3 Class MA, 3.5% 8/25/57		4,589,127	4,529,031
Freddie Mac SLST sequential payer Series 2018-1:
Class A1, 3.5% 6/25/28		614,879	611,768
Class A2, 3.5% 6/25/28		150,000	146,015
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 2.6653% 7/20/37 (a)(d)		47,961	48,309
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 2.6453% 1/20/38 (a)(d)		11,856	11,941
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 3.0253% 8/20/38 (a)(d)		81,046	82,509
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 3.0653% 9/20/38 (a)(d)		68,121	69,585
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 2.7584% 11/16/39 (a)(d)		51,317	51,839
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 2.6884% 12/16/39 (a)(d)		39,774	40,133
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.4028% 7/20/60 (a)(d)(k)		364,776	364,194
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.3802% 9/20/60 (a)(d)(k)		453,750	452,711
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.3802% 8/20/60 (a)(d)(k)		463,665	462,576
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.4602% 12/20/60 (a)(d)(k)		199,838	199,795
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.5802% 12/20/60 (a)(d)(k)		266,360	267,012
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.5802% 2/20/61 (a)(d)(k)		473,941	474,860
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.5702% 2/20/61 (a)(d)(k)		683,264	684,462
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.5802% 4/20/61 (a)(d)(k)		212,640	213,183
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.5802% 5/20/61 (a)(d)(k)		263,965	264,760
Class FC, 1 month U.S. LIBOR + 0.500% 2.5802% 5/20/61 (a)(d)(k)		243,818	244,470
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.6102% 6/20/61 (a)(d)(k)		301,268	302,181
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.6802% 10/20/61 (a)(d)(k)		340,736	342,391
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.7802% 11/20/61 (a)(d)(k)		299,508	301,768
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.7802% 1/20/62 (a)(d)(k)		191,932	193,308
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.7102% 1/20/62 (a)(d)(k)		279,135	280,764
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.7102% 3/20/62 (a)(d)(k)		163,179	164,046
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.7302% 5/20/61 (a)(d)(k)		27,958	28,014
Series 2013-H19 Class FD, 1 month U.S. LIBOR + 0.600% 2.6802% 8/20/63 (a)(d)(k)		167,216	167,838
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 2.5802% 6/20/64 (a)(d)(k)		1,410,989	1,414,949
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.3602% 5/20/63 (a)(d)(k)		279,522	279,258
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 2.2802% 4/20/63 (a)(d)(k)		290,287	289,879
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.4802% 12/20/62 (a)(d)(k)		251,602	251,557
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 2.4153% 10/20/47 (a)(d)		439,312	438,660
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 2.4653% 5/20/48 (a)(d)		544,666	545,238
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 2.4653% 6/20/48 (a)(d)		613,425	613,425
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40		620,000	671,692
Series 2011-136 Class WI, 4.5% 5/20/40 (l)		64,038	7,806
Series 2017-134 Class BA, 2.5% 11/20/46		88,911	84,582
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40		470,000	486,686
Series 2013-H06 Class HA, 1.65% 1/20/63 (k)		153,698	151,513
Series 2013-H26 Class HA, 3.5% 9/20/63 (k)		802,647	804,579
Series 2014-H04 Class HA, 2.75% 2/20/64 (k)		1,768,509	1,749,548
Series 2014-H12 Class KA, 2.75% 5/20/64 (k)		263,496	259,110
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 2.5802% 9/20/62 (a)(d)(k)		741,584	742,004
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 2.7302% 11/20/65 (a)(d)(k)		121,132	121,309
Series 2018-H12 Class HA, 3.25% 8/20/68 (k)		1,712,435	1,701,503
Series 2004-22 Class M1, 5.5% 4/20/34		50,734	61,228
Series 2010-169 Class Z, 4.5% 12/20/40		408,541	420,005
Series 2010-H15 Class TP, 5.15% 8/20/60 (k)		447,406	452,467
Series 2010-H16 Class BA, 3.55% 7/20/60 (k)		1,852,099	1,855,573
Series 2010-H17 Class XP, 5.2962% 7/20/60 (a)(k)		457,234	463,316
Series 2010-H18 Class PL, 5.01% 9/20/60 (a)(k)		403,034	407,142
Series 2010-H22 Class LA, 3.75% 10/20/60 (k)		427,017	428,469
Series 2010-H28 Class KA, 3.75% 12/20/60 (k)		920,619	924,208
Series 2012-64 Class KI, 3.5% 11/20/36 (l)		47,868	3,423
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 5.7797% 4/20/39 (a)(m)		209,073	211,202
Class ST, 8.800% - 1 month U.S. LIBOR 5.913% 8/20/39 (a)(m)		665,953	677,811
Series 2013-H01 Class FA, 1.65% 1/20/63 (k)		827,065	813,454
Series 2013-H07 Class JA, 1.75% 3/20/63 (k)		1,340,132	1,319,738
Series 2013-H08 Class MA, 3% 3/20/63 (k)		1,786,011	1,781,172
Series 2015-H17 Class HA, 2.5% 5/20/65 (k)		779,344	774,825
Series 2015-H21:
Class HA, 2.5% 6/20/63 (k)		1,444,818	1,438,694
Class JA, 2.5% 6/20/65 (k)		176,880	175,869
Series 2015-H30 Class HA, 1.75% 9/20/62 (a)(k)		1,776,538	1,757,237
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 2.92% 5/20/66 (a)(d)(k)		1,138,041	1,142,384
Series 2017-186 Class HK, 3% 11/16/45		781,446	760,400
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.77% 8/20/66 (a)(d)(k)		1,303,181	1,304,936
Series 2090-118 Class XZ, 5% 12/20/39		812,397	871,486
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $46,069,022)			45,478,060

Commercial Mortgage Securities - 2.7%
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27		2,689,012	2,522,935
Freddie Mac:
floater:
Series KP04 Class AG1, 1 month U.S. LIBOR + 0.220% 2.3338% 7/25/20 (a)(d)		900,000	900,476
Series KP04, Class AG2, 1 month U.S. LIBOR + 0.200% 2.3138% 10/25/19 (a)(d)		1,800,000	1,800,192
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20		258,657	262,478
sequential payer:
Series 2017-SR01 Class A2, 2.75% 11/25/22		1,600,000	1,558,354
Series K006 Class A2, 4.251% 1/25/20		1,042,000	1,055,461
Series K069 Class A2, 3.187% 9/25/27		600,000	582,287
Series K071 Class A2, 3.286% 11/25/27		800,000	782,095
Series K072 Class A2, 3.444% 12/25/27		2,173,000	2,147,318
Series K073 Class A2, 3.35% 1/25/28		3,500,000	3,432,606
Series K080 Class A2, 3.926% 7/25/28		2,800,000	2,867,180
Series K155:
Class A1, 3.75% 11/25/29		69,459	70,181
Class A2, 3.75% 11/25/32		1,100,000	1,099,295
Series K708 Class A2, 2.13% 1/25/19		1,699,411	1,695,180
Series K709 Class A2, 2.086% 3/25/19		1,080,000	1,076,792
Series K710 Class A2, 1.883% 5/25/19		899,466	895,314
Series K712 Class A2, 1.869% 11/25/19		1,260,156	1,247,352
Series K713 Class A2, 2.313% 3/25/20		274,580	272,323
Series K717 Class A2, 2.991% 9/25/21		2,612,000	2,598,292
Series 2018-K075 Class A1, 3.568% 10/25/27 (a)		2,163,050	2,174,966
Series K076 Class A2, 3.9% 6/25/51		900,000	920,801
Series K077 Class A2, 3.85% 5/25/28		1,612,000	1,641,674
Series K079:
Class A1, 3.729% 2/25/28		229,664	233,179
Class A2, 3.926% 6/25/28		1,631,000	1,671,295
Series K157 Class A2, 3.99% 5/25/33		1,320,000	1,345,276
Series K504 Class A2, 2.566% 9/25/20		1,209,775	1,203,178
Series K706 Class A2, 2.323% 10/25/18		238,174	237,775
Freddie Mac Multi-family floater Series 2017-KT01 Class A, 1 month U.S. LIBOR + 0.320% 2.5322% 2/25/20 (a)(d)		2,634,000	2,637,688
Freddie Mac Multi-family Structured pass-thru certificates Series K078 Class A2, 3.854% 6/25/28		1,000,000	1,018,758
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $40,578,934)			39,950,701

Foreign Government and Government Agency Obligations - 12.4%
Arab Republic of Egypt:
5.577% 2/21/23 (b)		585,000	567,286
5.875% 6/11/25		200,000	190,952
5.875% 6/11/25 (b)		200,000	190,952
6.125% 1/31/22 (b)		2,160,000	2,160,821
7.5% 1/31/27 (b)		215,000	218,776
7.903% 2/21/48 (b)		360,000	342,900
8.5% 1/31/47 (b)		685,000	686,478
Argentine Republic:
6.875% 4/22/21		5,340,000	5,099,700
7.5% 4/22/26		4,135,000	3,686,353
7.625% 4/22/46		965,000	782,625
Australian Commonwealth:
2.25% 11/21/22	AUD	5,650,000	4,091,989
2.25% 5/21/28 (Reg. S)	AUD	1,900,000	1,323,443
2.75% 10/21/19	AUD	3,400,000	2,478,487
Bahamian Republic 6% 11/21/28(b)		180,000	183,150
Barbados Government:
7% 8/4/22 (b)(c)		330,000	174,900
7.25% 12/15/21 (b)(c)		35,000	18,550
Belarus Republic:
6.875% 2/28/23 (b)		835,000	875,280
7.625% 6/29/27 (b)		345,000	367,784
Brazilian Federative Republic:
5.625% 1/7/41		585,000	531,771
5.625% 2/21/47		300,000	265,653
8.25% 1/20/34		1,640,000	1,922,900
10% 1/1/21	BRL	2,575,000	645,065
Buenos Aires Province:
6.5% 2/15/23 (b)		115,000	100,339
9.95% 6/9/21 (b)		785,000	768,751
10.875% 1/26/21 (b)		1,250,000	1,250,000
10.875% 1/26/21 (Reg. S)		3,490,000	3,490,000
Buoni del Tesoro Poliennali:
2.7% 3/1/47 (b)	EUR	1,200,000	1,190,312
2.8% 12/1/28	EUR	4,500,000	5,079,478
Cameroon Republic 9.5% 11/19/25 (b)		565,000	594,690
Canadian Government:
Real Return Bond 1.25% 12/1/47	CAD	1,700,000	1,658,555
0.75% 5/1/19	CAD	10,400,000	7,997,126
3.5% 12/1/45	CAD	700,000	656,715
City of Buenos Aires 8.95% 2/19/21 (b)		320,000	320,000
Colombian Republic:
7.375% 9/18/37		155,000	195,300
10.375% 1/28/33		605,000	922,625
Croatia Republic 5.5% 4/4/23 (b)		165,000	174,461
Danish Kingdom 1.75% 11/15/25	DKK	10,000,000	1,730,137
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (b)		195,000	194,336
5.75% 4/18/23 (b)		280,000	272,426
6.2% 5/11/27 (b)		100,000	93,735
6.25% 10/4/20 (b)		100,000	100,628
6.25% 7/27/21 (b)		210,000	210,370
Dominican Republic:
5.95% 1/25/27 (b)		255,000	259,718
6% 7/19/28 (b)		290,000	294,916
6.6% 1/28/24 (b)		100,000	105,422
6.85% 1/27/45 (b)		165,000	167,063
6.875% 1/29/26 (b)		460,000	491,022
7.45% 4/30/44 (b)		370,000	394,050
Ecuador Republic:
8.875% 10/23/27 (b)		445,000	422,172
9.65% 12/13/26 (b)		400,000	398,280
El Salvador Republic:
7.375% 12/1/19 (b)		915,000	931,013
7.75% 1/24/23 (b)		355,000	370,648
Gabonese Republic 6.375% 12/12/24 (b)		375,000	353,993
Georgia Republic 6.875% 4/12/21 (b)		125,000	130,635
Ghana Republic 8.627% 6/16/49 (b)		225,000	225,000
Hong Kong Government SAR 1.32% 12/23/19	HKD	2,700,000	342,063
Indonesian Republic:
7.75% 1/17/38 (b)		690,000	903,941
8.5% 10/12/35 (Reg. S)		700,000	958,994
Irish Republic 2% 2/18/45 (Reg.S)	EUR	30,000	36,432
Islamic Republic of Pakistan:
6.75% 12/3/19 (b)		650,000	650,800
7.25% 4/15/19 (b)		1,760,000	1,761,433
8.25% 4/15/24 (b)		240,000	250,445
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		5,659,000	6,265,383
5.5% 12/4/23		1,628,000	1,809,213
Ivory Coast 5.75% 12/31/32		138,750	131,180
Japan Government:
0.1% 6/20/28	JPY	260,000,000	2,282,609
0.4% 3/20/56	JPY	313,000,000	2,233,424
0.9% 6/20/22	JPY	3,030,000,000	27,640,074
Jordanian Kingdom 3% 6/30/25		1,179,000	1,158,398
Kingdom of Norway 3.75% 5/25/21	NOK	5,000,000	653,970
Kingdom of Saudi Arabia 3.625% 3/4/28 (b)		285,000	271,667
Lebanese Republic:
5.15% 11/12/18		2,473,000	2,452,622
5.45% 11/28/19		735,000	695,589
5.5% 4/23/19		365,000	355,510
5.8% 4/14/20		340,000	316,003
6% 5/20/19		1,415,000	1,376,682
6.375% 3/9/20		150,000	141,615
Mongolian People's Republic 8.75% 3/9/24 (b)		545,000	596,031
Moroccan Kingdom 4.25% 12/11/22 (b)		270,000	270,203
New Zealand Government 6% 5/15/21	NZD	1,000,000	734,118
Panamanian Republic 9.375% 4/1/29		80,000	113,400
Peruvian Republic 4% 3/7/27 (f)		570,000	562,582
Plurinational State of Bolivia 5.95% 8/22/23 (b)		100,000	103,900
Portuguese Republic 2.25% 4/18/34 (b)	EUR	1,700,000	1,929,734
Province of Santa Fe 7% 3/23/23 (b)		1,230,000	1,088,562
Provincia de Cordoba:
7.125% 6/10/21 (b)		1,590,000	1,478,700
7.45% 9/1/24 (b)		695,000	594,364
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		187,500	189,094
Republic of Armenia:
6% 9/30/20 (b)		635,000	645,922
7.15% 3/26/25 (b)		90,000	94,883
Republic of Iraq:
5.8% 1/15/28 (Reg. S)		2,000,000	1,893,060
6.752% 3/9/23 (b)		380,000	379,438
Republic of Kenya:
5.875% 6/24/19 (b)		145,000	146,473
6.875% 6/24/24 (b)		100,000	100,250
7.25% 2/28/28 (b)		135,000	131,288
Republic of Nigeria:
6.75% 1/28/21 (b)		90,000	93,348
7.625% 11/28/47 (b)		150,000	143,547
Republic of Senegal 6.75% 3/13/48 (b)		105,000	93,874
Republic of Serbia 7.25% 9/28/21 (b)		120,000	130,638
Republic of Singapore 3.25% 9/1/20	SGD	4,600,000	3,446,812
Russian Federation:
5.25% 6/23/47 (b)		1,400,000	1,341,460
5.625% 4/4/42 (b)		400,000	420,264
7.6% 7/20/22	RUB	35,430,000	534,820
12.75% 6/24/28 (Reg. S)		1,045,000	1,672,479
Rwanda Republic 6.625% 5/2/23 (b)		400,000	405,200
South African Republic 10.5% 12/21/26	ZAR	4,315,000	330,492
Spanish Kingdom 1.4% 7/30/28 (Reg. S) (b)	EUR	2,100,000	2,413,857
State of Qatar:
3.875% 4/23/23 (b)		530,000	533,710
4.5% 4/23/28 (b)		405,000	416,745
9.75% 6/15/30 (b)		375,000	558,803
Sultanate of Oman 6.75% 1/17/48 (b)		320,000	311,238
Sweden Kingdom 4.25% 3/12/19	SEK	21,700,000	2,496,352
Switzerland Confederation 3% 5/12/19	CHF	3,200,000	3,336,947
Turkish Republic:
5.125% 3/25/22		175,000	166,159
5.625% 3/30/21		805,000	788,498
5.75% 5/11/47		140,000	109,099
6% 3/25/27		125,000	113,767
6.25% 9/26/22		3,440,000	3,367,650
6.75% 5/30/40		250,000	222,978
6.875% 3/17/36		530,000	482,088
7% 3/11/19		750,000	754,125
7% 6/5/20		380,000	383,667
7.25% 3/5/38		320,000	302,400
7.375% 2/5/25		475,000	479,665
8% 2/14/34		110,000	111,990
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (b)		265,000	249,005
Ukraine Government:
1.471% 9/29/21		1,600,000	1,531,194
7.75% 9/1/19 (b)		900,000	905,773
7.75% 9/1/20 (b)		1,595,000	1,606,963
7.75% 9/1/21 (b)		4,603,000	4,637,523
7.75% 9/1/22 (b)		3,836,000	3,824,722
United Kingdom, Great Britain and Northern Ireland:
1.75% 7/22/19 (Reg.S)	GBP	7,150,000	9,390,137
4.25% 12/7/27	GBP	4,715,000	7,626,727
United Kingdom, Great Britain and Northern Ireland Treasury GILT 2.5% 7/22/65 (Reg. S)	GBP	800,000	1,278,740
United Mexican States:
6.05% 1/11/40		200,000	222,000
6.5% 6/9/22	MXN	8,050,000	412,811
Uruguay Republic 7.875% 1/15/33 pay-in-kind		105,000	143,185
Venezuelan Republic:
oil recovery warrants 4/15/20 (h)(n)		1,251	1,251
9.25% 9/15/27 (c)		2,200,000	597,740
11.95% 8/5/31 (Reg. S) (c)		840,000	229,908
12.75% 8/23/22 (c)		190,000	51,623
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.813% 3.375% 3/13/28 (a)(d)(h)		75,000	67,507
5.5% 3/12/28		2,064,000	2,020,355
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $185,839,431)			182,849,616

Supranational Obligations - 0.0%
European Bank for Reconstruction & Development 6% 5/4/20 (Reg. S) (Cost $612,823)	INR	40,000,000	535,750
		Shares	Value

Common Stocks - 5.2%
CONSUMER DISCRETIONARY - 1.0%
Auto Components - 0.1%
Chassix Holdings, Inc. warrants 7/29/20 (h)(o)		1,921	17,135
Exide Technologies (h)(o)		2,115	0
Exide Technologies (h)(o)		7,052	4,936
Lear Corp.		6,800	986,000
UC Holdings, Inc. (h)		33,750	795,150
			1,803,221
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (o)(p)		2,218	28
Hotels, Restaurants & Leisure - 0.4%
Boyd Gaming Corp.		27,300	924,105
Melco Crown Entertainment Ltd. sponsored ADR		36,400	769,860
MGM Mirage, Inc.		19,100	533,081
Penn National Gaming, Inc. (o)		27,600	908,592
Royal Caribbean Cruises Ltd.		6,000	779,640
Scientific Games Corp. Class A (o)		23,800	604,520
The Stars Group, Inc. (o)		18,100	450,690
Wyndham Hotels & Resorts, Inc.		6,300	350,091
Wynn Resorts Ltd.		182	23,125
			5,343,704
Household Durables - 0.1%
Lennar Corp.:
Class A		17,469	815,628
Class B		349	13,437
Toll Brothers, Inc.		15,700	518,571
			1,347,636
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc. (o)		700	1,402,100
The Booking Holdings, Inc. (o)		400	793,600
			2,195,700
Media - 0.2%
Altice U.S.A., Inc. Class A		35,700	647,598
Naspers Ltd. Class N		9,500	2,050,072
			2,697,670
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG		5,102	1,249,304

TOTAL CONSUMER DISCRETIONARY			14,637,263

CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.0%
Southeastern Grocers, Inc. (h)(o)		16,631	529,697
Food Products - 0.2%
Darling International, Inc. (o)		71,600	1,383,312
JBS SA		281,400	653,584
Reddy Ice Holdings, Inc. (o)		5,683	1,421
			2,038,317

TOTAL CONSUMER STAPLES			2,568,014

ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd. (h)(o)		6,562	37,732
Weatherford International PLC (o)(q)		184,000	498,640
			536,372
Oil, Gas & Consumable Fuels - 0.2%
Chaparral Energy, Inc. (h)(o)		887	15,434
Chaparral Energy, Inc. Class A (o)		4,142	72,982
Diamondback Energy, Inc.		6,700	905,773
Frontera Energy Corp. (o)		102	1,442
Frontera Energy Corp.		7,050	99,666
Goodrich Petroleum Corp. (o)		4,211	59,122
Harvest Oil & Gas Corp. (o)		13,350	267,000
Parsley Energy, Inc. Class A (o)		23,000	672,750
VNR Finance Corp. (o)		4,091	22,501
VNR Finance Corp. (b)(o)		19,701	108,356
			2,225,026

TOTAL ENERGY			2,761,398

FINANCIALS - 0.2%
Banks - 0.1%
Bank of America Corp.		36,200	1,066,452
JPMorgan Chase & Co.		10,000	1,128,400
			2,194,852
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A (h)(o)		314,563	3
Consumer Finance - 0.1%
OneMain Holdings, Inc. (o)		27,700	930,997
Diversified Financial Services - 0.0%
GDS Holdings Ltd. ADR (o)(q)		12,579	441,900

TOTAL FINANCIALS			3,567,752

HEALTH CARE - 0.3%
Health Care Providers & Services - 0.2%
HCA Holdings, Inc.		7,600	1,057,312
Humana, Inc.		3,200	1,083,264
Rotech Healthcare, Inc. (h)(o)		6,069	9,710
UnitedHealth Group, Inc.		3,100	824,724
			2,975,010
Life Sciences Tools & Services - 0.1%
Quintiles Transnational Holdings, Inc. (o)		11,500	1,492,010
Pharmaceuticals - 0.0%
Jazz Pharmaceuticals PLC (o)		4,700	790,211

TOTAL HEALTH CARE			5,257,231

INDUSTRIALS - 0.5%
Airlines - 0.2%
Air Canada (o)		106,500	2,275,694
Commercial Services & Supplies - 0.0%
Novus Holdings Ltd.		3,285	964
Machinery - 0.0%
Allison Transmission Holdings, Inc.		12,900	670,929
Marine - 0.0%
U.S. Shipping Partners Corp. (h)(o)		644	0
U.S. Shipping Partners Corp. warrants 12/31/29 (h)(o)		6,028	0
			0
Trading Companies & Distributors - 0.3%
HD Supply Holdings, Inc. (o)		37,300	1,596,067
Penhall Acquisition Co.:
Class A (h)(o)		321	27,309
Class B (h)(o)		107	9,103
United Rentals, Inc. (o)		14,763	2,415,227
			4,047,706
Transportation Infrastructure - 0.0%
Tricer Holdco SCA:
Class A1 (h)		16,755	0
Class A2 (h)		16,755	0
Class A3 (h)		16,755	0
Class A4 (h)		16,755	0
Class A5 (h)		16,755	0
Class A6 (h)		16,755	0
Class A7 (h)		16,755	0
Class A8 (h)		16,755	0
Class A9 (h)		16,755	0
			0

TOTAL INDUSTRIALS			6,995,293

INFORMATION TECHNOLOGY - 2.2%
Electronic Equipment & Components - 0.1%
CDW Corp.		8,600	764,712
Internet Software & Services - 0.5%
Alibaba Group Holding Ltd. sponsored ADR (o)		22,300	3,674,148
Alphabet, Inc. Class A (o)		2,600	3,138,408
Facebook, Inc. Class A (o)		7,700	1,266,342
			8,078,898
IT Services - 0.6%
EPAM Systems, Inc. (o)		8,700	1,197,990
Global Payments, Inc.		14,600	1,860,040
MasterCard, Inc. Class A		8,900	1,981,229
PayPal Holdings, Inc. (o)		19,200	1,686,528
Visa, Inc. Class A		13,700	2,056,233
			8,782,020
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.		7,300	1,801,129
Microchip Technology, Inc. (q)		11,900	939,029
Micron Technology, Inc. (o)		40,900	1,849,907
NVIDIA Corp.		7,600	2,135,752
ON Semiconductor Corp. (o)		34,500	635,835
			7,361,652
Software - 0.5%
Adobe Systems, Inc. (o)		7,700	2,078,615
Electronic Arts, Inc. (o)		7,200	867,528
Microsoft Corp.		15,100	1,726,987
Salesforce.com, Inc. (o)		6,200	985,986
SS&C Technologies Holdings, Inc.		18,300	1,039,989
Take-Two Interactive Software, Inc. (o)		6,600	910,734
			7,609,839

TOTAL INFORMATION TECHNOLOGY			32,597,121

MATERIALS - 0.3%
Chemicals - 0.2%
DowDuPont, Inc.		17,300	1,112,563
Ingevity Corp. (o)		6	611
LyondellBasell Industries NV Class A		4,000	410,040
The Chemours Co. LLC		30,200	1,191,088
Westlake Chemical Corp.		8,500	706,435
			3,420,737
Containers & Packaging - 0.0%
Crown Holdings, Inc. (o)		14,300	686,400
Metals & Mining - 0.1%
Aleris Corp. (h)(o)		2,037	2,048
First Quantum Minerals Ltd.		65,200	742,532
			744,580

TOTAL MATERIALS			4,851,717

TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (o)		34,700	2,435,246
UTILITIES - 0.1%
Electric Utilities - 0.1%
Portland General Electric Co.		140	6,385
Vistra Energy Corp. (o)		34,600	860,848
			867,233
Independent Power and Renewable Electricity Producers - 0.0%
NRG Energy, Inc.		1,600	59,840

TOTAL UTILITIES			927,073

TOTAL COMMON STOCKS
(Cost $62,048,051)			76,598,108

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (h)(o)		2,286	16,665
Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (h)(o)(p)		8,042,141	80,421
TOTAL PREFERRED STOCKS
(Cost $303,071)			97,086
		Principal Amount	Value

Bank Loan Obligations - 1.8%
CONSUMER DISCRETIONARY - 0.2%
Diversified Consumer Services - 0.0%
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.6361% 8/22/25 (a)(d)		305,000	308,813
Hotels, Restaurants & Leisure - 0.2%
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8377% 7/10/25 (a)(d)		2,847,863	2,872,924

TOTAL CONSUMER DISCRETIONARY			3,181,737

ENERGY - 0.6%
Energy Equipment & Services - 0.0%
Forbes Energy Services LLC Tranche B, term loan 14% 4/13/21 (a)(h)		68,396	68,909
Oil, Gas & Consumable Fuels - 0.6%
Bcp Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.4922% 6/22/24 (a)(d)		454,250	446,868
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.6172% 12/31/21 (a)(d)		5,345,000	5,921,832
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.9622% 12/31/22 (a)(d)		2,090,000	2,120,472
			8,489,172

TOTAL ENERGY			8,558,081

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Bcp Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8424% 10/31/24 (a)(d)		150,000	150,834
Insurance - 0.0%
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.3353% 4/25/25 (a)(d)		274,313	274,793

TOTAL FINANCIALS			425,627

HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.1038% 6/1/25 (a)(d)		117,000	117,553
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.6% 9/27/24 (a)(d)		155,000	156,034
INFORMATION TECHNOLOGY - 0.8%
Internet Software & Services - 0.2%
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.7422% 9/29/24 (a)(d)		242,550	244,413
3 month U.S. LIBOR + 8.500% 10.7422% 9/29/25 (a)(d)		1,445,000	1,470,288
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 9/17/26 (a)(d)(r)		560,000	562,100
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9/17/25 (a)(d)(r)		115,000	115,661
			2,392,462
IT Services - 0.1%
Banff Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6/28/25 (a)(d)(r)		1,810,000	1,826,960
Semiconductors & Semiconductor Equipment - 0.1%
Microchip Technology, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.25% 5/29/25 (a)(d)		1,621,580	1,621,921
Software - 0.4%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.6361% 6/13/25 (a)(d)		1,264,344	1,250,916
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.8861% 6/13/24 (a)(d)		272,903	272,985
Digicert Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.000% 10/31/24 (a)(d)(r)		75,000	75,000
3 month U.S. LIBOR + 5.250% 6.8259% 10/31/24 (a)(d)		199,500	199,749
3 month U.S. LIBOR + 8.000% 10.2422% 10/31/25 (a)(d)		845,000	840,775
Kronos, Inc. 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.5931% 11/1/24 (a)(d)		1,090,000	1,112,192
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 6.33% 1/20/24 (a)(d)		167,590	168,776
3 month U.S. LIBOR + 9.000% 11.08% 1/20/25 (a)(d)		535,000	513,600
Vertafore, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.4922% 7/2/25 (a)(d)		1,130,000	1,134,520
			5,568,513

TOTAL INFORMATION TECHNOLOGY			11,409,856

MATERIALS - 0.2%
Containers & Packaging - 0.1%
Flex Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7506% 6/29/25 (a)(d)		860,000	861,720
Metals & Mining - 0.1%
Essar Steel Algoma, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.500% 0% 8/16/19 (a)(c)(d)		267,300	328,779
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.4922% 10/17/22 (a)(d)		1,229,743	1,125,879
			1,454,658

TOTAL MATERIALS			2,316,378

TOTAL BANK LOAN OBLIGATIONS
(Cost $25,651,064)			26,165,266
		Shares	Value

Fixed-Income Funds - 9.8%
Fidelity Floating Rate Central Fund (s)		1,344,503	138,900,605
iShares JPMorgan USD Emerging Markets Bond ETF		47,247	5,093,699
TOTAL FIXED-INCOME FUNDS
(Cost $145,032,157)			143,994,304
		Principal Amount	Value

Preferred Securities - 4.8%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen International Finance NV 4.625% (Reg. S) (a)(e)	EUR	1,900,000	2,221,008
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (e)		1,685,000	1,693,895
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Andeavor Logistics LP 6.875% (a)(e)		1,550,000	1,567,748
DCP Midstream Partners LP 7.375% (a)(e)		775,000	787,991
Energy Transfer Partners LP:
6.25% (a)(e)		3,335,000	3,236,559
6.625% (a)(e)		1,370,000	1,323,367
Summit Midstream Partners LP 9.5% (a)(e)		775,000	790,913
			7,706,578
FINANCIALS - 3.7%
Banks - 3.0%
Alfa Bond Issuance PLC 8% (Reg. S) (a)(e)		675,000	643,698
Banco Do Brasil SA 9% (a)(b)(e)		1,665,000	1,677,520
Banco Mercantil del Norte SA 7.625% (a)(b)(e)		585,000	601,396
Bank of America Corp.:
5.125% (a)(e)		1,345,000	1,375,051
5.2% (a)(e)		3,067,000	3,089,491
5.875% (a)(d)(e)		5,125,000	5,093,464
6.25% (a)(e)		1,410,000	1,493,879
Barclays PLC 7.75% (a)(e)		1,485,000	1,503,808
Citigroup, Inc.:
5.8% (a)(e)		1,130,000	1,178,486
5.9% (a)(e)		1,455,000	1,498,701
5.95% (a)(e)		2,675,000	2,761,686
6.25% (a)(e)		920,000	967,594
6.3% (a)(e)		270,000	282,162
Credit Agricole SA 7.875% (a)(b)(e)		420,000	442,811
Huntington Bancshares, Inc. 5.7% (a)(d)(e)		880,000	882,932
Itau Unibanco Holding SA 6.125% (a)(b)(e)		670,000	633,873
JPMorgan Chase & Co.:
5% (a)(e)		1,615,000	1,647,300
5.3% (a)(e)		865,000	903,523
6% (a)(e)		6,524,000	6,841,690
6.125% (a)(e)		850,000	907,079
6.75% (a)(e)		400,000	440,976
Royal Bank of Scotland Group PLC 8.625% (a)(e)		2,190,000	2,346,556
Tinkoff Credit Systems 9.25% (Reg. S) (a)(e)		405,000	395,509
Wells Fargo & Co.:
5.875% (a)(e)		2,600,000	2,779,988
5.9% (a)(e)		3,065,000	3,164,336
			43,553,509
Capital Markets - 0.6%
Credit Suisse Group AG 7.5% (a)(b)(e)		1,880,000	1,963,556
Goldman Sachs Group, Inc.:
5% (a)(e)		2,731,000	2,623,986
5.375% (a)(e)		1,665,000	1,733,319
5.7% (a)(e)		1,701,000	1,753,398
			8,074,259
Insurance - 0.1%
MAPFRE SA:
4.125% 9/7/48 (Reg. S) (a)	EUR	100,000	116,123
4.375% 3/31/47 (Reg. S) (a)	EUR	1,600,000	1,978,642
			2,094,765

TOTAL FINANCIALS			53,722,533

INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Odebrecht Finance Ltd.:
7.5% (b)(e)		1,875,000	653,443
7.5% (Reg. S) (e)		100,000	34,850
			688,293
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Unibail-Rodamco 2.125% (Reg. S) (a)(e)	EUR	3,000,000	3,445,642
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA 8.5% (a)(b)(e)		515,000	527,996
TOTAL PREFERRED SECURITIES
(Cost $70,281,534)			70,005,945
		Shares	Value

Money Market Funds - 3.9%
Fidelity Cash Central Fund, 2.11% (t)		56,014,997	56,026,200
Fidelity Securities Lending Cash Central Fund 2.11% (t)(u)		2,129,490	2,129,703
TOTAL MONEY MARKET FUNDS
(Cost $58,148,869)			58,155,903

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value
Put Options - 0.1%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.495% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	3,300,000	$164,406
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.7875% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2028	1/25/21	4,800,000	187,313
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.5340% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	3,900,000	190,315
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.5575% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	1,100,000	51,727
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 3.0580% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2028	4/20/21	2,200,000	68,684

TOTAL PUT OPTIONS			662,445

Call Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.495% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	3,300,000	37,500
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.7875% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2028	1/25/21	4,800,000	87,318
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.5340% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	3,900,000	50,023
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.5575% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	1,100,000	13,539
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 3.058% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2028	4/20/21	2,200,000	57,844

TOTAL CALL OPTIONS			246,224

TOTAL PURCHASED SWAPTIONS
(Cost $950,466)			908,669
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $1,472,531,491)			1,476,217,031
NET OTHER ASSETS (LIABILITIES) - (0.2)%			(2,761,195)
NET ASSETS - 100%			$1,473,455,836

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 10/1/48 (Proceeds $190,875)	$(200,000)	$(191,385)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.94% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2028	8/20/21	1,800,000	$(66,746)
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.955% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2028	8/23/21	4,000,000	(146,520)

TOTAL PUT SWAPTIONS			(213,266)

Call Swaptions
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.94% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2028	8/20/21	1,800,000	(45,262)
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.955% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2028	8/23/21	4,000,000	(102,274)

TOTAL CALL SWAPTIONS			(147,536)

TOTAL WRITTEN SWAPTIONS			$(360,802)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	143	Dec. 2018	$16,985,719	$(77,460)	$(77,460)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	39	Dec. 2018	8,218,641	(27,776)	(27,776)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	135	Dec. 2018	15,184,336	(146,873)	(146,873)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	31	Dec. 2018	4,355,500	(12,919)	(12,919)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	18	Dec. 2018	2,777,063	(109,295)	(109,295)

TOTAL PURCHASED					(374,323)

Sold
Treasury Contracts
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	44	Dec. 2018	5,544,000	28,378	28,378
TOTAL FUTURES CONTRACTS					$(345,945)

The notional amount of futures purchased as a percentage of Net Assets is 3.3%

The notional amount of futures sold as a percentage of Net Assets is 0.4%

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(1)	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
2.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Dec. 2025	$2,765,000	$(19,935)	$0	$(19,935)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

AUD – Australian dollar

BRL – Brazilian real

CAD – Canadian dollar

CHF – Swiss franc

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

HKD – Hong Kong dollar

INR – Indian rupee

JPY – Japanese yen

MXN – Mexican peso

NOK – Norwegian krone

NZD – New Zealand dollar

RUB – Russian ruble

SEK – Swedish krona

SGD – Singapore dollar

ZAR – South African rand

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $336,885,616 or 22.9% of net assets.

 (c) Non-income producing - Security is in default.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Level 3 security

 (i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $353,373.

 (j) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $93,129.

 (k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (m) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (n) Quantity represents share amount.

 (o) Non-income producing

 (p) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $80,449 or 0.0% of net assets.

 (q) Security or a portion of the security is on loan at period end.

 (r) The coupon rate will be determined upon settlement of the loan after period end.

 (s) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (t) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (u) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$4,281
Tricer Holdco SCA	12/19/16 - 1/29/18	$286,754

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,288,388
Fidelity Floating Rate Central Fund	5,240,256
Fidelity Securities Lending Cash Central Fund	2,141
Total	$6,530,785

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$107,568,078	$34,012,079	$2,998,370	$(19,711)	$338,529	$138,900,605	6.0%
Total	$107,568,078	$34,012,079	$2,998,370	$(19,711)	$338,529	$138,900,605

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$14,637,263	$13,820,014	$28	$817,221
Consumer Staples	2,584,679	2,038,317	--	546,362
Energy	2,761,398	2,708,232	--	53,166
Financials	3,567,752	3,567,749	--	3
Health Care	5,257,231	5,247,521	--	9,710
Industrials	7,075,714	6,958,881	--	116,833
Information Technology	32,597,121	32,597,121	--	--
Materials	4,851,717	4,849,669	--	2,048
Telecommunication Services	2,435,246	2,435,246	--	--
Utilities	927,073	927,073	--	--
Corporate Bonds	566,137,152	--	566,135,393	1,759
U.S. Government and Government Agency Obligations	241,143,945	--	241,143,945	--
U.S. Government Agency - Mortgage Securities	12,359,795	--	12,359,795	--
Asset-Backed Securities	11,836,731	--	11,836,731	--
Collateralized Mortgage Obligations	45,478,060	--	45,478,060	--
Commercial Mortgage Securities	39,950,701	--	39,950,701	--
Foreign Government and Government Agency Obligations	182,849,616	--	182,780,858	68,758
Supranational Obligations	535,750	--	535,750	--
Bank Loan Obligations	26,165,266	--	26,096,357	68,909
Fixed-Income Funds	143,994,304	143,994,304	--	--
Preferred Securities	70,005,945	--	70,005,945	--
Money Market Funds	58,155,903	58,155,903	--	--
Purchased Swaptions	908,669	--	908,669	--
Total Investments in Securities:	$1,476,217,031	$277,300,030	$1,197,232,232	$1,684,769
Derivative Instruments:
Assets
Futures Contracts	$28,378	$28,378	$--	$--
Total Assets	$28,378	$28,378	$--	$--
Liabilities
Futures Contracts	$(374,323)	$(374,323)	$--	$--
Swaps	(19,935)	--	(19,935)	--
Written Swaptions	(360,802)	--	(360,802)	--
Total Liabilities	$(755,059)	$(374,323)	$(380,737)	$--
Total Derivative Instruments:	$(726,681)	$(345,944)	$(380,737)	$--
Other Financial Instruments:
TBA Sale Commitments	$(191,385)	$--	$(191,385)	$--
Total Other Financial Instruments:	$(191,385)	$--	$(191,385)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom Income Portfolio

September 30, 2018

VIPFINC-QTLY-1118
1.822341.113

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 10.6%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	22,134	$853,499
VIP Equity-Income Portfolio Initial Class (a)	37,717	886,352
VIP Growth & Income Portfolio Initial Class (a)	44,355	1,017,952
VIP Growth Portfolio Initial Class (a)	11,562	866,088
VIP Mid Cap Portfolio Initial Class (a)	6,619	250,079
VIP Value Portfolio Initial Class (a)	39,940	651,017
VIP Value Strategies Portfolio Initial Class (a)	22,939	319,773
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,340,696)		4,844,760

International Equity Funds - 8.8%
VIP Emerging Markets Portfolio Initial Class (a)	139,723	1,536,950
VIP Overseas Portfolio Initial Class (a)	109,448	2,497,599
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,936,868)		4,034,549

Bond Funds - 56.2%
Fidelity Inflation-Protected Bond Index Fund Institutional Class (a)	582,014	5,662,994
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	175,513	2,150,032
VIP High Income Portfolio Initial Class (a)	168,263	925,446
VIP Investment Grade Bond Portfolio Initial Class (a)	1,357,735	16,971,693
TOTAL BOND FUNDS
(Cost $25,989,788)		25,710,165

Short-Term Funds - 24.4%
VIP Government Money Market Portfolio Initial Class 1.87% (a)(b)
(Cost $11,138,441)	11,138,441	11,138,441
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $43,405,793)		45,727,915
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,281)
NET ASSETS - 100%		$45,724,634

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3
Total	$3

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund Institutional Class	$--	$5,746,723	$38,543	$3,548	$(415)	$(44,771)	$5,662,994
Fidelity Long-Term Treasury Bond Index Fund Premium Class	907,985	1,525,965	180,905	26,956	(5,845)	(97,168)	2,150,032
VIP Contrafund Portfolio Initial Class	1,030,804	380,505	582,668	84,146	42,115	(17,257)	853,499
VIP Emerging Markets Portfolio Initial Class	1,607,941	664,725	582,277	839	41,646	(195,085)	1,536,950
VIP Equity-Income Portfolio Initial Class	1,086,849	412,819	603,919	46,881	13,369	(22,766)	886,352
VIP Government Money Market Portfolio Initial Class 1.87%	13,710,985	3,982,392	6,554,936	146,744	--	--	11,138,441
VIP Growth & Income Portfolio Initial Class	1,246,930	455,412	705,723	64,565	76,578	(55,245)	1,017,952
VIP Growth Portfolio Initial Class	1,049,451	432,783	650,889	139,485	106,498	(71,755)	866,088
VIP High Income Portfolio Initial Class	841,795	254,675	180,379	7,433	(380)	9,735	925,446
VIP Investment Grade Bond Portfolio Initial Class	16,519,556	4,893,369	4,060,725	161,242	(40,093)	(340,414)	16,971,693
VIP Mid Cap Portfolio Initial Class	302,048	110,383	157,155	23,869	9,930	(15,127)	250,079
VIP Overseas Portfolio Initial Class	2,734,339	850,056	1,090,265	885	55,416	(51,947)	2,497,599
VIP Value Portfolio Initial Class	798,503	277,149	426,058	26,995	21,134	(19,711)	651,017
VIP Value Strategies Portfolio Initial Class	389,937	132,678	196,099	11,785	4,425	(11,168)	319,773
	$42,227,123	$20,119,634	$16,010,541	$745,373	$324,378	$(932,679)	$45,727,915

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2005 Portfolio

September 30, 2018

VIPF2005-QTLY-1118
1.822342.113

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 16.8%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	7,929	$305,740
VIP Equity-Income Portfolio Initial Class (a)	13,603	319,662
VIP Growth & Income Portfolio Initial Class (a)	15,913	365,208
VIP Growth Portfolio Initial Class (a)	4,176	312,860
VIP Mid Cap Portfolio Initial Class (a)	2,371	89,584
VIP Value Portfolio Initial Class (a)	14,412	234,923
VIP Value Strategies Portfolio Initial Class (a)	8,238	114,839
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,234,231)		1,742,816

International Equity Funds - 11.7%
VIP Emerging Markets Portfolio Initial Class (a)	40,100	441,102
VIP Overseas Portfolio Initial Class (a)	33,833	772,077
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $971,048)		1,213,179

Bond Funds - 51.6%
Fidelity Inflation-Protected Bond Index Fund Premium Class (a)	115,377	1,122,617
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	41,055	502,918
VIP High Income Portfolio Initial Class (a)	38,166	209,912
VIP Investment Grade Bond Portfolio Initial Class (a)	281,451	3,518,138
TOTAL BOND FUNDS
(Cost $5,412,833)		5,353,585

Short-Term Funds - 19.9%
VIP Government Money Market Portfolio Initial Class 1.87% (a)(b)
(Cost $2,068,371)	2,068,371	2,068,371
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $9,686,483)		10,377,951
NET OTHER ASSETS (LIABILITIES) - 0.0%		68
NET ASSETS - 100%		$10,378,019

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund Premium Class	$--	$1,132,598	$882	$716	$(10)	$(9,089)	$1,122,617
Fidelity Long-Term Treasury Bond Index Fund Premium Class	195,344	348,799	17,825	6,502	(386)	(23,014)	502,918
VIP Contrafund Portfolio Initial Class	335,492	94,962	132,531	29,552	4,097	3,720	305,740
VIP Emerging Markets Portfolio Initial Class	441,488	144,865	97,004	250	(2,372)	(45,875)	441,102
VIP Equity-Income Portfolio Initial Class	353,732	96,418	126,076	16,466	(2,428)	(1,984)	319,662
VIP Government Money Market Portfolio Initial Class 1.87%	2,404,539	565,394	901,562	28,204	--	--	2,068,371
VIP Growth & Income Portfolio Initial Class	405,682	109,909	156,639	22,676	6,272	(16)	365,208
VIP Growth Portfolio Initial Class	341,649	116,015	155,734	48,986	11,934	(1,004)	312,860
VIP High Income Portfolio Initial Class	184,319	41,961	18,365	1,773	(81)	2,078	209,912
VIP Investment Grade Bond Portfolio Initial Class	3,307,006	808,927	517,441	35,414	(9,622)	(70,732)	3,518,138
VIP Mid Cap Portfolio Initial Class	98,300	27,472	34,018	8,384	829	(2,999)	89,584
VIP Overseas Portfolio Initial Class	803,667	169,690	199,184	281	(236)	(1,860)	772,077
VIP Value Portfolio Initial Class	259,879	61,712	86,555	9,482	866	(979)	234,923
VIP Value Strategies Portfolio Initial Class	126,922	29,299	38,822	4,139	212	(2,772)	114,839
	$9,258,019	$3,748,021	$2,482,638	$212,825	$9,075	$(154,527)	$10,377,951

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2010 Portfolio

September 30, 2018

VIPF2010-QTLY-1118
1.822344.113

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 23.2%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	316,331	$12,197,709
VIP Equity-Income Portfolio Initial Class (a)	542,812	12,756,077
VIP Growth & Income Portfolio Initial Class (a)	635,401	14,582,448
VIP Growth Portfolio Initial Class (a)	166,659	12,484,396
VIP Mid Cap Portfolio Initial Class (a)	94,037	3,552,722
VIP Value Portfolio Initial Class (a)	575,102	9,374,157
VIP Value Strategies Portfolio Initial Class (a)	327,428	4,564,344
TOTAL DOMESTIC EQUITY FUNDS
(Cost $43,083,921)		69,511,853

International Equity Funds - 14.7%
VIP Emerging Markets Portfolio Initial Class (a)	1,415,504	15,570,545
VIP Overseas Portfolio Initial Class (a)	1,245,887	28,431,140
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $31,075,022)		44,001,685

Bond Funds - 46.6%
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class (a)	2,873,626	27,960,385
Fidelity Long-Term Treasury Bond Index Fund Institutional Class (a)	1,233,451	15,097,437
VIP High Income Portfolio Initial Class (a)	1,102,790	6,065,345
VIP Investment Grade Bond Portfolio Initial Class (a)	7,261,274	90,765,931
TOTAL BOND FUNDS
(Cost $141,635,848)		139,889,098

Short-Term Funds - 15.5%
VIP Government Money Market Portfolio Initial Class 1.87% (a)(b)
(Cost $46,561,375)	46,561,375	46,561,375
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $262,356,166)		299,964,011
NET OTHER ASSETS (LIABILITIES) - 0.0%		(47,209)
NET ASSETS - 100%		$299,916,802

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund Institutional Class	$--	$28,348,261	$158,817	$18,689	$(1,592)	$(227,467)	$27,960,385
Fidelity Long-Term Treasury Bond Index Fund Institutional Class	6,748,543	9,782,236	686,777	202,231	(10,303)	(736,262)	15,097,437
VIP Contrafund Portfolio Initial Class	14,831,156	1,710,742	4,644,057	1,233,080	813,289	(513,421)	12,197,709
VIP Emerging Markets Portfolio Initial Class	17,944,758	3,075,543	3,812,205	9,534	386,666	(2,024,217)	15,570,545
VIP Equity-Income Portfolio Initial Class	15,636,506	1,703,350	4,372,265	689,509	138,533	(350,047)	12,756,077
VIP Government Money Market Portfolio Initial Class 1.87%	64,233,154	4,906,014	22,577,793	666,340	--	--	46,561,375
VIP Growth & Income Portfolio Initial Class	17,936,671	1,863,023	5,432,353	948,352	1,310,879	(1,095,772)	14,582,448
VIP Growth Portfolio Initial Class	15,102,658	2,530,822	5,557,351	2,042,170	1,664,220	(1,255,953)	12,484,396
VIP High Income Portfolio Initial Class	6,276,464	419,798	683,486	56,956	(26,209)	78,778	6,065,345
VIP Investment Grade Bond Portfolio Initial Class	101,851,657	8,938,862	17,570,482	1,036,921	(416,511)	(2,037,595)	90,765,931
VIP Mid Cap Portfolio Initial Class	4,345,428	491,731	1,192,596	351,976	127,370	(219,211)	3,552,722
VIP Overseas Portfolio Initial Class	33,672,209	1,686,830	6,923,966	11,158	987,224	(991,154)	28,431,140
VIP Value Portfolio Initial Class	11,487,777	860,556	2,947,837	397,989	385,438	(411,777)	9,374,157
VIP Value Strategies Portfolio Initial Class	5,610,145	395,727	1,324,343	173,305	56,209	(173,394)	4,564,344
	$315,677,126	$66,713,495	$77,884,336	$7,838,210	$5,415,213	$(9,957,492)	$299,964,011

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2015 Portfolio

September 30, 2018

VIPF2015-QTLY-1118
1.822346.113

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 29.5%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	114,078	$4,398,857
VIP Equity-Income Portfolio Initial Class (a)	195,790	4,601,068
VIP Growth & Income Portfolio Initial Class (a)	229,283	5,262,037
VIP Growth Portfolio Initial Class (a)	60,107	4,502,615
VIP Mid Cap Portfolio Initial Class (a)	33,829	1,278,057
VIP Value Portfolio Initial Class (a)	207,816	3,387,408
VIP Value Strategies Portfolio Initial Class (a)	117,971	1,644,512
TOTAL DOMESTIC EQUITY FUNDS
(Cost $12,721,966)		25,074,554

International Equity Funds - 17.4%
VIP Emerging Markets Portfolio Initial Class (a)	454,118	4,995,303
VIP Overseas Portfolio Initial Class (a)	428,854	9,786,458
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $9,772,689)		14,781,761

Bond Funds - 41.6%
Fidelity Inflation-Protected Bond Index Fund Institutional Class (a)	694,788	6,760,291
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	356,025	4,361,308
VIP High Income Portfolio Initial Class (a)	312,075	1,716,413
VIP Investment Grade Bond Portfolio Initial Class (a)	1,794,017	22,425,210
TOTAL BOND FUNDS
(Cost $35,103,181)		35,263,222

Short-Term Funds - 11.5%
VIP Government Money Market Portfolio Initial Class 1.87% (a)(b)
(Cost $9,730,650)	9,730,650	9,730,650
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $67,328,486)		84,850,187
NET OTHER ASSETS (LIABILITIES) - 0.0%		(7,473)
NET ASSETS - 100%		$84,842,714

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index	$--	$6,881,662	$64,892	$4,571	$(717)	$(55,762)	$6,760,291
Fidelity Long-Term Treasury Bond Index Fund	2,120,635	3,027,247	564,034	58,590	(23,017)	(199,523)	4,361,308
VIP Contrafund Portfolio Initial Class	5,794,662	803,067	2,290,328	482,735	397,087	(305,631)	4,398,857
VIP Emerging Markets Portfolio Initial Class	6,382,076	1,164,315	2,016,848	3,418	299,467	(833,707)	4,995,303
VIP Equity-Income Portfolio Initial Class	6,109,403	808,340	2,215,314	268,994	3,432	(104,793)	4,601,068
VIP Government Money Market Portfolio	14,959,255	1,670,666	6,899,271	148,435	--	--	9,730,650
VIP Growth & Income Portfolio Initial Class	7,008,599	884,386	2,684,533	370,438	729,953	(676,368)	5,262,037
VIP Growth Portfolio Initial Class	5,900,626	1,127,983	2,654,738	800,208	942,851	(814,107)	4,502,615
VIP High Income Portfolio Initial Class	1,985,779	212,534	494,471	18,031	(3,846)	16,417	1,716,413
VIP Investment Grade Bond Portfolio Initial	28,656,794	3,664,705	9,199,649	288,445	(144,786)	(551,854)	22,425,210
VIP Mid Cap Portfolio Initial Class	1,698,024	232,363	612,915	136,964	67,260	(106,675)	1,278,057
VIP Overseas Portfolio Initial Class	12,708,972	910,484	3,832,789	4,206	529,257	(529,466)	9,786,458
VIP Value Portfolio Initial Class	4,488,546	458,139	1,537,716	154,900	212,538	(234,099)	3,387,408
VIP Value Strategies Portfolio Initial Class	2,192,051	209,130	706,594	67,622	33,125	(83,200)	1,644,512
	$100,005,422	$22,055,021	$35,774,092	$2,807,557	$3,042,604	$(4,478,768)	$84,850,187

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2020 Portfolio

September 30, 2018

VIPF2020-QTLY-1118
1.822349.113

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.1%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	1,165,357	$44,936,156
VIP Equity-Income Portfolio Initial Class (a)	1,994,523	46,871,290
VIP Growth & Income Portfolio Initial Class (a)	2,340,802	53,721,413
VIP Growth Portfolio Initial Class (a)	611,264	45,789,766
VIP Mid Cap Portfolio Initial Class (a)	342,128	12,925,585
VIP Value Portfolio Initial Class (a)	2,105,796	34,324,470
VIP Value Strategies Portfolio Initial Class (a)	1,193,951	16,643,680
TOTAL DOMESTIC EQUITY FUNDS
(Cost $145,934,437)		255,212,360

International Equity Funds - 19.6%
VIP Emerging Markets Portfolio Initial Class (a)	4,212,385	46,336,234
VIP Overseas Portfolio Initial Class (a)	4,218,669	96,270,036
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $99,383,750)		142,606,270

Bond Funds - 37.3%
Fidelity Inflation-Protected Bond Index Fund Institutional Class (a)	5,230,756	50,895,257
Fidelity Long-Term Treasury Bond Index Fund Institutional Class (a)	2,998,357	36,699,895
VIP High Income Portfolio Initial Class (a)	2,673,085	14,701,968
VIP Investment Grade Bond Portfolio Initial Class (a)	13,566,675	169,583,434
TOTAL BOND FUNDS
(Cost $276,627,789)		271,880,554

Short-Term Funds - 8.0%
VIP Government Money Market Portfolio Initial Class 1.87% (a)(b)
(Cost $58,593,592)	58,593,592	58,593,592
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $580,539,568)		728,292,776
NET OTHER ASSETS (LIABILITIES) - 0.0%		(95,420)
NET ASSETS - 100%		$728,197,356

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5
Total	$5

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund Institutional Class	$--	$51,704,626	$387,239	$34,772	$(4,021)	$(418,109)	$50,895,257
Fidelity Long-Term Treasury Bond Index Fund Institutional Class	16,414,453	24,291,199	2,225,068	494,368	(51,833)	(1,728,856)	36,699,895
VIP Contrafund Portfolio Initial Class	51,180,559	5,988,086	13,264,746	4,338,139	2,148,363	(1,116,106)	44,936,156
VIP Emerging Markets Portfolio Initial Class	53,405,909	8,434,324	10,469,464	28,910	1,023,700	(6,058,235)	46,336,234
VIP Equity-Income Portfolio Initial Class	53,960,420	5,999,018	12,287,098	2,425,632	325,876	(1,126,926)	46,871,290
VIP Government Money Market Portfolio Initial Class 1.87%	83,819,484	7,519,438	32,745,330	864,098	--	--	58,593,592
VIP Growth & Income Portfolio Initial Class	61,900,208	6,528,039	15,412,603	3,336,774	3,624,183	(2,918,414)	53,721,413
VIP Growth Portfolio Initial Class	52,116,402	8,866,129	16,571,287	7,178,318	4,398,822	(3,020,300)	45,789,766
VIP High Income Portfolio Initial Class	15,320,487	1,348,618	2,086,808	141,285	(31,177)	150,848	14,701,968
VIP Investment Grade Bond Portfolio Initial Class	200,510,616	20,262,875	46,288,476	2,058,831	(1,271,681)	(3,629,900)	169,583,434
VIP Mid Cap Portfolio Initial Class	14,996,962	1,719,455	3,447,489	1,238,893	336,770	(680,113)	12,925,585
VIP Overseas Portfolio Initial Class	109,627,518	5,242,012	18,466,332	37,014	2,611,736	(2,744,898)	96,270,036
VIP Value Portfolio Initial Class	39,644,129	3,075,909	8,264,654	1,398,400	936,036	(1,066,950)	34,324,470
VIP Value Strategies Portfolio Initial Class	19,360,794	1,446,366	3,733,940	608,129	91,094	(520,634)	16,643,680
Total	$772,257,941	$152,426,094	$185,650,534	$24,183,563	$14,137,868	$(24,878,593)	$728,292,776

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2025 Portfolio

September 30, 2018

VIPF2025-QTLY-1118
1.822350.113

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 39.6%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	360,230	$13,890,459
VIP Equity-Income Portfolio Initial Class (a)	618,245	14,528,752
VIP Growth & Income Portfolio Initial Class (a)	723,983	16,615,415
VIP Growth Portfolio Initial Class (a)	189,801	14,218,023
VIP Mid Cap Portfolio Initial Class (a)	106,756	4,033,250
VIP Value Portfolio Initial Class (a)	655,492	10,684,518
VIP Value Strategies Portfolio Initial Class (a)	372,234	5,188,936
TOTAL DOMESTIC EQUITY FUNDS
(Cost $57,963,061)		79,159,353

International Equity Funds - 21.7%
VIP Emerging Markets Portfolio Initial Class (a)	1,266,608	13,932,688
VIP Overseas Portfolio Initial Class (a)	1,283,755	29,295,287
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $34,147,685)		43,227,975

Bond Funds - 33.3%
Fidelity Inflation-Protected Bond Index Fund Institutional Class (a)	1,234,703	12,013,663
Fidelity Long-Term Treasury Bond Index Fund Institutional Class (a)	893,602	10,937,691
VIP High Income Portfolio Initial Class (a)	734,885	4,041,869
VIP Investment Grade Bond Portfolio Initial Class (a)	3,155,549	39,444,362
TOTAL BOND FUNDS
(Cost $67,455,570)		66,437,585

Short-Term Funds - 5.4%
VIP Government Money Market Portfolio Initial Class 1.87% (a)(b)
(Cost $10,812,936)	10,812,936	10,812,936
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $170,379,252)		199,637,849
NET OTHER ASSETS (LIABILITIES) - 0.0%		(14,109)
NET ASSETS - 100%		$199,623,740

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6
Total	$6

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund Institutional Class	$--	$12,121,699	$10,435	$7,869	$(107)	$(97,494)	$12,013,663
Fidelity Long-Term Treasury Bond Index Fund Institutional Class	--	11,215,501	135,258	83,798	(938)	(141,614)	10,937,691
Fidelity Long-Term Treasury Bond Index Fund Premium Class	3,650,639	685,364	4,035,283	42,284	(314,111)	13,391	--
VIP Contrafund Portfolio Initial Class	12,529,525	3,771,693	2,810,268	1,083,818	44,095	355,414	13,890,459
VIP Emerging Markets Portfolio Initial Class	12,602,774	4,827,194	2,129,859	6,995	73,227	(1,440,648)	13,932,688
VIP Equity-Income Portfolio Initial Class	13,210,302	3,915,876	2,487,993	603,958	32,458	(141,891)	14,528,752
VIP Government Money Market Portfolio Initial Class 1.87%	14,325,459	3,946,173	7,458,696	155,534	--	--	10,812,936
VIP Growth & Income Portfolio Initial Class	15,154,989	4,347,444	3,209,097	831,726	65,024	257,055	16,615,415
VIP Growth Portfolio Initial Class	12,758,175	4,546,323	3,578,037	1,796,540	208,026	283,536	14,218,023
VIP High Income Portfolio Initial Class	3,385,124	1,005,911	386,653	31,819	(1,898)	39,385	4,041,869
VIP Investment Grade Bond Portfolio Initial Class	38,578,058	11,220,826	9,406,873	405,393	(173,723)	(773,926)	39,444,362
VIP Mid Cap Portfolio Initial Class	3,671,517	1,092,135	661,293	307,518	20,364	(89,473)	4,033,250
VIP Overseas Portfolio Initial Class	26,477,607	6,402,948	3,580,952	9,096	55,879	(60,195)	29,295,287
VIP Value Portfolio Initial Class	9,705,542	2,545,194	1,589,480	347,796	4,623	18,639	10,684,518
VIP Value Strategies Portfolio Initial Class	4,739,668	1,210,347	668,979	151,823	(4,298)	(87,802)	5,188,936
Total	$170,789,379	$72,854,628	$42,149,156	$5,865,967	$8,621	$(1,865,623)	$199,637,849

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2030 Portfolio

September 30, 2018

VIPF2030-QTLY-1118
1.822347.113

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 48.2%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	783,367	$30,206,618
VIP Equity-Income Portfolio Initial Class (a)	1,344,486	31,595,428
VIP Growth & Income Portfolio Initial Class (a)	1,574,515	36,135,112
VIP Growth Portfolio Initial Class (a)	412,759	30,919,809
VIP Mid Cap Portfolio Initial Class (a)	232,433	8,781,308
VIP Value Portfolio Initial Class (a)	1,427,741	23,272,179
VIP Value Strategies Portfolio Initial Class (a)	812,031	11,319,711
TOTAL DOMESTIC EQUITY FUNDS
(Cost $120,889,988)		172,230,165

International Equity Funds - 25.3%
VIP Emerging Markets Portfolio Initial Class (a)	2,591,385	28,505,234
VIP Overseas Portfolio Initial Class (a)	2,715,664	61,971,454
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $69,513,210)		90,476,688

Bond Funds - 24.9%
Fidelity Inflation-Protected Bond Index Fund Premium Class (a)	899,563	8,752,749
Fidelity Long-Term Treasury Bond Index Fund Institutional Class (a)	1,634,861	20,010,695
VIP High Income Portfolio Initial Class (a)	1,316,211	7,239,161
VIP Investment Grade Bond Portfolio Initial Class (a)	4,224,618	52,807,720
TOTAL BOND FUNDS
(Cost $90,587,661)		88,810,325

Short-Term Funds - 1.6%
VIP Government Money Market Portfolio Initial Class 1.87% (a)(b)
(Cost $5,709,397)	5,709,397	5,709,397
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $286,700,256)		357,226,575
NET OTHER ASSETS (LIABILITIES) - 0.0%		(29,391)
NET ASSETS - 100%		$357,197,184

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12
Total	$12

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund Premium Class	$--	$8,852,142	$23,941	$6,552	$(271)	$(75,181)	$8,752,749
Fidelity Long-Term Treasury Bond Index Fund Institutional Class	6,931,994	14,547,189	641,938	244,205	(10,321)	(816,229)	20,010,695
VIP Contrafund Portfolio Initial Class	29,317,748	6,467,364	6,388,505	2,564,589	225,196	584,815	30,206,618
VIP Emerging Markets Portfolio Initial Class	27,716,095	7,923,540	4,178,344	15,521	(7,950)	(2,948,107)	28,505,234
VIP Equity-Income Portfolio Initial Class	30,909,026	6,180,554	5,135,348	1,434,693	(4,302)	(354,502)	31,595,428
VIP Government Money Market Portfolio Initial Class 1.87%	8,479,638	1,634,953	4,405,194	79,786	--	--	5,709,397
VIP Growth & Income Portfolio Initial Class	35,453,755	7,149,144	7,076,055	1,973,108	171,579	436,689	36,135,112
VIP Growth Portfolio Initial Class	29,857,823	8,242,049	8,198,360	4,247,895	444,867	573,430	30,919,809
VIP High Income Portfolio Initial Class	6,529,336	1,442,884	797,415	62,378	(5,862)	70,218	7,239,161
VIP Investment Grade Bond Portfolio Initial Class	51,771,229	14,396,165	12,074,926	567,970	(269,183)	(1,015,565)	52,807,720
VIP Mid Cap Portfolio Initial Class	8,590,580	1,867,988	1,489,671	731,244	22,148	(209,737)	8,781,308
VIP Overseas Portfolio Initial Class	60,533,247	8,968,099	7,414,669	21,107	6,570	(121,793)	61,971,454
VIP Value Portfolio Initial Class	22,709,068	3,900,928	3,324,623	826,900	(12,819)	(375)	23,272,179
VIP Value Strategies Portfolio Initial Class	11,091,130	1,904,993	1,437,144	360,174	(20,907)	(218,361)	11,319,711
Total	$329,890,669	$93,477,992	$62,586,133	$13,136,122	$538,745	$(4,094,698)	$357,226,575

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom Lifetime Income I Portfolio

September 30, 2018

VIPFLI-I-QTLY-1118
1.822343.113

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 12.3%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	7,238	$277,281
VIP Equity-Income Portfolio Investor Class (a)	12,155	283,940
VIP Growth & Income Portfolio Investor Class (a)	14,365	328,099
VIP Growth Portfolio Investor Class (a)	3,770	280,836
VIP Mid Cap Portfolio Investor Class (a)	2,093	78,547
VIP Value Portfolio Investor Class (a)	12,803	208,181
VIP Value Strategies Portfolio Investor Class (a)	7,291	100,909
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,098,354)		1,557,793

International Equity Funds - 9.4%
VIP Emerging Markets Portfolio Investor Class (a)	41,317	452,007
VIP Overseas Portfolio Investor Class (a)	32,504	738,810
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,052,276)		1,190,817

Bond Funds - 57.3%
Fidelity Inflation-Protected Bond Index Fund Premium Class (a)	156,601	1,523,728
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	48,954	599,691
VIP High Income Portfolio Investor Class (a)	73,875	404,094
VIP Investment Grade Bond Portfolio Investor Class (a)	381,630	4,751,290
TOTAL BOND FUNDS
(Cost $7,344,149)		7,278,803

Short-Term Funds - 21.0%
VIP Government Money Market Portfolio Investor Class 1.85% (a)(b)
(Cost $2,666,063)	2,666,063	2,666,063
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $12,160,842)		12,693,476
NET OTHER ASSETS (LIABILITIES) - 0.0%		300
NET ASSETS - 100%		$12,693,776

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund Premium Class	$--	$1,536,357	$251	$973	$(3)	$(12,375)	$1,523,728
Fidelity Long-Term Treasury Bond Index Fund Premium Class	--	619,041	113	3,923	(4)	(19,233)	599,691
VIP Contrafund Portfolio Investor Class	357,908	32,752	118,142	28,641	14,198	(9,435)	277,281
VIP Emerging Markets Portfolio Investor Class	157,262	353,083	33,466	68	7,627	(32,499)	452,007
VIP Equity-Income Portfolio Investor Class	376,040	37,883	123,091	15,935	(8,397)	1,505	283,940
VIP Government Money Market Portfolio Investor Class 1.85%	2,031,025	819,693	184,655	24,534	--	--	2,666,063
VIP Growth & Income Portfolio Investor Class	436,501	37,596	148,954	21,931	38,552	(35,596)	328,099
VIP Growth Portfolio Investor Class	364,765	48,063	139,330	47,463	50,760	(43,422)	280,836
VIP High Income Portfolio Investor Class	676,798	54,003	329,598	6,036	(42,817)	45,708	404,094
VIP Investment Grade Bond Portfolio Investor Class	8,169,760	264,603	3,490,083	79,650	(117,341)	(75,649)	4,751,290
VIP Mid Cap Portfolio Investor Class	105,369	9,398	33,914	8,128	3,789	(6,095)	78,547
VIP Overseas Portfolio Investor Class	600,411	217,443	82,243	145	8,084	(4,885)	738,810
VIP Value Portfolio Investor Class	277,982	19,305	87,795	9,138	11,687	(12,998)	208,181
VIP Value Strategies Portfolio Investor Class	136,359	8,632	41,158	4,003	1,904	(4,828)	100,909
Total	$13,690,180	$4,057,852	$4,812,793	$250,568	$(31,961)	$(209,802)	$12,693,476

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom Lifetime Income II Portfolio

September 30, 2018

VIPFLI-II-QTLY-1118
1.822345.113

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 24.9%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	37,968	$1,454,542
VIP Equity-Income Portfolio Investor Class (a)	65,078	1,520,231
VIP Growth & Income Portfolio Investor Class (a)	76,070	1,737,448
VIP Growth Portfolio Investor Class (a)	19,982	1,488,462
VIP Mid Cap Portfolio Investor Class (a)	11,432	429,045
VIP Value Portfolio Investor Class (a)	68,997	1,121,894
VIP Value Strategies Portfolio Investor Class (a)	39,974	553,237
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,143,308)		8,304,859

International Equity Funds - 15.3%
VIP Emerging Markets Portfolio Investor Class (a)	163,832	1,792,325
VIP Overseas Portfolio Investor Class (a)	145,895	3,316,190
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,366,437)		5,108,515

Bond Funds - 45.3%
Fidelity Inflation-Protected Bond Index Fund Premium Class (a)	307,689	2,993,813
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	138,632	1,698,236
VIP High Income Portfolio Investor Class (a)	157,228	860,036
VIP Investment Grade Bond Portfolio Investor Class (a)	767,329	9,553,243
TOTAL BOND FUNDS
(Cost $15,256,863)		15,105,328

Short-Term Funds - 14.5%
VIP Government Money Market Portfolio Investor Class 1.85% (a)(b)
(Cost $4,855,804)	4,855,804	4,855,804
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $30,622,412)		33,374,506
NET OTHER ASSETS (LIABILITIES) - 0.0%		586
NET ASSETS - 100%		$33,375,092

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund Premium Class	$--	$3,018,781	$495	$1,942	$(5)	$(24,468)	$2,993,813
Fidelity Long-Term Treasury Bond Index Fund Premium Class	--	1,752,661	301	10,678	(10)	(54,114)	1,698,236
VIP Contrafund Portfolio Investor Class	2,033,226	169,078	770,907	168,537	84,385	(61,240)	1,454,542
VIP Emerging Markets Portfolio Investor Class	880,044	1,213,062	185,206	396	30,682	(146,257)	1,792,325
VIP Equity-Income Portfolio Investor Class	2,136,266	197,361	772,776	93,773	(55,745)	15,125	1,520,231
VIP Government Money Market Portfolio Investor Class 1.85%	4,169,506	940,054	253,756	50,773	--	--	4,855,804
VIP Growth & Income Portfolio Investor Class	2,479,792	200,182	957,000	129,054	180,741	(166,267)	1,737,448
VIP Growth Portfolio Investor Class	2,071,970	279,839	901,729	279,283	237,439	(199,057)	1,488,462
VIP High Income Portfolio Investor Class	1,707,134	173,778	1,026,844	15,785	(126,746)	132,714	860,036
VIP Investment Grade Bond Portfolio Investor Class	13,027,669	844,145	4,001,476	130,172	(142,124)	(174,971)	9,553,243
VIP Mid Cap Portfolio Investor Class	598,516	47,983	202,984	47,826	20,437	(34,907)	429,045
VIP Overseas Portfolio Investor Class	3,359,858	301,112	345,177	841	15,015	(14,618)	3,316,190
VIP Value Portfolio Investor Class	1,579,165	95,023	543,376	53,777	45,680	(54,598)	1,121,894
VIP Value Strategies Portfolio Investor Class	774,587	41,491	245,345	23,555	6,189	(23,685)	553,237
Total	$34,817,733	$9,274,550	$10,207,372	$1,006,392	$295,938	$(806,343)	$33,374,506

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom Lifetime Income III Portfolio

September 30, 2018

VIPFLI-III-QTLY-1118
1.822348.113

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.2%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	52,337	$2,005,021
VIP Equity-Income Portfolio Investor Class (a)	89,500	2,090,720
VIP Growth & Income Portfolio Investor Class (a)	104,905	2,396,039
VIP Growth Portfolio Investor Class (a)	27,430	2,043,238
VIP Mid Cap Portfolio Investor Class (a)	15,369	576,795
VIP Value Portfolio Investor Class (a)	94,211	1,531,870
VIP Value Strategies Portfolio Investor Class (a)	53,706	743,287
TOTAL DOMESTIC EQUITY FUNDS
(Cost $8,786,813)		11,386,970

International Equity Funds - 20.0%
VIP Emerging Markets Portfolio Investor Class (a)	185,036	2,024,298
VIP Overseas Portfolio Investor Class (a)	187,483	4,261,480
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,351,802)		6,285,778

Bond Funds - 36.9%
Fidelity Inflation-Protected Bond Index Fund Premium Class (a)	217,928	2,120,442
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	128,967	1,579,851
VIP High Income Portfolio Investor Class (a)	148,082	810,010
VIP Investment Grade Bond Portfolio Investor Class (a)	572,001	7,121,416
TOTAL BOND FUNDS
(Cost $11,754,569)		11,631,719

Short-Term Funds - 6.9%
VIP Government Money Market Portfolio Investor Class 1.85% (a)(b)
(Cost $2,161,111)	2,161,111	2,161,111
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $28,054,295)		31,465,578
NET OTHER ASSETS (LIABILITIES) - 0.0%		313
NET ASSETS - 100%		$31,465,891

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund Premium Class	$--	$2,138,288	$353	$1,421	$(4)	$(17,489)	$2,120,442
Fidelity Long-Term Treasury Bond Index Fund Premium Class	--	1,630,482	267	9,537	(9)	(50,355)	1,579,851
VIP Contrafund Portfolio Investor Class	2,489,286	206,367	728,564	206,363	60,728	(22,796)	2,005,021
VIP Emerging Markets Portfolio Investor Class	1,077,469	1,261,565	179,353	485	39,528	(174,911)	2,024,298
VIP Equity-Income Portfolio Investor Class	2,615,358	176,073	655,831	114,821	(41,800)	(3,080)	2,090,720
VIP Government Money Market Portfolio Investor Class 1.85%	1,093,268	1,134,436	66,593	17,487	--	--	2,161,111
VIP Growth & Income Portfolio Investor Class	3,035,821	188,959	854,061	158,021	88,214	(62,894)	2,396,039
VIP Growth Portfolio Investor Class	2,536,867	341,966	890,359	341,960	140,608	(85,844)	2,043,238
VIP High Income Portfolio Investor Class	2,120,198	93,811	1,406,049	19,607	(106,866)	108,916	810,010
VIP Investment Grade Bond Portfolio Investor Class	9,686,654	1,056,041	3,377,502	101,664	(133,664)	(110,113)	7,121,416
VIP Mid Cap Portfolio Investor Class	732,753	58,563	197,650	58,561	18,214	(35,085)	576,795
VIP Overseas Portfolio Investor Class	4,113,938	530,336	384,629	1,029	31,811	(29,976)	4,261,480
VIP Value Portfolio Investor Class	1,933,329	65,851	458,754	65,849	25,822	(34,378)	1,531,870
VIP Value Strategies Portfolio Investor Class	948,299	28,843	212,535	28,842	(10,308)	(11,012)	743,287
Total	$32,383,240	$8,911,581	$9,412,500	$1,125,647	$112,274	$(529,017)	$31,465,578

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2005 Portfolio

September 30, 2018

VIPIFF2005-QTLY-1118
1.822891.113

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 16.7%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	22,765	$872,114
VIP Equity-Income Portfolio Investor Class (a)	39,022	911,557
VIP Growth & Income Portfolio Investor Class (a)	45,615	1,041,855
VIP Growth Portfolio Investor Class (a)	11,978	892,231
VIP Mid Cap Portfolio Investor Class (a)	6,809	255,551
VIP Value Portfolio Investor Class (a)	41,207	670,033
VIP Value Strategies Portfolio Investor Class (a)	23,682	327,754
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,598,427)		4,971,095

International Equity Funds - 11.7%
VIP Emerging Markets Portfolio Investor Class (a)	115,403	1,262,508
VIP Overseas Portfolio Investor Class (a)	97,219	2,209,789
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,706,030)		3,472,297

Bond Funds - 51.7%
Fidelity Inflation-Protected Bond Index Fund Premium Class (a)	334,896	3,258,536
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	117,500	1,439,372
VIP High Income Portfolio Investor Class (a)	109,655	599,813
VIP Investment Grade Bond Portfolio Investor Class (a)	808,393	10,064,497
TOTAL BOND FUNDS
(Cost $15,587,427)		15,362,218

Short-Term Funds - 19.9%
VIP Government Money Market Portfolio Investor Class 1.85% (a)(b)
(Cost $5,896,472)	5,896,472	5,896,472
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $27,788,356)		29,702,082
NET OTHER ASSETS (LIABILITIES) - 0.0%		668
NET ASSETS - 100%		$29,702,750

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund Premium Class	$--	$3,288,710	$3,771	$2,083	$(40)	$(26,363)	$3,258,536
Fidelity Long-Term Treasury Bond Index Fund Premium Class	618,743	973,362	83,252	18,983	(1,245)	(68,236)	1,439,372
VIP Contrafund Portfolio Investor Class	1,047,027	236,734	434,726	88,190	21,377	1,702	872,114
VIP Emerging Markets Portfolio Investor Class	1,377,196	376,102	355,669	641	12,396	(147,517)	1,262,508
VIP Equity-Income Portfolio Investor Class	1,103,928	243,554	422,765	49,064	8,838	(21,998)	911,557
VIP Government Money Market Portfolio Investor Class 1.85%	7,501,026	1,376,590	2,981,144	80,819	--	--	5,896,472
VIP Growth & Income Portfolio Investor Class	1,266,284	273,063	515,432	67,526	32,464	(14,524)	1,041,855
VIP Growth Portfolio Investor Class	1,066,201	298,078	504,703	146,145	45,449	(12,794)	892,231
VIP High Income Portfolio Investor Class	576,160	99,062	80,098	5,300	(948)	5,637	599,813
VIP Investment Grade Bond Portfolio Investor Class	10,309,697	2,013,088	2,012,897	106,214	(29,774)	(215,617)	10,064,497
VIP Mid Cap Portfolio Investor Class	306,705	68,300	113,148	25,023	5,949	(12,255)	255,551
VIP Overseas Portfolio Investor Class	2,508,357	407,364	704,033	629	16,538	(18,437)	2,209,789
VIP Value Portfolio Investor Class	811,018	152,090	292,633	28,137	5,893	(6,335)	670,033
VIP Value Strategies Portfolio Investor Class	396,111	71,828	132,330	12,325	228	(8,083)	327,754
	$28,888,453	$9,877,925	$8,636,601	$631,079	$117,125	$(544,820)	$29,702,082

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2010 Portfolio

September 30, 2018

VIPIFF2010-QTLY-1118
1.822892.113

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 23.1%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	65,402	$2,505,536
VIP Equity-Income Portfolio Investor Class (a)	112,129	2,619,335
VIP Growth & Income Portfolio Investor Class (a)	131,137	2,995,179
VIP Growth Portfolio Investor Class (a)	34,424	2,564,221
VIP Mid Cap Portfolio Investor Class (a)	19,478	730,999
VIP Value Portfolio Investor Class (a)	118,593	1,928,326
VIP Value Strategies Portfolio Investor Class(a)	67,951	940,444
TOTAL DOMESTIC EQUITY FUNDS
(Cost $10,393,353)		14,284,040

International Equity Funds - 14.7%
VIP Emerging Markets Portfolio Investor Class (a)	293,039	3,205,849
VIP Overseas Portfolio Investor Class (a)	257,523	5,853,505
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $7,104,705)		9,059,354

Bond Funds - 46.7%
Fidelity Inflation-Protected Bond Index Fund Institutional Class (a)	598,811	5,826,428
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	254,018	3,111,719
VIP High Income Portfolio Investor Class (a)	227,933	1,246,792
VIP Investment Grade Bond Portfolio Investor Class (a)	1,499,960	18,674,503
TOTAL BOND FUNDS
(Cost $29,145,396)		28,859,442

Short-Term Funds - 15.5%
VIP Government Money Market Portfolio Investor Class 1.85% (a)(b)
(Cost $9,562,392)	9,562,392	9,562,392
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $56,205,846)		61,765,228
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,107
NET ASSETS - 100%		$61,766,335

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund Institutional Class	$--	$5,877,881	$4,664	$3,926	$(53)	$(46,736)	$5,826,428
Fidelity Long-Term Treasury Bond Index Fund Premium Class	1,428,916	2,118,154	280,041	42,059	(7,244)	(148,066)	3,111,719
VIP Contrafund Portfolio Investor Class	3,147,693	520,510	1,221,416	265,829	131,881	(73,132)	2,505,536
VIP Emerging Markets Portfolio Investor Class	3,806,001	829,110	1,082,846	1,773	95,185	(441,601)	3,205,849
VIP Equity-Income Portfolio Investor Class	3,318,666	528,681	1,182,582	147,904	(53,452)	8,022	2,619,335
VIP Government Money Market Portfolio Investor Class 1.85%	13,630,209	1,756,771	5,824,588	139,182	--	--	9,562,392
VIP Growth & Income Portfolio Investor Class	3,807,071	585,949	1,441,579	203,555	298,633	(254,895)	2,995,179
VIP Growth Portfolio Investor Class	3,205,196	700,841	1,422,981	440,503	406,995	(325,830)	2,564,221
VIP High Income Portfolio Investor Class	1,334,382	158,282	254,703	12,283	(6,699)	15,530	1,246,792
VIP Investment Grade Bond Portfolio Investor Class	21,617,518	3,024,534	5,440,947	218,954	(99,798)	(426,804)	18,674,503
VIP Mid Cap Portfolio Investor Class	922,105	149,637	320,886	75,429	27,830	(47,687)	730,999
VIP Overseas Portfolio Investor Class	7,146,681	710,955	2,003,496	1,797	134,347	(134,982)	5,853,505
VIP Value Portfolio Investor Class	2,438,081	309,930	814,737	84,821	82,945	(87,893)	1,928,326
VIP Value Strategies Portfolio Investor Class	1,190,716	143,728	368,657	37,152	10,641	(35,984)	940,444
	$66,993,235	$17,414,963	$21,664,123	$1,675,167	$1,021,211	$(2,000,058)	$61,765,228

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2015 Portfolio

September 30, 2018

VIPIFF2015-QTLY-1118
1.822893.113

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 29.5%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	144,974	$5,553,942
VIP Equity-Income Portfolio Investor Class (a)	248,563	5,806,428
VIP Growth & Income Portfolio Investor Class (a)	290,728	6,640,217
VIP Growth Portfolio Investor Class (a)	76,307	5,684,126
VIP Mid Cap Portfolio Investor Class (a)	42,896	1,609,879
VIP Value Portfolio Investor Class (a)	262,486	4,268,027
VIP Value Strategies Portfolio Investor Class (a)	149,799	2,073,215
TOTAL DOMESTIC EQUITY FUNDS
(Cost $22,541,169)		31,635,834

International Equity Funds - 17.4%
VIP Emerging Markets Portfolio Investor Class (a)	576,426	6,306,097
VIP Overseas Portfolio Investor Class (a)	543,352	12,350,385
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $14,296,001)		18,656,482

Bond Funds - 41.6%
Fidelity Inflation-Protected Bond Index Fund Institutional Class (a)	877,043	8,533,633
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	449,255	5,503,379
VIP High Income Portfolio Investor Class (a)	395,265	2,162,101
VIP Investment Grade Bond Portfolio Investor Class (a)	2,273,182	28,301,110
TOTAL BOND FUNDS
(Cost $45,048,169)		44,500,223

Short-Term Funds - 11.5%
VIP Government Money Market Portfolio Investor Class 1.85% (a)(b)
(Cost $12,279,954)	12,279,954	12,279,954
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $94,165,293)		107,072,493
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,554
NET ASSETS - 100%		$107,074,047

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund Institutional Class	$--	$8,619,442	$15,817	$5,685	$(164)	$(69,828)	$8,533,633
Fidelity Long-Term Treasury Bond Index Fund Premium Class	2,371,814	3,718,086	322,448	69,766	(6,030)	(258,043)	5,503,379
VIP Contrafund Portfolio Investor Class	6,414,612	966,351	1,954,133	540,640	193,673	(66,561)	5,553,942
VIP Emerging Markets Portfolio Investor Class	7,059,060	1,443,712	1,529,400	3,284	112,455	(779,730)	6,306,097
VIP Equity-Income Portfolio Investor Class	6,763,168	974,435	1,834,669	300,812	(49,515)	(46,991)	5,806,428
VIP Government Money Market Portfolio Investor Class 1.85%	16,559,889	2,037,558	6,317,493	171,542	--	--	12,279,954
VIP Growth & Income Portfolio Investor Class	7,758,398	1,070,676	2,280,255	413,983	419,631	(328,233)	6,640,217
VIP Growth Portfolio Investor Class	6,531,800	1,332,427	2,352,454	895,891	589,696	(417,343)	5,684,126
VIP High Income Portfolio Investor Class	2,202,312	253,106	307,696	20,227	(7,611)	21,990	2,162,101
VIP Investment Grade Bond Portfolio Investor Class	31,699,720	4,287,006	6,910,548	322,580	(137,495)	(637,573)	28,301,110
VIP Mid Cap Portfolio Investor Class	1,879,117	277,430	504,830	153,412	45,581	(87,419)	1,609,879
VIP Overseas Portfolio Investor Class	14,068,103	1,163,927	2,867,330	3,530	223,493	(237,808)	12,350,385
VIP Value Portfolio Investor Class	4,968,700	555,383	1,242,292	172,509	102,454	(116,218)	4,268,027
VIP Value Strategies Portfolio Investor Class	2,426,589	255,259	554,304	75,563	12,895	(67,224)	2,073,215
	$110,703,282	$26,954,798	$28,993,669	$3,149,424	$1,499,063	$(3,090,981)	$107,072,493

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2020 Portfolio

September 30, 2018

VIPIFF2020-QTLY-1118
1.822895.113

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.0%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	354,529	$13,582,008
VIP Equity-Income Portfolio Investor Class (a)	606,778	14,174,332
VIP Growth & Income Portfolio Investor Class (a)	710,687	16,232,093
VIP Growth Portfolio Investor Class (a)	185,958	13,851,976
VIP Mid Cap Portfolio Investor Class (a)	104,196	3,910,481
VIP Value Portfolio Investor Class (a)	638,714	10,385,485
VIP Value Strategies Portfolio Investor Class (a)	364,097	5,039,103
TOTAL DOMESTIC EQUITY FUNDS
(Cost $56,005,048)		77,175,478

International Equity Funds - 19.6%
VIP Emerging Markets Portfolio Investor Class (a)	1,286,369	14,072,881
VIP Overseas Portfolio Investor Class (a)	1,281,050	29,118,274
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $33,769,020)		43,191,155

Bond Funds - 37.3%
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class (a)	1,570,755	15,283,443
Fidelity Long-Term Treasury Bond Index Fund Institutional Class (a)	903,675	11,060,988
VIP High Income Portfolio Investor Class (a)	811,465	4,438,712
VIP Investment Grade Bond Portfolio Investor Class (a)	4,126,037	51,369,159
TOTAL BOND FUNDS
(Cost $83,104,446)		82,152,302

Short-Term Funds - 8.1%
VIP Government Money Market Portfolio Investor Class 1.85% (a)(b)
(Cost $17,738,185)	17,738,185	17,738,185
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $190,616,699)		220,257,120
NET OTHER ASSETS (LIABILITIES) - 0.0%		2,480
NET ASSETS - 100%		$220,259,600

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10
Total	$10

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class	$--	$15,454,865	$45,086	$10,494	$(388)	$(125,948)	$15,283,443
Fidelity Long-Term Treasury Bond Index Fund Institutional Class	--	11,522,776	320,553	87,897	(942)	(140,293)	11,060,988
Fidelity Long-Term Treasury Bond Index Fund Premium Class	4,715,362	598,236	4,929,626	53,568	(401,414)	17,442	--
VIP Contrafund Portfolio Investor Class	14,766,318	2,096,147	3,601,903	1,264,161	282,563	38,883	13,582,008
VIP Emerging Markets Portfolio Investor Class	15,396,349	2,933,740	2,746,542	7,264	152,518	(1,663,184)	14,072,881
VIP Equity-Income Portfolio Investor Class	15,568,306	2,143,286	3,324,895	703,375	(148,134)	(64,231)	14,174,332
VIP Government Money Market Portfolio Investor Class 1.85%	24,186,331	2,776,567	9,224,713	251,346	--	--	17,738,185
VIP Growth & Income Portfolio Investor Class	17,858,626	2,334,544	4,198,538	967,995	459,333	(221,872)	16,232,093
VIP Growth Portfolio Investor Class	15,036,930	2,946,004	4,555,014	2,094,832	772,089	(348,033)	13,851,976
VIP High Income Portfolio Investor Class	4,428,784	492,986	512,934	41,198	(11,810)	41,686	4,438,712
VIP Investment Grade Bond Portfolio Investor Class	57,879,888	7,260,628	12,354,281	593,629	(262,385)	(1,154,691)	51,369,159
VIP Mid Cap Portfolio Investor Class	4,325,718	601,130	919,683	358,726	56,959	(153,643)	3,910,481
VIP Overseas Portfolio Investor Class	31,631,103	2,332,036	4,801,856	8,058	242,018	(285,027)	29,118,274
VIP Value Portfolio Investor Class	11,437,629	1,198,325	2,226,263	403,377	98,964	(123,170)	10,385,485
VIP Value Strategies Portfolio Investor Class	5,586,196	548,743	972,354	176,688	8,104	(131,586)	5,039,103
Total	$222,817,540	$55,240,013	$54,734,241	$7,022,608	$1,247,475	$(4,313,667)	$220,257,120

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2025 Portfolio

September 30, 2018

VIPIFF2025-QTLY-1118
1.822896.113

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 39.6%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	407,647	$15,616,969
VIP Equity-Income Portfolio Investor Class (a)	698,938	16,327,194
VIP Growth & Income Portfolio Investor Class (a)	817,495	18,671,590
VIP Growth Portfolio Investor Class (a)	214,566	15,983,041
VIP Mid Cap Portfolio Investor Class (a)	120,672	4,528,811
VIP Value Portfolio Investor Class (a)	737,849	11,997,418
VIP Value Strategies Portfolio Investor Class (a)	421,281	5,830,524
TOTAL DOMESTIC EQUITY FUNDS
(Cost $65,377,479)		88,955,547

International Equity Funds - 21.7%
VIP Emerging Markets Portfolio Investor Class (a)	1,429,946	15,643,608
VIP Overseas Portfolio Investor Class (a)	1,448,660	32,928,041
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $38,265,809)		48,571,649

Bond Funds - 33.3%
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class (a)	1,389,145	13,516,378
Fidelity Long-Term Treasury Bond Index Fund Institutional Class (a)	1,004,524	12,295,369
VIP High Income Portfolio Investor Class (a)	829,092	4,535,134
VIP Investment Grade Bond Portfolio Investor Class (a)	3,561,287	44,338,021
TOTAL BOND FUNDS
(Cost $75,930,662)		74,684,902

Short-Term Funds - 5.4%
VIP Government Money Market Portfolio Investor Class 1.85% (a)(b)
(Cost $12,154,092)	12,154,092	12,154,092
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $191,728,042)		224,366,190
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,873
NET ASSETS - 100%		$224,368,063

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9
Total	$9

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class	$--	$13,664,977	$36,964	$9,226	$(314)	$(111,321)	$13,516,378
Fidelity Long-Term Treasury Bond Index Fund Institutional Class	--	12,623,384	175,362	97,711	(1,614)	(151,039)	12,295,369
Fidelity Long-Term Treasury Bond Index Fund Premium Class	4,558,600	615,728	4,802,190	52,152	(389,131)	16,993	--
VIP Contrafund Portfolio Investor Class	15,860,487	2,513,398	3,146,999	1,363,910	128,643	261,440	15,616,969
VIP Emerging Markets Portfolio Investor Class	15,939,402	3,580,619	2,276,408	7,551	98,078	(1,698,083)	15,643,608
VIP Equity-Income Portfolio Investor Class	16,721,864	2,542,834	2,731,130	758,890	11,470	(217,844)	16,327,194
VIP Government Money Market Portfolio Investor Class 1.85%	18,139,153	2,454,614	8,439,675	183,829	--	--	12,154,092
VIP Growth & Income Portfolio Investor Class	19,181,934	2,778,545	3,581,027	1,044,388	157,668	134,470	18,671,590
VIP Growth Portfolio Investor Class	16,150,971	3,436,108	4,102,136	2,260,133	388,462	109,636	15,983,041
VIP High Income Portfolio Investor Class	4,293,787	595,857	385,922	40,117	(5,481)	36,893	4,535,134
VIP Investment Grade Bond Portfolio Investor Class	48,904,422	7,082,090	10,447,765	504,481	(221,595)	(979,131)	44,338,021
VIP Mid Cap Portfolio Investor Class	4,646,419	722,045	739,049	387,046	32,741	(133,345)	4,528,811
VIP Overseas Portfolio Investor Class	33,516,401	2,991,869	3,544,146	8,579	67,187	(103,270)	32,928,041
VIP Value Portfolio Investor Class	12,285,151	1,460,010	1,734,253	435,215	11,065	(24,555)	11,997,418
VIP Value Strategies Portfolio Investor Class	6,000,118	673,496	711,479	190,633	(3,623)	(127,988)	5,830,524
Total	$216,198,709	$57,735,574	$46,854,505	$7,343,861	$273,556	$(2,987,144)	$224,366,190

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2030 Portfolio

September 30, 2018

VIPIFF2030-QTLY-1118
1.822894.113

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 48.2%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	528,701	$20,254,529
VIP Equity-Income Portfolio Investor Class (a)	906,509	21,176,056
VIP Growth & Income Portfolio Investor Class (a)	1,060,375	24,218,961
VIP Growth Portfolio Investor Class (a)	278,289	20,729,739
VIP Mid Cap Portfolio Investor Class (a)	156,867	5,887,200
VIP Value Portfolio Investor Class (a)	959,063	15,594,367
VIP Value Strategies Portfolio Investor Class (a)	548,839	7,595,927
TOTAL DOMESTIC EQUITY FUNDS
(Cost $91,060,584)		115,456,779

International Equity Funds - 25.3%
VIP Emerging Markets Portfolio Investor Class (a)	1,747,665	19,119,459
VIP Overseas Portfolio Investor Class (a)	1,828,203	41,555,051
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $49,831,370)		60,674,510

Bond Funds - 24.9%
Fidelity Inflation-Protected Bond Index Fund Premium Class (a)	603,707	5,874,071
Fidelity Long-Term Treasury Bond Index Fund Institutional Class (a)	1,096,295	13,418,651
VIP High Income Portfolio Investor Class (a)	885,599	4,844,226
VIP Investment Grade Bond Portfolio Investor Class (a)	2,844,171	35,409,927
TOTAL BOND FUNDS
(Cost $60,426,426)		59,546,875

Short-Term Funds - 1.6%
VIP Government Money Market Portfolio Investor Class 1.85% (a)(b)
(Cost $3,828,490)	3,828,490	3,828,490
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $205,146,870)		239,506,654
NET OTHER ASSETS (LIABILITIES) - 0.0%		963
NET ASSETS - 100%		$239,507,617

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund Premium Class	$--	$5,938,653	$15,030	$4,324	$(170)	$(49,382)	$5,874,071
Fidelity Long-Term Treasury Bond Index Fund Institutional Class	--	13,753,915	167,525	106,422	(1,765)	(165,974)	13,418,651
Fidelity Long-Term Treasury Bond Index Fund Premium Class	4,496,919	842,704	4,960,774	53,645	(395,705)	16,856	--
VIP Contrafund Portfolio Investor Class	19,073,221	4,250,374	3,599,096	1,677,837	35,082	494,948	20,254,529
VIP Emerging Markets Portfolio Investor Class	18,019,994	5,284,319	2,231,656	8,753	(26,667)	(1,926,531)	19,119,459
VIP Equity-Income Portfolio Investor Class	20,109,451	4,090,623	2,800,968	933,600	21,119	(244,169)	21,176,056
VIP Government Money Market Portfolio Investor Class 1.85%	5,515,093	1,049,818	2,736,421	51,371	--	--	3,828,490
VIP Growth & Income Portfolio Investor Class	23,068,344	4,692,901	3,955,497	1,284,836	74,604	338,609	24,218,961
VIP Growth Portfolio Investor Class	19,422,535	5,412,699	4,764,738	2,780,248	281,722	377,521	20,729,739
VIP High Income Portfolio Investor Class	4,254,597	941,550	386,931	40,820	(3,035)	38,045	4,844,226
VIP Investment Grade Bond Portfolio Investor Class	33,678,873	9,453,830	6,882,557	366,607	(173,569)	(666,650)	35,409,927
VIP Mid Cap Portfolio Investor Class	5,587,812	1,225,293	804,357	476,139	2,343	(123,891)	5,887,200
VIP Overseas Portfolio Investor Class	39,379,726	5,881,143	3,634,841	10,316	22,838	(93,815)	41,555,051
VIP Value Portfolio Investor Class	14,774,188	2,595,499	1,775,263	535,414	(6,869)	6,812	15,594,367
VIP Value Strategies Portfolio Investor Class	7,215,746	1,244,255	706,238	234,508	(2,490)	(155,346)	7,595,927
Total	$214,596,499	$66,657,576	$39,421,892	$8,564,840	$(172,562)	$(2,152,967)	$239,506,654

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom Income® Portfolio

September 30, 2018

VIPIFFINC-QTLY-1118
1.822890.113

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 10.6%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	37,711	$1,444,721
VIP Equity-Income Portfolio Investor Class (a)	64,173	1,499,074
VIP Growth & Income Portfolio Investor Class (a)	75,421	1,722,610
VIP Growth Portfolio Investor Class (a)	19,675	1,465,588
VIP Mid Cap Portfolio Investor Class (a)	11,286	423,560
VIP Value Portfolio Investor Class (a)	67,759	1,101,763
VIP Value Strategies Portfolio Investor Class (a)	39,144	541,746
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,444,169)		8,199,062

International Equity Funds - 8.8%
VIP Emerging Markets Portfolio Investor Class (a)	238,686	2,611,223
VIP Overseas Portfolio Investor Class (a)	186,779	4,245,486
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,906,703)		6,856,709

Bond Funds - 56.2%
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class (a)	991,977	9,651,940
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	297,628	3,645,940
VIP High Income Portfolio Investor Class (a)	286,957	1,569,656
VIP Investment Grade Bond Portfolio Investor Class (a)	2,315,689	28,830,328
TOTAL BOND FUNDS
(Cost $44,238,218)		43,697,864

Short-Term Funds - 24.4%
VIP Government Money Market Portfolio Investor Class 1.85% (a)(b)
(Cost $18,921,759)	18,921,759	18,921,759
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $73,510,849)		77,675,394
NET OTHER ASSETS (LIABILITIES) - 0.0%		2,580
NET ASSETS - 100%		$77,677,974

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3
Total	$3

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class	$--	$9,854,747	$124,349	$6,300	$(1,255)	$(77,203)	$9,651,940
Fidelity Long-Term Treasury Bond Index Fund Premium Class	1,613,407	2,499,981	287,395	48,812	(7,675)	(172,378)	3,645,940
VIP Contrafund Portfolio Investor Class	1,841,127	495,034	924,604	156,743	76,971	(43,807)	1,444,721
VIP Emerging Markets Portfolio Investor Class	2,868,422	887,982	862,151	1,340	39,078	(322,108)	2,611,223
VIP Equity-Income Portfolio Investor Class	1,941,109	543,916	959,565	87,216	13,221	(39,607)	1,499,074
VIP Government Money Market Portfolio Investor Class 1.85%	24,499,469	4,930,799	10,508,509	260,123	--	--	18,921,759
VIP Growth & Income Portfolio Investor Class	2,226,546	594,096	1,125,153	120,027	149,969	(122,848)	1,722,610
VIP Growth Portfolio Investor Class	1,874,934	593,082	1,051,917	259,735	201,623	(152,134)	1,465,588
VIP High Income Portfolio Investor Class	1,506,782	299,536	249,047	13,868	(608)	12,993	1,569,656
VIP Investment Grade Bond Portfolio Investor Class	29,526,046	6,323,848	6,321,977	303,054	(44,617)	(652,972)	28,830,328
VIP Mid Cap Portfolio Investor Class	539,310	144,381	248,391	44,479	17,050	(28,790)	423,560
VIP Overseas Portfolio Investor Class	4,883,906	1,023,663	1,652,572	1,236	98,772	(108,283)	4,245,486
VIP Value Portfolio Investor Class	1,426,078	348,591	670,859	50,019	37,722	(39,769)	1,101,763
VIP Value Strategies Portfolio Investor Class	696,511	164,361	305,210	21,909	7,119	(21,035)	541,746
	$75,443,647	$28,704,017	$25,291,699	$1,374,861	$587,370	$(1,767,941)	$77,675,394

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

FundsManager 20% Portfolio

September 30, 2018

VF20-QTLY-1118
1.837319.112

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 21.7%
	Shares	Value
Fidelity Contrafund (a)	390,429	$5,501,142
Fidelity Diversified International Fund (a)	131,672	5,202,346
Fidelity Equity-Income Fund (a)	88,116	5,330,153
Fidelity Europe Fund (a)	48,158	1,992,777
Fidelity Global Commodity Stock Fund (a)	278,823	3,814,299
Fidelity International Capital Appreciation Fund (a)	58,701	1,229,782
Fidelity International Discovery Fund (a)	97,646	4,336,440
Fidelity International Enhanced Index Fund (a)	399,036	3,974,401
Fidelity International Small Cap Fund (a)	58,815	1,690,334
Fidelity International Small Cap Opportunities Fund (a)	111,261	2,133,987
Fidelity International Value Fund (a)	312,307	2,763,919
Fidelity Japan Smaller Companies Fund (a)	173,570	3,172,853
Fidelity Low-Priced Stock Fund (a)	98,177	5,154,289
Fidelity Mega Cap Stock Fund (a)	477,924	8,124,715
Fidelity Overseas Fund (a)	118,501	6,015,131
Fidelity Pacific Basin Fund (a)	29,809	989,659
Fidelity Real Estate Investment Portfolio (a)	19,479	813,626
Fidelity Stock Selector All Cap Fund (a)	2,084,504	101,431,974
Fidelity Value Discovery Fund (a)	91,065	2,650,904
TOTAL EQUITY FUNDS
(Cost $153,685,813)		166,322,731

Fixed-Income Funds - 52.3%
Fidelity Floating Rate High Income Fund (a)	809,131	7,808,111
Fidelity Inflation-Protected Bond Index Fund Institutional Class (a)	3,285,975	31,972,540
Fidelity Long-Term Treasury Bond Index Fund Institutional Class (a)	1,660,058	20,319,114
Fidelity New Markets Income Fund (a)	244,792	3,642,508
Fidelity U.S. Bond Index Fund Institutional Premium Class (a)	30,108,444	336,311,320
TOTAL FIXED-INCOME FUNDS
(Cost $403,792,757)		400,053,593

Money Market Funds - 25.9%
Fidelity Cash Central Fund, 2.11% (b)	331,413	331,480
Fidelity Investments Money Market Government Portfolio Institutional Class 1.99% (a)(c)	67,160,396	67,160,396
Fidelity Investments Money Market Prime Reserves Portfolio - Institutional Class 2.16% (a)(c)	130,755,342	130,781,493
TOTAL MONEY MARKET FUNDS
(Cost $198,273,174)		198,273,369
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.97% to 2.14% 11/1/18 to 12/20/18 (d)
(Cost $618,604)	620,000	618,554
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $756,370,348)		765,268,247
NET OTHER ASSETS (LIABILITIES) - 0.0%		31,393
NET ASSETS - 100%		$765,299,640

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	135	Dec. 2018	$13,334,625	$(237,760)	$(237,760)

The notional amount of futures sold as a percentage of Net Assets is 1.7%

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $618,554.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,606
Total	$7,606

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$--	$8,953,396	$9,027,548	$74,152	$--	$--	0.0%
Fidelity Consumer Staples Central Fund	--	4,816,241	4,856,996	40,755	--	--	0.0%
Fidelity Energy Central Fund	--	4,301,390	4,345,882	44,492	--	--	0.0%
Fidelity Financials Central Fund	--	12,918,479	12,983,948	65,469	--	--	0.0%
Fidelity Health Care Central Fund	--	11,314,305	11,351,684	37,379	--	--	0.0%
Fidelity Industrials Central Fund	--	8,410,818	8,495,300	84,482	--	--	0.0%
Fidelity Information Technology Central Fund	--	20,550,696	20,625,411	74,715	--	--	0.0%
Fidelity Materials Central Fund	--	2,544,166	2,570,338	26,172	--	--	0.0%
Fidelity Telecom Services Central Fund	--	1,315,216	1,334,397	19,181	--	--	0.0%
Fidelity Utilities Central Fund	--	2,158,269	2,185,539	27,270	--	--	0.0%
	$--	$77,282,976	$77,777,043	$494,067	$--	$--

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Air Transportation Portfolio	$545,347	$38,495	$526,059	$28,339	$125	$(57,908)	$--
Fidelity Banking Portfolio	1,290,495	121,924	1,313,647	95,719	602,081	(700,853)	--
Fidelity Biotechnology Portfolio	648,913	41,351	686,045	25,901	127,802	(132,021)	--
Fidelity Brokerage and Investment Management Portfolio	284,833	19,686	292,087	13,626	30,625	(43,057)	--
Fidelity Chemicals Portfolio	288,919	21,974	278,973	16,683	119,225	(151,145)	--
Fidelity Commodity Strategy Fund	6,280,442	861,811	7,089,260	--	158,949	(211,942)	--
Fidelity Construction and Housing Portfolio	409,106	25,964	385,039	18,538	(62,102)	12,071	--
Fidelity Consumer Discretionary Portfolio	5,710,919	2,143,257	7,877,116	124,491	3,160,325	(3,137,385)	--
Fidelity Consumer Staples Portfolio	4,194,088	1,276,565	4,913,097	297,520	1,283,059	(1,840,615)	--
Fidelity Contrafund	3,044,565	2,142,884	355,331	65,395	4,531	664,493	5,501,142
Fidelity Defense and Aerospace Portfolio	1,903,687	95,117	2,084,246	58,324	656,965	(571,523)	--
Fidelity Diversified International Fund	6,779,012	165,327	1,678,415	--	(54,870)	(8,708)	5,202,346
Fidelity Emerging Asia Fund	791,868	7,658	810,698	--	284,555	(273,383)	--
Fidelity Emerging Markets Discovery Fund	1,418,774	13,785	1,491,466	--	80,132	(21,225)	--
Fidelity Emerging Markets Fund	5,855,111	55,906	6,001,938	--	1,539,412	(1,448,491)	--
Fidelity Energy Portfolio	3,352,628	963,161	4,378,928	--	652,355	(589,216)	--
Fidelity Equity-Income Fund	5,038,472	1,240,981	955,511	163,315	(16,791)	23,002	5,330,153
Fidelity Europe Fund	2,594,533	69,437	626,118	--	31,103	(76,178)	1,992,777
Fidelity Extended Market Index Fund Premium Class	22,360	21	23,957	21	9,164	(7,588)	--
Fidelity Financial Services Portfolio	6,667,195	2,546,105	8,896,507	210,192	2,337,899	(2,654,692)	--
Fidelity Floating Rate High Income Fund	7,814,907	558,692	589,418	249,672	(422)	24,352	7,808,111
Fidelity Focused High Income Fund	272	5	268	6	(2)	(7)	--
Fidelity Global Commodity Stock Fund	6,485,492	489,787	3,427,783	--	196,907	69,896	3,814,299
Fidelity Health Care Portfolio	7,117,118	2,790,576	10,169,261	343,576	1,260,422	(998,855)	--
Fidelity Industrial Equipment Portfolio	1,351,273	177,012	4,234	170,990	(13)	(275,682)	--
Fidelity Industrials Portfolio	2,606,708	1,902,951	5,570,757	227,698	(115,134)	(72,124)	--
Fidelity Inflation-Protected Bond Index Fund Institutional Class	29,469,230	5,205,673	2,399,416	69,200	(15,493)	(287,454)	31,972,540
Fidelity Insurance Portfolio	693,241	94,723	685,566	81,238	288,263	(390,661)	--
Fidelity International Capital Appreciation Fund	1,565,433	41,003	373,919	117	59,171	(61,906)	1,229,782
Fidelity International Discovery Fund	5,646,974	137,946	1,335,099	--	(31,208)	(82,173)	4,336,440
Fidelity International Enhanced Index Fund	5,228,217	124,670	1,305,031	--	(9,927)	(63,528)	3,974,401
Fidelity International Small Cap Fund	3,013,116	79,473	1,344,810	--	264,596	(322,041)	1,690,334
Fidelity International Small Cap Opportunities Fund	2,794,621	72,527	732,013	--	166,441	(167,589)	2,133,987
Fidelity International Value Fund	3,699,827	93,726	963,539	--	(4,738)	(61,357)	2,763,919
Fidelity Investments Money Market Government Portfolio Institutional Class 1.99%	77,831,034	23,216,525	33,887,163	865,227	--	--	67,160,396
Fidelity Investments Money Market Prime Reserves Portfolio – Institutional Class 2.16%	138,479,547	16,961,227	24,659,581	1,853,415	116	184	130,781,493
Fidelity Japan Smaller Companies Fund	3,758,756	663,637	1,148,311	--	15,318	(116,547)	3,172,853
Fidelity Leisure Portfolio	399,725	28,793	404,940	21,369	(3,840)	(19,738)	--
Fidelity Long-Term Treasury Bond Index Fund Institutional Class	14,139,803	8,738,780	1,330,409	373,627	(14,332)	(1,214,728)	20,319,114
Fidelity Low-Priced Stock Fund	5,084,008	1,320,191	1,055,333	342,703	6,048	(200,625)	5,154,289
Fidelity Materials Portfolio	1,864,826	648,623	2,316,677	111,831	(173,136)	(23,636)	--
Fidelity Medical Equipment and Systems Portfolio	617,066	39,579	673,391	26,860	133,334	(116,588)	--
Fidelity Mega Cap Stock Fund	7,599,940	2,243,803	1,535,790	775,550	(14,028)	(169,210)	8,124,715
Fidelity Multimedia Portfolio	473,209	34,497	460,099	25,707	(25,833)	(21,774)	--
Fidelity Natural Gas Portfolio	3,887	19	4,097	19	(561)	752	--
Fidelity New Markets Income Fund	3,984,659	283,296	294,710	128,780	(6,491)	(324,246)	3,642,508
Fidelity Overseas Fund	17,819,753	1,677,783	13,431,135	--	2,524,244	(2,575,514)	6,015,131
Fidelity Pacific Basin Fund	1,385,939	36,263	366,006	--	62,266	(128,803)	989,659
Fidelity Real Estate Investment Portfolio	2,065,589	875,090	2,034,797	23,483	(60,668)	(31,588)	813,626
Fidelity Stock Selector All Cap Fund	--	101,285,990	7,480,042	--	97,865	7,528,161	101,431,974
Fidelity Technology Portfolio	15,749,249	5,889,137	20,947,968	1,964,669	3,880,826	(4,571,244)	--
Fidelity Telecommunications Portfolio	973,395	439,981	1,340,290	19,404	(65,973)	(7,113)	--
Fidelity Transportation Portfolio	402,893	26,023	391,490	18,598	44,804	(82,230)	--
Fidelity U.S. Bond Index Fund Institutional Premium Class	341,502,115	51,707,451	44,424,134	6,858,518	(793,411)	(11,680,701)	336,311,320
Fidelity Utilities Portfolio	1,634,310	544,130	2,199,932	10,067	144,837	(123,345)	--
Fidelity Value Discovery Fund	2,587,016	629,524	578,311	40,580	(3,247)	15,922	2,650,904
	$772,964,415	$240,910,515	$240,530,158	$15,720,968	$18,751,545	$(27,778,104)	$764,318,213

 (a) Includes the value of shares purchased or redeemed through in-kind transactions.

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$166,322,731	$166,322,731	$--	$--
Fixed-Income Funds	400,053,593	400,053,593	--	--
Money Market Funds	198,273,369	198,273,369	--	--
Other Short-Term Investments and Net Other Assets	618,554	--	618,554	--
Total Investments in Securities:	$765,268,247	$764,649,693	$618,554	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(237,760)	$(237,760)	$--	$--
Total Liabilities	$(237,760)	$(237,760)	$--	$--
Total Derivative Instruments:	$(237,760)	$(237,760)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

FundsManager 50% Portfolio

September 30, 2018

VF50-QTLY-1118
1.837320.112

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 53.6%
	Shares	Value
Fidelity Contrafund (a)	7,184,742	$101,233,013
Fidelity Diversified International Fund (a)	2,502,649	98,879,658
Fidelity Emerging Asia Fund (a)	126,810	5,192,856
Fidelity Emerging Markets Discovery Fund (a)	685,711	9,085,667
Fidelity Emerging Markets Fund (a)	459,969	13,578,274
Fidelity Equity-Income Fund (a)	1,634,647	98,879,768
Fidelity Europe Fund (a)	904,234	37,417,201
Fidelity Global Commodity Stock Fund (a)	4,627,248	63,300,748
Fidelity International Capital Appreciation Fund (a)	1,104,343	23,135,976
Fidelity International Discovery Fund (a)	1,826,916	81,133,346
Fidelity International Enhanced Index Fund (a)	7,593,738	75,633,635
Fidelity International Small Cap Fund (a)	1,210,350	34,785,456
Fidelity International Small Cap Opportunities Fund (a)	1,988,816	38,145,484
Fidelity International Value Fund (a)	5,993,104	53,038,971
Fidelity Japan Smaller Companies Fund (a)	4,200,758	76,789,861
Fidelity Large Cap Value Enhanced Index Fund (a)	1,341,735	18,542,772
Fidelity Low-Priced Stock Fund (a)	1,812,266	95,143,967
Fidelity Mega Cap Stock Fund (a)	8,795,093	149,516,586
Fidelity Overseas Fund (a)	5,235,014	265,729,333
Fidelity Pacific Basin Fund (a)	575,920	19,120,550
Fidelity Real Estate Investment Portfolio (a)	365,352	15,260,757
Fidelity Stock Selector All Cap Fund (a)	39,069,511	1,901,122,429
Fidelity Value Discovery Fund (a)	1,663,269	48,417,764
iShares S&P 500 Index ETF	253,448	74,191,833
TOTAL EQUITY FUNDS
(Cost $3,074,755,201)		3,397,275,905

Fixed-Income Funds - 41.5%
Fidelity Floating Rate High Income Fund (a)	6,545,587	63,164,915
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class (a)	25,796,856	251,003,412
Fidelity Long-Term Treasury Bond Index Fund Institutional Class (a)	12,200,823	149,338,079
Fidelity New Markets Income Fund (a)	1,958,576	29,143,607
Fidelity U.S. Bond Index Fund Institutional Premium Class (a)	191,489,211	2,138,934,493
TOTAL FIXED-INCOME FUNDS
(Cost $2,700,910,499)		2,631,584,506

Money Market Funds - 4.8%
Fidelity Cash Central Fund, 2.11% (b)	3,676,473	3,677,208
Fidelity Investments Money Market Government Portfolio Institutional Class 1.99% (a)(c)	65,897,930	65,897,930
Fidelity Investments Money Market Prime Reserves Portfolio - Institutional Class 2.16% (a)(c)	236,764,021	236,811,373
TOTAL MONEY MARKET FUNDS
(Cost $306,386,457)		306,386,511
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.97% to 2.14% 11/1/18 to 12/20/18 (d)
(Cost $8,598,426)	8,620,000	8,597,809
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $6,090,650,583)		6,343,844,731
NET OTHER ASSETS (LIABILITIES) - 0.0%		851,709
NET ASSETS - 100%		$6,344,696,440

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1,627	Dec. 2018	$160,706,925	$(2,865,830)	$(2,865,829)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	431	Dec. 2018	22,621,035	(392,258)	(392,258)
TOTAL FUTURES CONTRACTS					$(3,258,087)

The notional amount of futures sold as a percentage of Net Assets is 2.9%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,597,809.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$60,407
Total	$60,407

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$--	$189,203,265	$190,770,242	$1,566,977	$--	$--	0.0%
Fidelity Consumer Staples Central Fund	--	104,325,190	105,207,984	882,794	--	--	0.0%
Fidelity Energy Central Fund	--	89,827,001	90,756,150	929,149	--	--	0.0%
Fidelity Financials Central Fund	--	274,408,628	275,799,301	1,390,673	--	--	0.0%
Fidelity Health Care Central Fund	--	239,542,218	240,333,599	791,381	--	--	0.0%
Fidelity Industrials Central Fund	--	181,252,381	183,072,913	1,820,532	--	--	0.0%
Fidelity Information Technology Central Fund	--	444,657,410	446,274,025	1,616,615	--	--	0.0%
Fidelity Materials Central Fund	--	54,198,352	54,755,890	557,538	--	--	0.0%
Fidelity Telecom Services Central Fund	--	25,256,683	25,625,022	368,339	--	--	0.0%
Fidelity Utilities Central Fund	--	43,898,700	44,453,359	554,659	--	--	0.0%
	$--	$1,646,569,828	$1,657,048,485	$10,478,657	$--	$--

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Air Transportation Portfolio	$14,747,470	$751,251	$13,969,681	$750,313	$55,704	$(1,584,744)	$--
Fidelity Banking Portfolio	34,638,556	2,514,773	34,599,047	2,512,353	15,286,931	(17,841,213)	--
Fidelity Biotechnology Portfolio	19,549,696	764,331	20,219,680	762,909	3,525,188	(3,619,535)	--
Fidelity Brokerage and Investment Management Portfolio	7,804,487	366,055	7,843,927	365,540	855,351	(1,181,966)	--
Fidelity Chemicals Portfolio	7,337,432	414,799	6,959,082	414,329	3,131,282	(3,924,431)	--
Fidelity Commodity Strategy Fund	66,593,972	7,540,626	73,164,179	--	924,600	(1,895,019)	--
Fidelity Construction and Housing Portfolio	11,092,599	492,810	10,251,085	492,129	3,790,902	(5,125,226)	--
Fidelity Consumer Discretionary Portfolio	153,712,647	6,143,735	161,668,800	2,533,150	44,083,902	(42,271,484)	--
Fidelity Consumer Staples Portfolio	112,465,179	7,651,857	107,231,720	6,444,623	4,271,866	(17,157,182)	--
Fidelity Contrafund	81,685,393	16,566,911	10,458,338	1,378,295	247,631	13,191,416	101,233,013
Fidelity Defense and Aerospace Portfolio	50,734,762	1,525,354	54,572,294	1,521,965	16,156,114	(13,843,936)	--
Fidelity Diversified International Fund	119,653,990	86,056	19,581,488	--	1,765,643	(3,044,543)	98,879,658
Fidelity Emerging Asia Fund	10,085,110	1,669	4,437,124	--	1,492,763	(1,949,562)	5,192,856
Fidelity Emerging Markets Discovery Fund	18,037,291	2,974	7,816,815	--	416,557	(1,554,340)	9,085,667
Fidelity Emerging Markets Fund	74,534,500	611,715	61,116,976	--	4,552,192	(5,003,157)	13,578,274
Fidelity Energy Portfolio	90,149,858	1,605,856	92,162,070	--	8,103,954	(7,697,598)	--
Fidelity Equity-Income Fund	94,272,283	12,964,050	8,257,822	3,275,948	(89,855)	(8,888)	98,879,768
Fidelity Europe Fund	45,709,460	33,073	7,451,229	--	986,105	(1,860,208)	37,417,201
Fidelity Financial Services Portfolio	179,831,845	8,169,736	181,813,452	4,257,473	52,131,482	(58,319,611)	--
Fidelity Floating Rate High Income Fund	66,515,556	2,123,153	5,674,799	2,063,792	43,919	157,086	63,164,915
Fidelity Global Commodity Stock Fund	68,904,073	3,347,598	11,653,153	--	580,963	2,121,267	63,300,748
Fidelity Health Care Portfolio	190,274,554	11,183,736	208,074,825	6,970,311	44,110,297	(37,493,762)	--
Fidelity Industrial Equipment Portfolio	36,202,251	4,548,434	213,665	4,546,758	7,106	(7,917,047)	--
Fidelity Industrials Portfolio	69,739,946	7,135,281	106,836,133	4,328,229	19,789,434	(22,455,607)	--
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class	230,269,258	44,694,303	21,698,248	561,664	(312,225)	(1,949,676)	251,003,412
Fidelity Insurance Portfolio	18,878,213	2,163,836	18,318,298	2,162,550	6,184,139	(8,907,890)	--
Fidelity International Capital Appreciation Fund	27,646,304	22,072	4,452,740	2,220	810,885	(890,545)	23,135,976
Fidelity International Discovery Fund	99,518,789	71,021	16,202,747	--	(80,667)	(2,173,050)	81,133,346
Fidelity International Enhanced Index Fund	92,140,913	66,786	15,177,355	--	(133,946)	(1,262,763)	75,633,635
Fidelity International Small Cap Fund	53,335,370	37,338	17,286,629	--	3,412,188	(4,712,811)	34,785,456
Fidelity International Small Cap Opportunities Fund	49,520,645	34,306	11,382,874	--	2,888,615	(2,915,208)	38,145,484
Fidelity International Value Fund	65,028,668	46,936	10,724,616	--	(101,533)	(1,210,484)	53,038,971
Fidelity Investments Money Market Government Portfolio Institutional Class 1.99%	153,462,044	200,513,727	288,077,841	1,639,540	--	--	65,897,930
Fidelity Investments Money Market Prime Reserves Portfolio – Institutional Class 2.16%	273,777,011	85,555,140	122,521,685	3,436,247	853	54	236,811,373
Fidelity Japan Smaller Companies Fund	61,436,651	19,448,337	1,021,899	--	23,083	(3,096,311)	76,789,861
Fidelity Large Cap Value Enhanced Index Fund	--	18,100,000	--	--	--	442,772	18,542,772
Fidelity Leisure Portfolio	10,502,583	550,622	10,450,420	549,958	(174,800)	(427,985)	--
Fidelity Long-Term Treasury Bond Index Fund Institutional Class	120,234,118	50,390,995	11,317,731	2,823,124	(462,037)	(9,507,266)	149,338,079
Fidelity Low-Priced Stock Fund	95,296,782	12,246,850	9,058,801	6,357,769	75,177	(3,416,041)	95,143,967
Fidelity Materials Portfolio	50,059,868	3,238,276	48,786,422	2,334,900	(4,621,715)	109,993	--
Fidelity Medical Equipment and Systems Portfolio	16,529,722	704,819	17,694,832	703,670	4,075,657	(3,615,366)	--
Fidelity Mega Cap Stock Fund	141,648,822	23,999,733	13,100,251	14,365,435	47,472	(3,079,190)	149,516,586
Fidelity Multimedia Portfolio	12,580,033	670,194	12,017,202	669,392	(646,345)	(586,680)	--
Fidelity New Markets Income Fund	33,617,791	1,085,174	2,837,430	1,055,423	(190,257)	(2,531,671)	29,143,607
Fidelity Overseas Fund	414,602,655	278,138	148,987,472	--	13,890,083	(14,054,071)	265,729,333
Fidelity Pacific Basin Fund	24,346,923	17,443	3,915,740	--	(73,909)	(1,254,167)	19,120,550
Fidelity Real Estate Investment Portfolio	55,213,638	3,958,856	40,756,159	447,278	(4,365,341)	1,209,763	15,260,757
Fidelity Stock Selector All Cap Fund	--	1,876,094,181	118,975,373	--	2,208,219	141,795,402	1,901,122,429
Fidelity Technology Portfolio	421,603,033	48,039,447	456,610,906	42,509,738	115,669,419	(128,700,993)	--
Fidelity Telecommunications Portfolio	26,241,468	1,374,406	25,991,496	372,619	(1,854,857)	230,479	--
Fidelity Transportation Portfolio	11,140,085	504,449	10,629,017	503,768	762,213	(1,777,730)	--
Fidelity U.S. Bond Index Fund Institutional Premium Class	2,245,883,377	387,742,800	412,783,047	44,471,641	(13,832,671)	(68,075,966)	2,138,934,493
Fidelity Utilities Portfolio	43,697,149	1,407,877	45,155,455	204,758	1,814,139	(1,763,710)	--
Fidelity Value Discovery Fund	47,348,530	4,889,861	4,148,313	745,907	20,488	307,198	48,417,764
	$6,519,833,353	$2,884,493,756	$3,136,108,383	$168,535,718	$351,252,358	$(362,093,203)	$6,257,377,881

 (a) Includes the value of shares purchased or redeemed through in-kind transactions.

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$3,397,275,905	$3,397,275,905	$--	$--
Fixed-Income Funds	2,631,584,506	2,631,584,506	--	--
Money Market Funds	306,386,511	306,386,511	--	--
Other Short-Term Investments and Net Other Assets	8,597,809	--	8,597,809	--
Total Investments in Securities:	$6,343,844,731	$6,335,246,922	$8,597,809	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(3,258,087)	$(3,258,087)	$--	$--
Total Liabilities	$(3,258,087)	$(3,258,087)	$--	$--
Total Derivative Instruments:	$(3,258,087)	$(3,258,087)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.} The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

FundsManager 70% Portfolio

September 30, 2018

VF70-QTLY-1118
1.837321.112

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 73.3%
	Shares	Value
Fidelity Contrafund (a)	2,387,538	$33,640,409
Fidelity Diversified International Fund (a)	824,789	32,587,428
Fidelity Emerging Asia Fund (a)	43,418	1,777,961
Fidelity Emerging Markets Discovery Fund (a)	237,059	3,141,029
Fidelity Emerging Markets Fund (a)	275,566	8,134,698
Fidelity Equity-Income Fund (a)	543,592	32,881,899
Fidelity Europe Fund (a)	299,147	12,378,702
Fidelity Global Commodity Stock Fund (a)	1,136,634	15,549,151
Fidelity International Capital Appreciation Fund (a)	360,407	7,550,517
Fidelity International Discovery Fund (a)	601,479	26,711,667
Fidelity International Enhanced Index Fund (a)	2,507,249	24,972,196
Fidelity International Small Cap Fund (a)	398,176	11,443,582
Fidelity International Small Cap Opportunities Fund (a)	622,427	11,938,149
Fidelity International Value Fund (a)	1,991,488	17,624,667
Fidelity Japan Smaller Companies Fund (a)	1,351,317	24,702,079
Fidelity Large Cap Value Enhanced Index Fund (a)	958,910	13,252,137
Fidelity Low-Priced Stock Fund (a)	604,309	31,726,231
Fidelity Mega Cap Stock Fund (a)	2,925,933	49,740,864
Fidelity Overseas Fund (a)	2,042,255	103,664,857
Fidelity Pacific Basin Fund (a)	189,635	6,295,892
Fidelity Real Estate Investment Portfolio (a)	121,510	5,075,476
Fidelity Stock Selector All Cap Fund (a)	13,058,793	635,440,856
Fidelity Value Discovery Fund (a)	555,906	16,182,417
iShares S&P 500 Index ETF	73,777	21,596,741
TOTAL EQUITY FUNDS
(Cost $1,049,316,377)		1,148,009,605

Fixed-Income Funds - 25.0%
Fidelity Floating Rate High Income Fund (a)	1,584,189	15,287,419
Fidelity Inflation-Protected Bond Index Fund Institutional Class (a)	5,398,581	52,528,192
Fidelity Long-Term Treasury Bond Index Fund Institutional Class (a)	2,496,868	30,561,666
Fidelity New Markets Income Fund (a)	478,022	7,112,969
Fidelity U.S. Bond Index Fund Institutional Premium Class (a)	25,518,719	285,044,093
TOTAL FIXED-INCOME FUNDS
(Cost $394,191,413)		390,534,339

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 2.11% (b)	745,444	745,593
Fidelity Institutional Money Market Funds Prime Reserves Portfolio Class I (a)	19,304,849	19,308,710
Fidelity Investments Money Market Government Portfolio Institutional Class 1.99% (a)(c)	4,518,898	4,518,898
TOTAL MONEY MARKET FUNDS
(Cost $24,573,210)		24,573,201
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.97% to 2.14% 11/1/18 to 12/20/18 (d)
(Cost $1,934,964)	1,940,000	1,934,834
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,470,015,964)		1,565,051,979
NET OTHER ASSETS (LIABILITIES) - 0.0%		173,239
NET ASSETS - 100%		$1,565,225,218

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	324	Dec. 2018	$32,003,100	$(570,703)	$(570,703)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	161	Dec. 2018	8,450,085	(146,277)	(146,277)
TOTAL FUTURES CONTRACTS					$(716,980)

The notional amount of futures sold as a percentage of Net Assets is 2.6%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,934,834.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$17,283
Total	$17,283

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$--	$60,733,440	$61,236,433	$502,993	$--	$--	0.0%
Fidelity Consumer Staples Central Fund	--	33,629,099	33,913,667	284,568	--	--	0.0%
Fidelity Energy Central Fund	--	29,013,937	29,314,050	300,113	--	--	0.0%
Fidelity Financials Central Fund	--	88,396,207	88,844,189	447,982	--	--	0.0%
Fidelity Health Care Central Fund	--	77,015,902	77,270,341	254,439	--	--	0.0%
Fidelity Industrials Central Fund	--	58,579,667	59,168,052	588,385	--	--	0.0%
Fidelity Information Technology Central Fund	--	143,385,996	143,907,296	521,300	--	--	0.0%
Fidelity Materials Central Fund	--	17,529,562	17,709,889	180,327	--	--	0.0%
Fidelity Telecom Services Central Fund	--	7,877,583	7,992,468	114,885	--	--	0.0%
Fidelity Utilities Central Fund	--	13,940,381	14,116,517	176,136	--	--	0.0%
	$--	$530,101,774	$533,472,902	$3,371,128	$--	$--

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Air Transportation Portfolio	$4,740,075	$320,483	$4,557,137	$247,945	$2,831	$(506,252)	$--
Fidelity Banking Portfolio	11,006,567	1,013,712	11,171,210	821,767	6,018,484	(6,867,553)	--
Fidelity Biotechnology Portfolio	6,354,617	370,364	6,679,877	255,422	1,085,477	(1,130,581)	--
Fidelity Brokerage and Investment Management Portfolio	2,563,433	163,789	2,614,429	123,449	273,735	(386,528)	--
Fidelity Chemicals Portfolio	2,515,918	184,994	2,421,986	146,153	1,494,848	(1,773,774)	--
Fidelity Commodity Strategy Fund	14,661,971	2,319,760	16,690,430	--	92,216	(383,517)	--
Fidelity Construction and Housing Portfolio	3,508,428	214,897	3,292,924	160,007	1,650,519	(2,080,920)	--
Fidelity Consumer Discretionary Portfolio	48,924,798	1,660,084	51,133,483	807,936	15,321,814	(14,773,213)	--
Fidelity Consumer Staples Portfolio	35,726,421	2,654,657	34,238,293	2,077,417	6,857,616	(11,000,401)	--
Fidelity Contrafund	25,982,868	5,054,795	1,696,949	430,627	9,997	4,289,698	33,640,409
Fidelity Defense and Aerospace Portfolio	16,230,339	770,448	17,727,788	500,221	4,221,605	(3,494,604)	--
Fidelity Diversified International Fund	34,964,806	1,504,961	3,474,225	--	(94,672)	(313,442)	32,587,428
Fidelity Emerging Asia Fund	2,927,113	61,483	1,046,844	--	261,707	(425,498)	1,777,961
Fidelity Emerging Markets Discovery Fund	5,247,601	109,181	1,782,991	--	90,468	(523,230)	3,141,029
Fidelity Emerging Markets Fund	21,698,337	746,077	13,639,940	--	592,156	(1,261,932)	8,134,698
Fidelity Energy Portfolio	28,932,517	465,130	29,524,424	--	4,023,593	(3,896,816)	--
Fidelity Equity-Income Fund	28,181,266	5,556,816	896,717	1,032,880	(7,294)	47,828	32,881,899
Fidelity Europe Fund	13,454,199	575,101	1,372,201	--	94,201	(372,598)	12,378,702
Fidelity Financial Services Portfolio	57,607,418	2,353,187	57,933,761	1,369,089	16,931,172	(18,958,016)	--
Fidelity Floating Rate High Income Fund	14,510,876	1,184,087	453,896	472,905	(96)	46,448	15,287,419
Fidelity Global Commodity Stock Fund	15,082,990	1,676,115	1,841,062	--	68,598	562,510	15,549,151
Fidelity Health Care Portfolio	60,650,947	3,299,865	65,998,126	2,227,086	12,399,977	(10,352,663)	--
Fidelity Industrial Equipment Portfolio	11,598,859	1,505,639	64,968	1,460,154	2,792	(1,562,177)	--
Fidelity Industrials Portfolio	22,278,587	1,919,559	33,828,201	1,379,612	9,648,352	(11,498,442)	--
Fidelity Inflation-Protected Bond Index Fund Institutional Class	50,113,381	13,518,673	10,628,032	121,847	(142,585)	(333,245)	52,528,192
Fidelity Institutional Money Market Funds Prime Reserves Portfolio Class I	8,522,203	19,430,311	8,643,778	232,593	(17)	(9)	19,308,710
Fidelity Insurance Portfolio	6,086,712	819,706	6,001,998	717,946	2,473,516	(3,377,936)	--
Fidelity International Capital Appreciation Fund	8,063,346	340,802	820,313	719	4,771	(38,089)	7,550,517
Fidelity International Discovery Fund	29,098,951	1,245,631	2,906,063	--	(57,789)	(669,063)	26,711,667
Fidelity International Enhanced Index Fund	26,910,815	1,163,392	2,652,583	--	(19,022)	(430,406)	24,972,196
Fidelity International Small Cap Fund	15,637,038	656,307	4,424,786	--	671,839	(1,096,816)	11,443,582
Fidelity International Small Cap Opportunities Fund	14,448,234	603,548	3,090,355	--	371,351	(394,629)	11,938,149
Fidelity International Value Fund	19,144,694	819,753	1,930,850	--	(7,508)	(401,422)	17,624,667
Fidelity Investments Money Market Government Portfolio Institutional Class 1.99%	5,017,733	37,353,568	37,852,403	132,338	--	--	4,518,898
Fidelity Japan Smaller Companies Fund	17,538,787	8,378,977	184,755	--	842	(1,031,772)	24,702,079
Fidelity Large Cap Value Enhanced Index Fund	--	12,935,697	--	--	--	316,440	13,252,137
Fidelity Leisure Portfolio	3,443,734	237,603	3,477,157	185,234	(74,262)	(129,918)	--
Fidelity Long-Term Treasury Bond Index Fund Institutional Class	26,182,740	7,334,596	799,088	584,082	(10,441)	(2,146,141)	30,561,666
Fidelity Low-Priced Stock Fund	28,413,564	5,326,749	897,128	2,102,402	(569)	(1,116,385)	31,726,231
Fidelity Materials Portfolio	15,916,471	1,014,928	15,479,553	745,425	(1,459,942)	8,096	--
Fidelity Medical Equipment and Systems Portfolio	5,299,173	322,914	5,765,441	232,150	1,271,429	(1,128,075)	--
Fidelity Mega Cap Stock Fund	42,150,387	10,324,784	1,743,975	4,691,239	(7,550)	(982,782)	49,740,864
Fidelity Multimedia Portfolio	4,055,925	286,723	3,932,748	221,748	(237,375)	(172,525)	--
Fidelity New Markets Income Fund	7,358,800	598,165	226,964	242,548	(3,365)	(613,667)	7,112,969
Fidelity Overseas Fund	128,232,790	5,303,820	29,887,842	--	4,367,510	(4,351,421)	103,664,857
Fidelity Pacific Basin Fund	7,115,823	302,002	695,396	--	(1,940)	(424,597)	6,295,892
Fidelity Real Estate Investment Portfolio	17,600,677	1,063,640	12,561,119	145,048	(1,366,070)	338,348	5,075,476
Fidelity Stock Selector All Cap Fund	--	598,752,412	9,900,394	--	(27,579)	46,616,417	635,440,856
Fidelity Technology Portfolio	134,135,816	16,079,137	145,777,505	13,707,859	36,287,258	(40,724,706)	--
Fidelity Telecommunications Portfolio	8,355,094	261,074	8,105,171	116,220	(624,186)	113,189	--
Fidelity Transportation Portfolio	3,580,542	221,246	3,468,514	166,356	197,734	(531,008)	--
Fidelity U.S. Bond Index Fund Institutional Premium Class	265,768,692	72,754,470	43,640,116	5,545,513	(1,119,308)	(8,719,645)	285,044,093
Fidelity Utilities Portfolio	13,942,184	315,409	14,261,220	65,022	235,144	(231,517)	--
Fidelity Value Discovery Fund	14,148,254	2,358,377	448,228	247,096	(414)	124,428	16,182,417
	$1,415,633,511	$855,809,598	$744,285,337	$43,716,055	$121,761,568	$(108,144,529)	$1,540,774,811

 (a) Includes the value of shares purchased or redeemed through in-kind transactions.

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$1,148,009,605	$1,148,009,605	$--	$--
Fixed-Income Funds	390,534,339	390,534,339	--	--
Money Market Funds	24,573,201	24,573,201	--	--
Other Short-Term Investments and Net Other Assets	1,934,834	--	1,934,834	--
Total Investments in Securities:	$1,565,051,979	$1,563,117,145	$1,934,834	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(716,980)	$(716,980)	$--	$--
Total Liabilities	$(716,980)	$(716,980)	$--	$--
Total Derivative Instruments:	$(716,980)	$(716,980)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.} The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

FundsManager 60% Portfolio

September 30, 2018

VIPFM-60-QTLY-1118
1.856868.111

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 63.5%
	Shares	Value
Fidelity Contrafund (a)	8,049,442	$113,416,643
Fidelity Diversified International Fund (a)	2,837,997	112,129,274
Fidelity Emerging Asia Fund (a)	123,254	5,047,249
Fidelity Emerging Markets Discovery Fund (a)	664,424	8,803,618
Fidelity Emerging Markets Fund (a)	774,535	22,864,276
Fidelity Equity-Income Fund (a)	1,831,513	110,788,220
Fidelity Europe Fund (a)	1,026,731	42,486,127
Fidelity Global Commodity Stock Fund (a)	4,398,060	60,165,455
Fidelity International Capital Appreciation Fund (a)	1,250,384	26,195,535
Fidelity International Discovery Fund (a)	2,070,707	91,960,079
Fidelity International Enhanced Index Fund (a)	8,639,584	86,050,252
Fidelity International Small Cap Fund (a)	1,381,028	39,690,750
Fidelity International Small Cap Opportunities Fund (a)	2,203,208	42,257,531
Fidelity International Value Fund (a)	6,802,611	60,203,108
Fidelity Japan Smaller Companies Fund (a)	4,802,899	87,796,992
Fidelity Large Cap Value Enhanced Index Fund (a)	2,317,057	32,021,729
Fidelity Low-Priced Stock Fund (a)	2,030,839	106,619,062
Fidelity Mega Cap Stock Fund (a)	9,855,846	167,549,382
Fidelity Overseas Fund (a)	6,186,409	314,022,105
Fidelity Pacific Basin Fund (a)	656,121	21,783,232
Fidelity Real Estate Investment Portfolio (a)	409,978	17,124,788
Fidelity Stock Selector All Cap Fund (a)	44,023,468	2,142,181,939
Fidelity Value Discovery Fund (a)	1,862,563	54,219,209
iShares S&P 500 Index ETF	240,478	70,395,125
TOTAL EQUITY FUNDS
(Cost $3,459,418,194)		3,835,771,680

Fixed-Income Funds - 34.8%
Fidelity Floating Rate High Income Fund (a)	6,169,993	59,540,432
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class (a)	21,767,551	211,798,267
Fidelity Long-Term Treasury Bond Index Fund Institutional Class (a)	10,359,933	126,805,575
Fidelity New Markets Income Fund (a)	1,849,608	27,522,166
Fidelity U.S. Bond Index Fund Institutional Premium Class (a)	150,075,297	1,676,341,064
TOTAL FIXED-INCOME FUNDS
(Cost $2,128,594,370)		2,102,007,504

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 2.11% (b)	2,486,707	2,487,205
Fidelity Investments Money Market Government Portfolio Institutional Class 1.99% (a)(c)	23,779,469	23,779,469
Fidelity Investments Money Market Prime Reserves Portfolio - Institutional Class 2.16% (a)(c)	65,833,800	65,846,967
TOTAL MONEY MARKET FUNDS
(Cost $92,113,609)		92,113,641
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.97% to 2.14% 11/1/18 to 12/20/18 (d)
(Cost $8,059,314)	8,080,000	8,058,754
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $5,688,185,487)		6,037,951,579
NET OTHER ASSETS (LIABILITIES) - 0.0%		706,231
NET ASSETS - 100%		$6,038,657,810

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1,465	Dec. 2018	$144,705,375	$(2,580,518)	$(2,580,518)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	503	Dec. 2018	26,399,955	(457,586)	(457,586)
TOTAL FUTURES CONTRACTS					$(3,038,104)

The notional amount of futures sold as a percentage of Net Assets is 2.8%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,058,754.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$43,231
Total	$43,231

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$--	$218,396,936	$220,205,695	$1,808,759	$--	$--	0.0%
Fidelity Consumer Staples Central Fund	--	120,259,490	121,277,119	1,017,629	--	--	0.0%
Fidelity Energy Central Fund	--	103,608,782	104,680,486	1,071,704	--	--	0.0%
Fidelity Financials Central Fund	--	316,169,389	317,771,701	1,602,312	--	--	0.0%
Fidelity Health Care Central Fund	--	276,430,194	277,343,443	913,249	--	--	0.0%
Fidelity Industrials Central Fund	--	209,101,483	211,201,736	2,100,253	--	--	0.0%
Fidelity Information Technology Central Fund	--	512,782,056	514,646,348	1,864,292	--	--	0.0%
Fidelity Materials Central Fund	--	62,547,233	63,190,656	643,423	--	--	0.0%
Fidelity Telecom Services Central Fund	--	29,243,667	29,670,151	426,484	--	--	0.0%
Fidelity Utilities Central Fund	--	50,874,242	51,517,036	642,794	--	--	0.0%
	$--	$1,899,413,472	$1,911,504,371	$12,090,899	$--	$--

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Air Transportation Portfolio	$17,065,030	$907,927	$16,208,639	$865,807	$129,248	$(1,893,566)	$--
Fidelity Banking Portfolio	38,833,828	2,914,917	38,903,834	2,804,494	22,211,439	(25,056,350)	--
Fidelity Biotechnology Portfolio	22,793,392	952,490	23,640,886	885,894	3,856,816	(3,961,812)	--
Fidelity Brokerage and Investment Management Portfolio	8,995,032	443,667	9,064,764	419,760	989,828	(1,363,763)	--
Fidelity Chemicals Portfolio	8,507,109	500,663	8,092,132	478,467	5,176,143	(6,091,783)	--
Fidelity Commodity Strategy Fund	62,581,079	7,918,036	69,495,117	--	855,176	(1,859,174)	--
Fidelity Construction and Housing Portfolio	12,720,366	593,806	11,788,485	562,500	6,347,812	(7,873,499)	--
Fidelity Consumer Discretionary Portfolio	177,742,463	8,006,935	187,852,468	2,925,963	82,414,033	(80,310,963)	--
Fidelity Consumer Staples Portfolio	130,079,825	9,158,902	124,377,264	7,428,955	34,733,218	(49,594,681)	--
Fidelity Contrafund	94,504,663	15,955,039	12,183,679	1,558,124	265,675	14,874,945	113,416,643
Fidelity Defense and Aerospace Portfolio	58,700,862	1,910,453	63,286,706	1,755,066	18,041,054	(15,365,663)	--
Fidelity Diversified International Fund	133,146,732	763,477	20,336,132	--	(394,363)	(1,050,440)	112,129,274
Fidelity Emerging Asia Fund	9,493,333	28,472	4,025,000	--	1,434,526	(1,884,082)	5,047,249
Fidelity Emerging Markets Discovery Fund	16,855,779	49,780	6,968,291	--	363,411	(1,497,061)	8,803,618
Fidelity Emerging Markets Fund	70,162,222	807,598	46,470,380	--	2,124,791	(3,759,955)	22,864,276
Fidelity Energy Portfolio	104,068,551	2,366,633	106,913,543	--	15,925,701	(15,447,342)	--
Fidelity Equity-Income Fund	107,052,709	13,280,859	9,388,353	3,679,271	(77,975)	(79,020)	110,788,220
Fidelity Europe Fund	50,969,904	291,046	7,786,025	--	589,589	(1,578,387)	42,486,127
Fidelity Financial Services Portfolio	208,293,961	10,586,394	211,732,523	4,928,082	101,680,852	(108,828,684)	--
Fidelity Floating Rate High Income Fund	62,457,906	2,349,905	5,456,755	1,935,762	7,993	181,383	59,540,432
Fidelity Global Commodity Stock Fund	64,730,477	4,079,599	11,214,136	--	535,151	2,034,364	60,165,455
Fidelity Health Care Portfolio	219,824,598	14,054,946	241,541,183	8,044,149	106,672,075	(99,010,436)	--
Fidelity Industrial Equipment Portfolio	41,888,749	5,296,521	373,830	5,250,930	11,856	(16,038,159)	--
Fidelity Industrials Portfolio	80,646,819	8,683,142	123,940,410	4,995,148	49,974,989	(46,149,677)	--
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class	216,326,281	44,744,818	47,230,886	513,519	(691,555)	(1,350,391)	211,798,267
Fidelity Insurance Portfolio	21,811,401	2,548,870	21,222,939	2,490,812	9,054,817	(12,192,149)	--
Fidelity International Capital Appreciation Fund	30,788,374	177,315	4,676,089	2,509	695,314	(789,379)	26,195,535
Fidelity International Discovery Fund	110,711,503	632,372	16,829,066	--	(518,536)	(2,036,194)	91,960,079
Fidelity International Enhanced Index Fund	102,707,287	589,240	15,669,510	--	(128,804)	(1,447,961)	86,050,252
Fidelity International Small Cap Fund	59,491,088	331,482	18,641,246	--	3,502,050	(4,992,624)	39,690,750
Fidelity International Small Cap Opportunities Fund	55,147,039	303,951	13,181,195	--	3,345,508	(3,357,772)	42,257,531
Fidelity International Value Fund	72,391,124	416,870	11,126,849	--	(102,114)	(1,375,923)	60,203,108
Fidelity Investments Money Market Government Portfolio Institutional Class 1.99%	43,179,157	167,399,222	186,798,910	539,450	--	--	23,779,469
Fidelity Investments Money Market Prime Reserves Portfolio – Institutional Class 2.16%	77,188,157	76,672,060	88,015,070	1,029,969	1,788	32	65,846,967
Fidelity Japan Smaller Companies Fund	67,756,712	25,026,256	1,415,948	--	29,370	(3,599,398)	87,796,992
Fidelity Large Cap Value Enhanced Index Fund	--	31,257,100	--	--	--	764,629	32,021,729
Fidelity Leisure Portfolio	12,137,474	664,367	12,108,289	633,061	(252,258)	(441,294)	--
Fidelity Long-Term Treasury Bond Index Fund Institutional Class	112,926,633	32,762,288	9,764,565	2,433,283	(409,213)	(8,709,568)	126,805,575
Fidelity Low-Priced Stock Fund	108,316,039	12,414,058	10,391,729	7,109,095	142,161	(3,861,467)	106,619,062
Fidelity Materials Portfolio	57,905,087	3,948,003	56,650,386	2,694,325	(5,378,274)	175,570	--
Fidelity Medical Equipment and Systems Portfolio	18,997,921	858,639	20,387,158	805,705	4,830,574	(4,299,976)	--
Fidelity Mega Cap Stock Fund	161,014,872	25,008,683	15,097,317	16,048,178	87,164	(3,464,020)	167,549,382
Fidelity Multimedia Portfolio	14,598,427	811,615	13,985,502	774,048	(744,280)	(680,260)	--
Fidelity New Markets Income Fund	31,606,024	1,198,429	2,728,437	991,263	(122,980)	(2,430,870)	27,522,166
Fidelity Overseas Fund	467,435,604	2,663,096	155,951,817	--	28,208,440	(28,333,218)	314,022,105
Fidelity Pacific Basin Fund	27,229,545	152,954	4,091,577	--	846,615	(2,354,305)	21,783,232
Fidelity Real Estate Investment Portfolio	63,760,160	4,628,906	47,590,768	503,616	(5,094,787)	1,421,277	17,124,788
Fidelity Stock Selector All Cap Fund	--	2,102,960,712	122,893,544	--	2,211,780	159,902,991	2,142,181,939
Fidelity Technology Portfolio	487,638,801	56,974,007	529,681,468	49,022,529	168,423,083	(183,354,423)	--
Fidelity Telecommunications Portfolio	30,354,838	1,813,398	30,289,088	431,440	(1,925,113)	45,965	--
Fidelity Transportation Portfolio	12,874,248	611,912	12,316,978	580,038	1,386,397	(2,555,579)	--
Fidelity U.S. Bond Index Fund Institutional Premium Class	1,766,660,900	293,899,400	320,115,680	34,894,459	(9,823,896)	(54,279,660)	1,676,341,064
Fidelity Utilities Portfolio	50,613,596	1,979,677	52,656,269	237,294	4,223,760	(4,160,764)	--
Fidelity Value Discovery Fund	54,185,632	4,485,532	4,800,647	833,535	22,028	326,664	54,219,209
	$6,137,869,313	$3,009,836,439	$3,207,349,462	$171,086,500	$655,688,077	$(639,033,872)	$5,957,010,495

 (a) Includes the value of shares purchased or redeemed through in-kind transactions.

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$3,835,771,680	$3,835,771,680	$--	$--
Fixed-Income Funds	2,102,007,504	2,102,007,504	--	--
Money Market Funds	92,113,641	92,113,641	--	--
Other Short-Term Investments and Net Other Assets	8,058,754	--	8,058,754	--
Total Investments in Securities:	$6,037,951,579	$6,029,892,825	$8,058,754	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(3,038,104)	$(3,038,104)	$--	$--
Total Liabilities	$(3,038,104)	$(3,038,104)	$--	$--
Total Derivative Instruments:	$(3,038,104)	$(3,038,104)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

FundsManager 85% Portfolio

September 30, 2018

VF85-QTLY-1118
1.837323.112

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 85.9%
	Shares	Value
Fidelity Contrafund (a)	1,067,981	$15,047,848
Fidelity Diversified International Fund (a)	338,868	13,388,664
Fidelity Emerging Asia Fund (a)	20,976	858,975
Fidelity Emerging Markets Discovery Fund (a)	48,943	648,496
Fidelity Emerging Markets Fund (a)	38,704	1,142,544
Fidelity Equity-Income Fund (a)	242,931	14,694,921
Fidelity Europe Fund (a)	130,880	5,415,805
Fidelity Global Commodity Stock Fund (a)	426,930	5,840,398
Fidelity International Capital Appreciation Fund (a)	148,966	3,120,841
Fidelity International Discovery Fund (a)	245,847	10,918,052
Fidelity International Enhanced Index Fund (a)	1,018,673	10,145,980
Fidelity International Small Cap Fund (a)	162,944	4,683,016
Fidelity International Small Cap Opportunities Fund (a)	252,246	4,838,086
Fidelity International Value Fund (a)	801,772	7,095,685
Fidelity Japan Smaller Companies Fund (a)	586,588	10,722,823
Fidelity Large Cap Value Enhanced Index Fund (a)	674,574	9,322,609
Fidelity Low-Priced Stock Fund (a)	270,381	14,195,010
Fidelity Mega Cap Stock Fund (a)	1,305,606	22,195,295
Fidelity Overseas Fund (a)	817,766	41,509,800
Fidelity Pacific Basin Fund (a)	82,461	2,737,721
Fidelity Real Estate Investment Portfolio (a)	53,614	2,239,474
Fidelity Stock Selector All Cap Fund (a)	5,867,188	285,497,379
Fidelity Value Discovery Fund (a)	247,635	7,208,642
iShares S&P 500 Index ETF	27,645	8,092,521
TOTAL EQUITY FUNDS
(Cost $461,215,557)		501,560,585

Fixed-Income Funds - 13.7%
Fidelity Floating Rate High Income Fund (a)	592,464	5,717,275
Fidelity Inflation-Protected Bond Index Fund Institutional Class (a)	1,771,806	17,239,670
Fidelity Long-Term Treasury Bond Index Fund Institutional Class (a)	926,376	11,338,837
Fidelity U.S. Bond Index Fund Institutional Class (a)	4,064,197	45,397,079
TOTAL FIXED-INCOME FUNDS
(Cost $80,480,162)		79,692,861

Money Market Funds - 0.3%
Fidelity Cash Central Fund, 2.11% (b)	445,165	445,254
Fidelity Investments Money Market Government Portfolio Institutional Class 1.99% (a)(c)	1,483,049	1,483,049
TOTAL MONEY MARKET FUNDS
(Cost $1,928,303)		1,928,303
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.99% to 2.14% 11/1/18 to 12/20/18 (d)
(Cost $398,443)	400,000	398,434
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $544,022,465)		583,580,183
NET OTHER ASSETS (LIABILITIES) - 0.0%		(5,668)
NET ASSETS - 100%		$583,574,515

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	20	Dec. 2018	$2,919,000	$8,642	$8,642
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	42	Dec. 2018	4,148,550	(73,961)	(73,961)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	23	Dec. 2018	1,207,155	(21,261)	(21,261)

TOTAL SOLD					$(95,222)

TOTAL FUTURES CONTRACTS					$(86,580)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

The notional amount of futures sold as a percentage of Net Assets is 0.9%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $398,434.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,705
Total	$14,705

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$--	$27,692,943	$27,922,295	$229,352	$--	$--	0.0%
Fidelity Consumer Staples Central Fund	--	15,299,989	15,429,457	129,468	--	--	0.0%
Fidelity Energy Central Fund	--	13,209,918	13,346,558	136,640	--	--	0.0%
Fidelity Financials Central Fund	--	40,267,335	40,471,405	204,070	--	--	0.0%
Fidelity Health Care Central Fund	--	35,171,979	35,288,177	116,198	--	--	0.0%
Fidelity Industrials Central Fund	--	26,520,581	26,786,958	266,377	--	--	0.0%
Fidelity Information Technology Central Fund	--	65,165,061	65,401,978	236,917	--	--	0.0%
Fidelity Materials Central Fund	--	7,976,736	8,058,793	82,057	--	--	0.0%
Fidelity Telecom Services Central Fund	--	3,705,101	3,759,136	54,035	--	--	0.0%
Fidelity Utilities Central Fund	--	6,416,927	6,498,005	81,078	--	--	0.0%
	$--	$241,426,570	$242,962,762	$1,536,192	$--	$--

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Air Transportation Portfolio	$2,070,849	$173,013	$2,020,421	$110,174	$(471)	$(222,970)	$--
Fidelity Banking Portfolio	4,912,947	540,522	5,063,228	373,452	2,570,062	(2,960,303)	--
Fidelity Biotechnology Portfolio	2,749,582	212,842	2,939,380	112,671	442,671	(465,715)	--
Fidelity Brokerage and Investment Management Portfolio	1,092,950	89,865	1,133,020	53,596	114,835	(164,630)	--
Fidelity Chemicals Portfolio	1,038,722	95,949	1,017,440	61,495	340,854	(458,085)	--
Fidelity Commodity Strategy Fund	5,177,087	1,895,135	6,937,847	--	(6,402)	(127,973)	--
Fidelity Construction and Housing Portfolio	1,541,447	118,051	1,468,365	71,533	(236,270)	45,137	--
Fidelity Consumer Discretionary Portfolio	21,631,752	1,440,713	23,291,655	370,571	7,523,616	(7,304,426)	--
Fidelity Consumer Staples Portfolio	15,802,762	1,552,390	15,488,896	945,147	1,801,483	(3,667,739)	--
Fidelity Contrafund	11,487,804	2,413,832	764,194	189,594	(358)	1,910,764	15,047,848
Fidelity Defense and Aerospace Portfolio	7,146,864	461,846	7,926,425	224,171	1,779,393	(1,461,678)	--
Fidelity Diversified International Fund	14,697,502	1,133,320	2,274,454	--	(66,399)	(101,305)	13,388,664
Fidelity Emerging Asia Fund	1,305,968	57,533	424,324	--	120,535	(200,737)	858,975
Fidelity Emerging Markets Discovery Fund	2,339,352	100,964	1,642,775	--	(23,596)	(125,449)	648,496
Fidelity Emerging Markets Fund	9,654,078	517,917	8,776,575	--	567,771	(820,647)	1,142,544
Fidelity Energy Portfolio	12,678,515	604,551	13,363,233	--	1,706,635	(1,626,468)	--
Fidelity Equity-Income Fund	12,252,712	2,881,333	464,315	456,975	(1,286)	26,477	14,694,921
Fidelity Europe Fund	5,584,434	432,606	481,125	--	18,128	(138,238)	5,415,805
Fidelity Financial Services Portfolio	25,342,798	1,801,790	26,209,229	623,314	5,601,829	(6,537,188)	--
Fidelity Floating Rate High Income Fund	7,552,468	3,332,805	5,194,996	177,848	126,848	(99,850)	5,717,275
Fidelity Focused High Income Fund	3,788	67	3,737	78	138	(256)	--
Fidelity Global Commodity Stock Fund	5,378,234	1,584,078	1,395,863	--	57,693	216,256	5,840,398
Fidelity Health Care Portfolio	26,796,811	2,371,140	30,066,931	1,022,096	7,969,544	(7,070,564)	--
Fidelity Industrial Equipment Portfolio	5,092,739	683,420	15,447	646,483	(769)	(337,637)	--
Fidelity Industrials Portfolio	9,805,105	1,319,064	15,349,169	631,020	4,289,358	(5,486,664)	--
Fidelity Inflation-Protected Bond Index Fund Institutional Class	2,591,763	14,966,715	329,317	23,722	(851)	11,360	17,239,670
Fidelity Insurance Portfolio	2,663,128	407,874	2,668,373	319,963	1,048,913	(1,451,542)	--
Fidelity International Capital Appreciation Fund	3,383,963	257,322	507,582	298	1,814	(14,676)	3,120,841
Fidelity International Discovery Fund	12,176,860	938,605	1,892,818	--	(54,334)	(250,261)	10,918,052
Fidelity International Enhanced Index Fund	11,318,749	875,293	1,866,505	--	(12,450)	(169,107)	10,145,980
Fidelity International Small Cap Fund	6,577,820	494,023	2,206,633	--	79,399	(261,593)	4,683,016
Fidelity International Small Cap Opportunities Fund	6,083,243	452,802	1,689,430	--	137,418	(145,947)	4,838,086
Fidelity International Value Fund	8,010,399	618,269	1,358,923	--	(16,894)	(157,166)	7,095,685
Fidelity Investments Money Market Government Portfolio Institutional Class 1.99%	--	7,803,295	6,320,246	19,999	--	--	1,483,049
Fidelity Japan Smaller Companies Fund	7,341,195	3,900,760	65,376	--	(55)	(453,701)	10,722,823
Fidelity Large Cap Value Enhanced Index Fund	--	9,100,000	--	--	--	222,609	9,322,609
Fidelity Leisure Portfolio	1,481,606	125,730	1,517,973	81,025	(21,170)	(68,193)	--
Fidelity Long-Term Treasury Bond Index Fund Institutional Class	8,820,548	3,593,799	329,630	204,764	(3,453)	(742,427)	11,338,837
Fidelity Low-Priced Stock Fund	12,393,825	2,867,409	564,384	942,980	(2,090)	(499,750)	14,195,010
Fidelity Materials Portfolio	7,040,928	680,469	7,059,976	343,229	(697,971)	36,550	--
Fidelity Medical Equipment and Systems Portfolio	2,335,897	184,781	2,582,821	104,242	585,083	(522,940)	--
Fidelity Mega Cap Stock Fund	18,458,585	5,268,748	1,095,844	2,083,562	(6,427)	(429,767)	22,195,295
Fidelity Multimedia Portfolio	1,774,584	154,277	1,746,010	98,691	(103,320)	(79,531)	--
Fidelity Overseas Fund	54,118,389	4,275,672	16,939,170	--	2,273,755	(2,218,846)	41,509,800
Fidelity Pacific Basin Fund	2,990,711	226,887	295,001	--	(2,954)	(181,922)	2,737,721
Fidelity Real Estate Investment Portfolio	7,727,591	718,326	5,759,460	64,433	(627,308)	180,325	2,239,474
Fidelity Stock Selector All Cap Fund	--	272,104,847	7,498,887	--	(2,412)	20,893,831	285,497,379
Fidelity Technology Portfolio	59,231,269	8,819,693	65,939,940	6,229,852	16,280,622	(18,391,644)	--
Fidelity Telecommunications Portfolio	3,698,240	287,118	3,751,862	54,662	(299,467)	65,971	--
Fidelity Transportation Portfolio	1,555,377	121,101	1,529,528	73,518	181,085	(328,035)	--
Fidelity U.S. Bond Index Fund Institutional Class	37,856,867	10,483,363	1,531,425	843,336	(7,288)	(1,404,438)	45,397,079
Fidelity Utilities Portfolio	6,137,965	351,167	6,498,617	29,931	61,575	(52,090)	--
Fidelity Value Discovery Fund	6,214,544	1,171,843	231,890	110,158	(435)	54,580	7,208,642
	$505,121,316	$377,064,934	$317,490,665	$17,698,583	$53,486,627	$(43,538,238)	$574,643,974

 (a) Includes the value of shares purchased or redeemed through in-kind transactions.

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$501,560,585	$501,560,585	$--	$--
Fixed-Income Funds	79,692,861	79,692,861	--	--
Money Market Funds	1,928,303	1,928,303	--	--
Other Short-Term Investments and Net Other Assets	398,434	--	398,434	--
Total Investments in Securities:	$583,580,183	$583,181,749	$398,434	$--
Derivative Instruments:
Assets
Futures Contracts	$8,642	$8,642	$--	$--
Total Assets	$8,642	$8,642	$--	$--
Liabilities
Futures Contracts	$(95,222)	$(95,222)	$--	$--
Total Liabilities	$(95,222)	$(95,222)	$--	$--
Total Derivative Instruments:	$(86,580)	$(86,580)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2035 Portfolio

September 30, 2018

VF-2035-QTLY-1118
1.903281.109

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 57.8%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	189,498	$7,307,042
VIP Equity-Income Portfolio Initial Class (a)	325,230	7,642,904
VIP Growth & Income Portfolio Initial Class (a)	380,858	8,740,685
VIP Growth Portfolio Initial Class (a)	99,845	7,479,371
VIP Mid Cap Portfolio Initial Class (a)	56,205	2,123,429
VIP Value Portfolio Initial Class (a)	344,878	5,621,510
VIP Value Strategies Portfolio Initial Class (a)	195,932	2,731,290
TOTAL DOMESTIC EQUITY FUNDS
(Cost $36,779,008)		41,646,231

International Equity Funds - 29.4%
VIP Emerging Markets Portfolio Initial Class (a)	589,915	6,489,063
VIP Overseas Portfolio Initial Class (a)	644,171	14,699,975
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $18,485,278)		21,189,038

Bond Funds - 11.2%
Fidelity Inflation-Protected Bond Index Fund Premium Class (a)	151,244	1,471,604
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	330,037	4,042,953
VIP High Income Portfolio Initial Class (a)	265,654	1,461,096
VIP Investment Grade Bond Portfolio Initial Class (a)	89,864	1,123,301
TOTAL BOND FUNDS
(Cost $8,236,228)		8,098,954

Short-Term Funds - 1.6%
Fidelity Cash Central Fund, 2.11% (b)	4	4
VIP Government Money Market Portfolio Initial Class 1.87% (a)(c)	1,150,421	1,150,421
TOTAL SHORT-TERM FUNDS
(Cost $1,150,425)		1,150,425
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $64,650,939)		72,084,648
NET OTHER ASSETS (LIABILITIES) - 0.0%		(11,129)
NET ASSETS - 100%		$72,073,519

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9
Total	$9

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund Premium Class	$--	$1,489,418	$4,659	$1,218	$(50)	$(13,105)	$1,471,604
Fidelity Long-Term Treasury Bond Index Fund Premium Class	1,177,241	3,143,603	124,913	46,310	(2,358)	(150,620)	4,042,953
VIP Contrafund Portfolio Initial Class	5,802,256	2,515,119	1,249,455	519,180	(3,663)	242,785	7,307,042
VIP Emerging Markets Portfolio Initial Class	5,212,454	2,772,878	848,067	3,003	(28,324)	(619,878)	6,489,063
VIP Equity-Income Portfolio Initial Class	6,117,469	2,531,085	989,963	289,337	(6,573)	(9,114)	7,642,904
VIP Government Money Market Portfolio Initial Class 1.87%	1,444,288	531,869	825,736	14,853	--	--	1,150,421
VIP Growth & Income Portfolio Initial Class	7,016,521	2,893,773	1,375,718	398,453	(4,679)	210,788	8,740,685
VIP Growth Portfolio Initial Class	5,909,386	2,903,156	1,620,866	860,548	(9,422)	297,117	7,479,371
VIP High Income Portfolio Initial Class	1,112,102	484,432	150,594	10,825	(647)	15,803	1,461,096
VIP Investment Grade Bond Portfolio Initial Class	2,265,710	1,590,077	2,677,016	26,435	(48,437)	(7,033)	1,123,301
VIP Mid Cap Portfolio Initial Class	1,700,145	729,225	276,754	147,322	(2,574)	(26,613)	2,123,429
VIP Overseas Portfolio Initial Class	11,820,636	4,365,172	1,463,011	4,198	(5,542)	(17,280)	14,699,975
VIP Value Portfolio Initial Class	4,494,560	1,758,758	661,617	166,622	(2,522)	32,331	5,621,510
VIP Value Strategies Portfolio Initial Class	2,195,286	850,088	276,560	72,730	(1,983)	(35,541)	2,731,290
	$56,268,054	$28,558,653	$12,544,929	$2,561,034	$(116,774)	$(80,360)	$72,084,644

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2040 Portfolio

September 30, 2018

VF-2040-QTLY-1118
1.903283.109

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.7%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	261,070	$10,066,860
VIP Equity-Income Portfolio Initial Class (a)	445,551	10,470,452
VIP Growth & Income Portfolio Initial Class (a)	524,262	12,031,810
VIP Growth Portfolio Initial Class (a)	136,552	10,229,118
VIP Mid Cap Portfolio Initial Class (a)	76,445	2,888,086
VIP Value Portfolio Initial Class (a)	470,533	7,669,694
VIP Value Strategies Portfolio Initial Class (a)	266,795	3,719,126
TOTAL DOMESTIC EQUITY FUNDS
(Cost $48,835,055)		57,075,146

International Equity Funds - 30.5%
VIP Emerging Markets Portfolio Initial Class (a)	783,082	8,613,901
VIP Overseas Portfolio Initial Class (a)	878,422	20,045,582
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $24,460,800)		28,659,483

Bond Funds - 8.0%
Fidelity Inflation-Protected Bond Index Fund Premium Class (a)	100,048	973,471
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	342,312	4,193,318
VIP High Income Portfolio Initial Class (a)	345,585	1,900,719
VIP Investment Grade Bond Portfolio Initial Class (a)	37,211	465,139
TOTAL BOND FUNDS
(Cost $7,697,484)		7,532,647

Short-Term Funds - 0.8%
VIP Government Money Market Portfolio Initial Class 1.87% (a)(b)
(Cost $774,255)	774,255	774,255
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $81,767,594)		94,041,531
NET OTHER ASSETS (LIABILITIES) - 0.0%		(5,834)
NET ASSETS - 100%		$94,035,697

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4
Total	$4

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund Premium Class	$--	$1,730,602	$749,925	$849	$1,506	$(8,712)	$973,471
Fidelity Long-Term Treasury Bond Index Fund Premium Class	1,649,863	2,958,067	232,977	54,726	(3,648)	(177,987)	4,193,318
VIP Contrafund Portfolio Initial Class	8,268,140	2,859,049	1,367,394	723,212	9,199	297,866	10,066,860
VIP Emerging Markets Portfolio Initial Class	7,375,970	3,212,842	1,118,910	4,145	(14,020)	(841,981)	8,613,901
VIP Equity-Income Portfolio Initial Class	8,717,213	2,942,731	1,142,272	403,045	3,938	(51,158)	10,470,452
VIP Government Money Market Portfolio Initial Class 1.87%	2,012,872	794,659	2,033,276	19,121	--	--	774,255
VIP Growth & Income Portfolio Initial Class	9,998,142	3,318,585	1,540,375	555,045	2,857	252,601	12,031,810
VIP Growth Portfolio Initial Class	8,420,941	3,354,598	1,912,356	1,198,740	(8,145)	374,080	10,229,118
VIP High Income Portfolio Initial Class	1,549,948	564,646	231,898	14,688	(1,602)	19,625	1,900,719
VIP Investment Grade Bond Portfolio Initial Class	1,685,150	976,426	2,150,906	17,416	(37,140)	(8,391)	465,139
VIP Mid Cap Portfolio Initial Class	2,422,433	866,659	357,915	205,220	499	(43,590)	2,888,086
VIP Overseas Portfolio Initial Class	16,805,546	5,259,009	2,001,891	5,835	2,481	(19,562)	20,045,583
VIP Value Portfolio Initial Class	6,405,011	2,019,795	783,811	232,106	1,133	27,566	7,669,694
VIP Value Strategies Portfolio Initial Class	3,128,405	1,094,361	445,587	101,310	(4,498)	(53,555)	3,719,126
	$78,439,634	$31,952,029	$16,069,493	$3,535,458	$(47,440)	$(233,198)	$94,041,532

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2045 Portfolio

September 30, 2018

VF-2045-QTLY-1118
1.903285.109

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.7%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	101,905	$3,929,449
VIP Equity-Income Portfolio Initial Class (a)	174,070	4,090,638
VIP Growth & Income Portfolio Initial Class (a)	204,643	4,696,560
VIP Growth Portfolio Initial Class (a)	53,299	3,992,657
VIP Mid Cap Portfolio Initial Class (a)	29,840	1,127,371
VIP Value Portfolio Initial Class (a)	183,701	2,994,330
VIP Value Strategies Portfolio Initial Class (a)	104,103	1,451,192
TOTAL DOMESTIC EQUITY FUNDS
(Cost $19,775,679)		22,282,197

International Equity Funds - 30.5%
VIP Emerging Markets Portfolio Initial Class (a)	306,567	3,372,236
VIP Overseas Portfolio Initial Class (a)	342,935	7,825,775
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $9,817,173)		11,198,011

Bond Funds - 8.0%
Fidelity Inflation-Protected Bond Index Fund Premium Class (a)	38,770	377,233
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	133,006	1,629,326
VIP High Income Portfolio Initial Class (a)	134,756	741,160
VIP Investment Grade Bond Portfolio Initial Class (a)	14,732	184,144
TOTAL BOND FUNDS
(Cost $2,981,684)		2,931,863

Short-Term Funds - 0.8%
VIP Government Money Market Portfolio Initial Class 1.87% (a)(b)
(Cost $302,313)	302,313	302,313
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $32,876,849)		36,714,384
NET OTHER ASSETS (LIABILITIES) - 0.0%		(6,380)
NET ASSETS - 100%		$36,708,004

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund Premium Class	$--	$752,396	$371,967	$366	$175	$(3,371)	$377,233
Fidelity Long-Term Treasury Bond Index Fund Premium Class	627,220	1,338,539	260,605	23,379	(16,518)	(59,310)	1,629,326
VIP Contrafund Portfolio Initial Class	3,248,457	1,406,715	851,641	307,570	(603)	126,521	3,929,449
VIP Emerging Markets Portfolio Initial Class	2,898,390	1,550,728	694,293	1,762	(50,714)	(331,875)	3,372,236
VIP Equity-Income Portfolio Initial Class	3,424,784	1,471,053	785,058	171,420	(11,108)	(9,033)	4,090,638
VIP Government Money Market Portfolio Initial Class 1.87%	790,864	385,582	874,133	8,160	--	--	302,313
VIP Growth & Income Portfolio Initial Class	3,928,070	1,616,855	955,732	236,056	(184)	107,551	4,696,560
VIP Growth Portfolio Initial Class	3,308,459	1,630,219	1,093,744	509,744	(4,732)	152,455	3,992,657
VIP High Income Portfolio Initial Class	608,966	276,293	151,794	6,247	(1,849)	9,544	741,160
VIP Investment Grade Bond Portfolio Initial Class	682,629	438,348	917,940	7,386	(15,818)	(3,075)	184,144
VIP Mid Cap Portfolio Initial Class	951,854	419,307	223,639	87,275	(5,556)	(14,595)	1,127,371
VIP Overseas Portfolio Initial Class	6,602,357	2,598,152	1,355,684	2,481	(16,435)	(2,615)	7,825,775
VIP Value Portfolio Initial Class	2,516,540	1,019,253	552,719	98,725	(3,447)	14,703	2,994,330
VIP Value Strategies Portfolio Initial Class	1,229,177	525,107	279,290	43,088	(12,475)	(11,327)	1,451,192
	$30,817,767	$15,428,547	$9,368,239	$1,503,659	$(139,264)	$(24,427)	$36,714,384

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2050 Portfolio

September 30, 2018

VF-2050-QTLY-1118
1.903287.109

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.7%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	81,446	$3,140,567
VIP Equity-Income Portfolio Initial Class (a)	138,952	3,265,383
VIP Growth & Income Portfolio Initial Class (a)	163,554	3,753,570
VIP Growth Portfolio Initial Class (a)	42,592	3,190,583
VIP Mid Cap Portfolio Initial Class (a)	23,845	900,873
VIP Value Portfolio Initial Class (a)	146,779	2,392,493
VIP Value Strategies Portfolio Initial Class (a)	83,232	1,160,255
TOTAL DOMESTIC EQUITY FUNDS
(Cost $15,492,838)		17,803,724

International Equity Funds - 30.5%
VIP Emerging Markets Portfolio Initial Class (a)	245,393	2,699,318
VIP Overseas Portfolio Initial Class (a)	273,996	6,252,581
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $7,787,810)		8,951,899

Bond Funds - 8.0%
Fidelity Inflation-Protected Bond Index Fund Premium Class (a)	30,608	297,818
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	106,157	1,300,420
VIP High Income Portfolio Initial Class (a)	107,819	593,003
VIP Investment Grade Bond Portfolio Initial Class (a)	11,757	146,961
TOTAL BOND FUNDS
(Cost $2,380,417)		2,338,202

Short-Term Funds - 0.8%
VIP Government Money Market Portfolio Initial Class 1.87% (a)(b)
(Cost $241,518)	241,518	241,518
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $25,902,583)		29,335,343
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,316)
NET ASSETS - 100%		$29,333,027

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund Premium Class	$--	$527,490	$227,491	$257	$450	$(2,631)	$297,818
Fidelity Long-Term Treasury Bond Index Fund Premium Class	446,878	964,958	58,325	16,263	(1,530)	(51,561)	1,300,420
VIP Contrafund Portfolio Initial Class	2,199,150	1,238,613	396,229	203,298	(2,650)	101,683	3,140,567
VIP Emerging Markets Portfolio Initial Class	1,961,713	1,285,992	288,045	1,165	(9,868)	(250,474)	2,699,318
VIP Equity-Income Portfolio Initial Class	2,318,618	1,282,908	330,815	113,294	(3,868)	(1,460)	3,265,383
VIP Government Money Market Portfolio Initial Class 1.87%	535,216	299,954	593,652	5,632	--	--	241,518
VIP Growth & Income Portfolio Initial Class	2,659,604	1,442,668	434,003	156,019	(4,088)	89,389	3,753,570
VIP Growth Portfolio Initial Class	2,239,463	1,388,485	555,758	336,989	(2,602)	120,995	3,190,583
VIP High Income Portfolio Initial Class	412,135	236,806	61,763	4,130	(502)	6,327	593,003
VIP Investment Grade Bond Portfolio Initial Class	439,955	362,080	642,537	4,912	(10,810)	(1,727)	146,961
VIP Mid Cap Portfolio Initial Class	644,349	363,652	95,678	57,688	(1,382)	(10,068)	900,873
VIP Overseas Portfolio Initial Class	4,469,313	2,332,325	542,901	1,640	(4,625)	(1,531)	6,252,581
VIP Value Portfolio Initial Class	1,703,449	889,080	212,902	65,242	(1,211)	14,077	2,392,493
VIP Value Strategies Portfolio Initial Class	831,927	452,627	109,331	28,479	(554)	(14,414)	1,160,255
	$20,861,770	$13,067,638	$4,549,430	$995,008	$(43,240)	$(1,395)	$29,335,343

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Target Volatility Portfolio

September 30, 2018

VIPTV-QTLY-1118
1.955030.105

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 60.5%
	Shares	Value
Domestic Equity Funds - 44.5%
Consumer Discretionary Select Sector SPDR ETF	17,375	$2,036,698
Consumer Staples Select Sector SPDR ETF	17,700	954,561
Energy Select Sector SPDR ETF	4,684	354,766
Fidelity Consumer Discretionary Portfolio (a)	207,220	9,946,569
Fidelity Consumer Staples Portfolio (a)	75,082	6,130,410
Fidelity Contrafund (a)	438,256	6,175,024
Fidelity Energy Portfolio (a)	115,247	5,542,227
Fidelity Equity-Income Fund (a)	99,943	6,045,531
Fidelity Financial Services Portfolio (a)	1,226,389	13,404,434
Fidelity Global Commodity Stock Fund (a)	236,524	3,235,655
Fidelity Health Care Portfolio (a)	535,002	14,594,867
Fidelity Industrials Portfolio (a)	261,048	9,708,358
Fidelity Low-Priced Stock Fund (a)	111,398	5,848,420
Fidelity Materials Portfolio (a)	32,333	2,555,925
Fidelity Mega Cap Stock Fund (a)	539,636	9,173,806
Fidelity Real Estate Investment Portfolio (a)	83,556	3,490,141
Fidelity Technology Portfolio (a)	1,277,791	24,290,799
Fidelity Telecommunications Portfolio (a)	32,490	1,977,366
Fidelity Utilities Portfolio (a)	32,149	2,828,493
Fidelity Value Discovery Fund (a)	102,007	2,969,432
Financial Select Sector SPDR ETF	81,182	2,239,000
Health Care Select Sector SPDR ETF	13,793	1,312,404
Industrial Select Sector SPDR ETF	20,860	1,635,424
Materials Select Sector SPDR ETF	9,833	569,626
Real Estate Select Sector SPDR ETF	6,289	205,084
SPDR S&P Telecom ETF	5,186	395,374
Technology Select Sector SPDR ETF	49,729	3,746,086
Utilities Select Sector SPDR ETF	8,115	427,255

TOTAL DOMESTIC EQUITY FUNDS		141,793,735

International Equity Funds - 16.0%
Fidelity Diversified International Fund (a)	105,548	4,170,202
Fidelity International Capital Appreciation Fund (a)	46,309	970,174
Fidelity International Discovery Fund (a)	76,298	3,388,385
Fidelity International Enhanced Index Fund (a)	317,123	3,158,544
Fidelity International Small Cap Fund (a)	61,282	1,761,242
Fidelity International Small Cap Opportunities Fund (a)	84,591	1,622,447
Fidelity International Value Fund (a)	254,705	2,254,136
Fidelity Japan Smaller Companies Fund (a)	103,491	1,891,817
Fidelity Overseas Fund (a)	320,514	16,269,297
Fidelity Pacific Basin Fund (a)	24,248	805,030
iShares Core MSCI Emerging Markets ETF	173,500	8,983,830
iShares MSCI EAFE Index ETF	81,709	5,555,395

TOTAL INTERNATIONAL EQUITY FUNDS		50,830,499

TOTAL EQUITY FUNDS
(Cost $172,377,893)		192,624,234

Fixed-Income Funds - 36.7%
Fixed-Income Funds - 36.7%
Fidelity Conservative Income Bond Fund (a)	802,024	8,052,316
Fidelity Floating Rate High Income Fund (a)	319,276	3,081,013
Fidelity Inflation-Protected Bond Index Fund Institutional Class (a)	647,001	6,295,317
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	671,579	8,226,847
Fidelity New Markets Income Fund (a)	97,701	1,453,790
Fidelity Total Bond Fund (a)	5,588,826	57,676,680
Fidelity U.S. Bond Index Fund Institutional Class (a)	1,608,130	17,962,812
iShares Core U.S. Aggregate Bond ETF	136,033	14,354,202
TOTAL FIXED-INCOME FUNDS
(Cost $119,803,954)		117,102,977

Cash Equivalents - 2.8%
Fidelity Cash Central Fund, 2.11% (b)
(Cost $8,947,377)	8,945,588	8,947,377
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $301,129,224)		318,674,588
NET OTHER ASSETS (LIABILITIES) - 0.0%		(105,645)
NET ASSETS - 100%		$318,568,943

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$53,133
Total	$53,133

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund	$2,961,457	$202,082	$2,988,327	$--	$(110,278)	$(64,934)	$--
Fidelity Conservative Income Bond Fund	1,281,303	15,946,989	9,173,026	72,442	(1,952)	(998)	8,052,316
Fidelity Consumer Discretionary Portfolio	8,574,573	1,419,953	1,395,188	126,309	55,220	1,292,011	9,946,569
Fidelity Consumer Staples Portfolio	5,274,662	1,648,471	237,210	309,784	(14,886)	(540,627)	6,130,410
Fidelity Contrafund	4,901,862	861,476	359,338	74,869	(5,018)	776,042	6,175,024
Fidelity Diversified International Fund	3,942,059	1,008,534	734,882	--	(19,492)	(26,017)	4,170,202
Fidelity Emerging Markets Fund	10,041,660	86,502	10,125,655	--	492,314	(494,821)	--
Fidelity Energy Portfolio	4,948,991	616,112	374,327	--	(9,921)	361,372	5,542,227
Fidelity Equity-Income Fund	5,056,201	1,258,983	297,823	174,002	(2,741)	30,911	6,045,531
Fidelity Europe Fund	1,532,815	44,328	1,560,023	--	137,082	(154,202)	--
Fidelity Financial Services Portfolio	12,810,727	2,330,277	1,168,835	291,587	(455)	(567,280)	13,404,434
Fidelity Floating Rate High Income Fund	2,910,934	304,137	143,461	94,573	(72)	9,475	3,081,013
Fidelity Global Commodity Stock Fund	3,128,217	209,248	213,461	--	(3)	111,654	3,235,655
Fidelity Health Care Portfolio	11,408,189	1,416,505	823,140	409,978	1,631	2,591,682	14,594,867
Fidelity High Income Fund	5,800,259	66,874	5,801,677	35,301	(106,875)	41,419	--
Fidelity Industrials Portfolio	8,559,787	1,743,071	764,994	337,299	(2,164)	172,658	9,708,358
Fidelity Inflation-Protected Bond Index	10,063,487	2,932,488	6,658,856	23,428	(27,325)	(14,477)	6,295,317
Fidelity International Capital Appreciation	907,700	98,443	30,877	93	(389)	(4,703)	970,174
Fidelity International Discovery Fund	3,279,937	809,178	613,217	--	(12,625)	(74,888)	3,388,385
Fidelity International Enhanced Index Fund	2,949,764	811,251	555,020	--	3,763	(51,214)	3,158,544
Fidelity International Small Cap Fund	1,773,116	353,459	294,595	--	(1,132)	(69,606)	1,761,242
Fidelity International Small Cap	1,673,261	261,237	295,598	--	(1,695)	(14,758)	1,622,447
Fidelity International Value Fund	2,136,870	547,635	380,196	--	(1,045)	(49,128)	2,254,136
Fidelity Japan Smaller Companies Fund	1,906,594	69,081	13,133	--	(25)	(70,700)	1,891,817
Fidelity Long-Term Treasury Bond Index Fund	5,366,736	7,677,102	4,281,412	125,596	(148,509)	(387,070)	8,226,847
Fidelity Low-Priced Stock Fund	5,073,415	1,343,182	347,823	388,202	(615)	(219,739)	5,848,420
Fidelity Materials Portfolio	2,494,334	514,264	96,712	119,915	(5,469)	(350,492)	2,555,925
Fidelity Mega Cap Stock Fund	7,562,015	2,292,011	477,670	863,392	(2,013)	(200,537)	9,173,806
Fidelity Mid Cap Value Fund	289	13	278	13	4	(28)	--
Fidelity New Markets Income Fund	1,466,582	160,372	48,296	49,001	(2,478)	(122,390)	1,453,790
Fidelity Overseas Fund	15,397,464	3,998,530	3,181,947	--	25,303	29,947	16,269,297
Fidelity Pacific Basin Fund	804,359	79,701	24,136	--	(1,047)	(53,847)	805,030
Fidelity Real Estate Investment Portfolio	3,039,348	530,994	102,885	89,278	(674)	23,358	3,490,141
Fidelity Technology Portfolio	20,218,973	4,509,831	1,976,505	1,983,338	(2,616)	1,541,116	24,290,799
Fidelity Telecommunications Portfolio	1,546,446	405,876	67,743	22,273	(4,233)	97,020	1,977,366
Fidelity Total Bond Fund	48,308,494	13,224,593	2,305,690	1,059,732	(32,775)	(1,517,942)	57,676,680
Fidelity U.S. Bond Index Fund Institutional	16,348,663	2,774,034	551,239	346,505	(8,404)	(600,242)	17,962,812
Fidelity Utilities Portfolio	2,306,243	354,281	99,156	11,518	106	267,019	2,828,493
Fidelity Value Discovery Fund	2,497,953	557,834	108,866	45,438	(308)	22,819	2,969,432
	$250,255,739	$73,468,932	$58,673,217	$7,053,866	$188,189	$1,717,863	$266,957,506

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Bond Index Portfolio

September 30, 2018

VUSB-QTLY-1118
1.9887312.100

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 23.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.8%
Automobiles - 0.2%
Ford Motor Co. 5.291% 12/8/46	$30,000	$26,683
General Motors Co. 6.75% 4/1/46	54,000	58,375
General Motors Financial Co., Inc. 4.35% 4/9/25	84,000	82,486
		167,544
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 3.75% 8/21/28	90,000	87,418
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp. 4.7% 12/9/35	39,000	40,496
Starbucks Corp. 4% 11/15/28	100,000	99,665
		140,161
Household Durables - 0.1%
Newell Brands, Inc. 3.85% 4/1/23	91,000	89,053
Internet & Direct Marketing Retail - 0.3%
Amazon.com, Inc.:
2.4% 2/22/23	150,000	144,173
4.05% 8/22/47	44,000	42,982
		187,155
Media - 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.2% 3/15/28	48,000	45,891
5.375% 4/1/38	42,000	40,654
Comcast Corp.:
3.55% 5/1/28	76,000	72,724
4.6% 8/15/45	72,000	70,394
Discovery Communications LLC 5.2% 9/20/47	18,000	17,636
Time Warner, Inc.:
4.65% 6/1/44	20,000	17,963
4.85% 7/15/45	32,000	29,801
Viacom, Inc. 3.45% 10/4/26	70,000	65,773
Walt Disney Co. 2.95% 6/15/27	98,000	93,022
		453,858
Multiline Retail - 0.1%
Target Corp.:
3.9% 11/15/47	40,000	37,723
4% 7/1/42	15,000	14,393
		52,116
Specialty Retail - 0.2%
Home Depot, Inc.:
2.8% 9/14/27	84,000	78,601
3.9% 6/15/47	29,000	27,886
Lowe's Companies, Inc. 4.05% 5/3/47	17,000	16,368
		122,855

TOTAL CONSUMER DISCRETIONARY		1,300,160

CONSUMER STAPLES - 1.5%
Beverages - 0.6%
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 1/12/24	145,000	143,455
4% 4/13/28	91,000	89,647
4.6% 4/15/48	33,000	31,914
Constellation Brands, Inc. 3.6% 2/15/28	63,000	58,918
Molson Coors Brewing Co. 4.2% 7/15/46	32,000	28,340
PepsiCo, Inc. 4% 5/2/47	56,000	54,869
		407,143
Food & Staples Retailing - 0.2%
Walgreens Boots Alliance, Inc. 3.45% 6/1/26	81,000	76,962
Walmart, Inc.:
3.625% 12/15/47	20,000	18,707
3.7% 6/26/28	60,000	60,039
		155,708
Food Products - 0.3%
General Mills, Inc. 4.2% 4/17/28	65,000	64,108
H.J. Heinz Co. 4% 6/15/23	134,000	134,233
Kellogg Co. 4.5% 4/1/46	32,000	30,356
		228,697
Household Products - 0.0%
Procter & Gamble Co. 3.5% 10/25/47	43,000	40,002
Tobacco - 0.4%
Altria Group, Inc. 2.625% 9/16/26	110,000	100,444
Bat Capital Corp. 4.54% 8/15/47 (a)	85,000	77,779
Philip Morris International, Inc. 3.125% 3/2/28	94,000	88,872
		267,095

TOTAL CONSUMER STAPLES		1,098,645

ENERGY - 2.4%
Energy Equipment & Services - 0.0%
Baker Hughes A Ge Co. LLC 4.08% 12/15/47	32,000	28,994
Oil, Gas & Consumable Fuels - 2.4%
Anadarko Petroleum Corp. 6.6% 3/15/46	21,000	24,663
Apache Corp. 4.375% 10/15/28	112,000	110,113
BP Capital Markets PLC 3.216% 11/28/23	94,000	92,203
Canadian Natural Resources Ltd.:
3.85% 6/1/27	30,000	29,202
4.95% 6/1/47	19,000	19,675
ConocoPhillips Co. 5.95% 3/15/46	26,000	32,839
Enbridge Energy Partners LP 5.875% 10/15/25	76,000	83,652
Energy Transfer Partners LP 6% 6/15/48	46,000	48,973
Enterprise Products Operating LP:
3.95% 2/15/27	85,000	84,845
4.25% 2/15/48	35,000	32,895
Equinor ASA 3.625% 9/10/28	120,000	118,409
Kinder Morgan, Inc.:
3.15% 1/15/23	119,000	115,738
5.2% 3/1/48	30,000	30,551
Magellan Midstream Partners LP 5% 3/1/26	72,000	76,509
Marathon Petroleum Corp. 4.75% 9/15/44	21,000	20,271
MPLX LP 4.5% 4/15/38	73,000	68,718
Noble Energy, Inc. 4.95% 8/15/47	30,000	28,685
Occidental Petroleum Corp. 4.2% 3/15/48	16,000	15,731
ONEOK, Inc. 4.55% 7/15/28	59,000	59,261
Petroleos Mexicanos:
4.25% 1/15/25	280,000	264,320
6.35% 2/12/48 (a)	50,000	45,800
Phillips 66 Co. 3.9% 3/15/28	70,000	69,007
Shell International Finance BV 4.375% 5/11/45	33,000	34,217
Suncor Energy, Inc. 4% 11/15/47	19,000	17,882
TransCanada PipeLines Ltd. 4.25% 5/15/28	101,000	101,367
Valero Energy Corp. 4.35% 6/1/28	20,000	20,136
Williams Partners LP:
3.75% 6/15/27	35,000	33,400
4.85% 3/1/48	53,000	51,153
		1,730,215

TOTAL ENERGY		1,759,209

FINANCIALS - 8.2%
Banks - 4.6%
Bank of America Corp.:
3.55% 3/5/24 (b)	113,000	111,675
3.95% 1/23/49 (b)	23,000	21,008
3.97% 3/5/29 (b)	125,000	121,938
4.271% 7/23/29 (b)	80,000	79,831
Barclays Bank PLC 2.65% 1/11/21	200,000	196,056
Citigroup, Inc.:
3 month U.S. LIBOR + 1.023% 4.044% 6/1/24 (b)(c)	134,000	134,493
3 month U.S. LIBOR + 1.151% 3.52% 10/27/28 (b)(c)	95,000	89,254
3.142% 1/24/23 (b)	100,000	98,078
Citizens Financial Group, Inc. 4.3% 12/3/25	78,000	76,873
Credit Suisse Group Funding Guernsey Ltd. 2.75% 3/26/20	250,000	247,775
HSBC Holdings PLC:
2.95% 5/25/21	200,000	197,275
4.292% 9/12/26 (b)	200,000	197,766
Japan Bank International Cooperation 3.125% 7/20/21	200,000	199,322
JPMorgan Chase & Co.:
2.7% 5/18/23	111,000	106,744
4.005% 4/23/29 (b)	43,000	42,248
4.203% 7/23/29 (b)	30,000	29,853
4.95% 6/1/45	65,000	68,059
Lloyds Bank PLC 3.3% 5/7/21	200,000	199,199
Mitsubishi UFJ Financial Group, Inc. 3.777% 3/2/25	84,000	83,100
Oesterreichische Kontrollbank 2.875% 9/7/21	50,000	49,739
Rabobank Nederland New York Branch 3.125% 4/26/21	250,000	248,304
Santander Holdings U.S.A., Inc. 4.5% 7/17/25	82,000	80,941
Sumitomo Mitsui Financial Group, Inc. 2.934% 3/9/21	189,000	186,444
The Toronto-Dominion Bank 3.5% 7/19/23	100,000	99,796
Wells Fargo & Co.:
2.625% 7/22/22	75,000	72,425
3.584% 5/22/28 (b)	82,000	78,611
4.75% 12/7/46	45,000	44,755
Westpac Banking Corp. 3.65% 5/15/23	130,000	130,082
		3,291,644
Capital Markets - 1.5%
Bank New York Mellon Corp. 3.85% 4/28/28	27,000	27,049
BlackRock, Inc. 3.375% 6/1/22	37,000	37,143
Brighthouse Financial, Inc. 4.7% 6/22/47	28,000	23,137
Deutsche Bank AG New York Branch 3.95% 2/27/23	200,000	194,166
Goldman Sachs Group, Inc.:
3.2% 2/23/23	200,000	195,571
3.85% 1/26/27	55,000	53,331
4.223% 5/1/29 (b)	60,000	59,096
4.75% 10/21/45	28,000	28,438
IntercontinentalExchange, Inc.:
2.35% 9/15/22	34,000	32,596
3.75% 9/21/28	50,000	49,377
Morgan Stanley:
3 month U.S. LIBOR + 1.431% 4.45% 4/22/39 (b)(c)	90,000	89,281
3.125% 1/23/23	210,000	204,545
Thomson Reuters Corp. 3.35% 5/15/26	76,000	70,019
		1,063,749
Consumer Finance - 0.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.125% 7/3/23	150,000	148,863
American Express Credit Corp. 3.3% 5/3/27	30,000	28,814
Capital One Financial Corp.:
3.2% 1/30/23	176,000	170,521
3.8% 1/31/28	35,000	33,041
Toyota Motor Credit Corp. 2.25% 10/18/23	113,000	106,462
		487,701
Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc. 4.5% 2/11/43	33,000	34,351
Broadcom Corp./Broadcom Cayman LP 3.125% 1/15/25	82,000	76,151
Halfmoon Parent, Inc.:
4.125% 11/15/25 (a)	25,000	24,920
4.375% 10/15/28 (a)	30,000	29,896
4.8% 8/15/38 (a)	30,000	29,953
4.9% 12/15/48 (a)	30,000	29,962
KfW:
2.375% 12/29/22	396,000	384,745
2.875% 4/3/28	14,000	13,662
		623,640
Insurance - 0.6%
ACE INA Holdings, Inc. 2.3% 11/3/20	210,000	206,171
American International Group, Inc.:
4.5% 7/16/44	25,000	23,432
4.75% 4/1/48	30,000	29,310
Marsh & McLennan Companies, Inc. 4.2% 3/1/48	40,000	37,669
MetLife, Inc. 4.05% 3/1/45	18,000	16,822
Prudential Financial, Inc.:
3.878% 3/27/28	35,000	34,678
3.935% 12/7/49	38,000	34,098
The Travelers Companies, Inc. 4% 5/30/47	32,000	30,627
		412,807

TOTAL FINANCIALS		5,879,541

HEALTH CARE - 2.6%
Biotechnology - 0.2%
AbbVie, Inc. 4.3% 5/14/36	40,000	37,473
Amgen, Inc. 4.4% 5/1/45	32,000	30,928
Celgene Corp. 4.55% 2/20/48	53,000	49,240
Gilead Sciences, Inc. 4% 9/1/36	40,000	38,487
		156,128
Health Care Equipment & Supplies - 0.1%
Abbott Laboratories 4.9% 11/30/46	20,000	21,691
Becton, Dickinson & Co. 4.669% 6/6/47	20,000	19,751
Boston Scientific Corp. 4% 3/1/28	50,000	49,375
Medtronic, Inc. 4.625% 3/15/45	28,000	29,606
		120,423
Health Care Providers & Services - 1.1%
Aetna, Inc. 2.8% 6/15/23	110,000	105,384
Anthem, Inc. 3.35% 12/1/24	89,000	86,450
Cardinal Health, Inc. 3.41% 6/15/27	67,000	61,806
CVS Health Corp.:
4.3% 3/25/28	94,000	93,072
5.05% 3/25/48	79,000	80,710
Express Scripts Holding Co. 4.5% 2/25/26	74,000	74,631
Halfmoon Parent, Inc. 3.75% 7/15/23 (a)	30,000	29,886
Kaiser Foundation Hospitals 4.15% 5/1/47	30,000	29,912
UnitedHealth Group, Inc.:
3.5% 6/15/23	182,000	182,332
3.75% 10/15/47	30,000	27,843
		772,026
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc. 3.2% 8/15/27	82,000	76,644
Pharmaceuticals - 1.1%
Actavis Funding SCS 3.8% 3/15/25	61,000	59,710
AstraZeneca PLC 4.375% 11/16/45	45,000	44,232
Johnson & Johnson 3.4% 1/15/38	36,000	33,493
Merck & Co., Inc. 3.7% 2/10/45	45,000	42,884
Mylan NV 4.55% 4/15/28 (a)	20,000	19,435
Novartis Capital Corp. 4% 11/20/45	35,000	35,059
Pfizer, Inc.:
3.2% 9/15/23	200,000	198,301
4% 12/15/36	36,000	35,581
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26	110,000	101,516
Zoetis, Inc. 3.45% 11/13/20	206,000	206,864
		777,075

TOTAL HEALTH CARE		1,902,296

INDUSTRIALS - 1.9%
Aerospace & Defense - 0.6%
General Dynamics Corp. 3.375% 5/15/23	81,000	80,971
Lockheed Martin Corp. 4.7% 5/15/46	28,000	29,802
Northrop Grumman Corp. 3.25% 1/15/28	80,000	75,227
United Technologies Corp.:
3.65% 8/16/23	120,000	119,403
4.05% 5/4/47	18,000	16,424
4.125% 11/16/28	70,000	69,529
		391,356
Air Freight & Logistics - 0.2%
FedEx Corp. 4.05% 2/15/48	35,000	31,330
United Parcel Service, Inc. 2.8% 11/15/24	88,000	84,442
		115,772
Commercial Services & Supplies - 0.0%
Republic Services, Inc. 3.95% 5/15/28	28,000	27,813
Electrical Equipment - 0.2%
Eaton Corp. 2.75% 11/2/22	133,000	129,051
Industrial Conglomerates - 0.3%
General Electric Co. 4.5% 3/11/44	105,000	98,890
Honeywell International, Inc. 3.812% 11/21/47	20,000	19,027
Roper Technologies, Inc. 2.8% 12/15/21	108,000	105,534
		223,451
Machinery - 0.3%
Caterpillar Financial Services Corp. 3.45% 5/15/23	182,000	181,986
John Deere Capital Corp. 2.8% 3/6/23	64,000	62,553
		244,539
Road & Rail - 0.2%
Burlington Northern Santa Fe LLC 4.05% 6/15/48	57,000	55,363
Norfolk Southern Corp. 4.15% 2/28/48	38,000	36,659
Union Pacific Corp. 3.6% 9/15/37	38,000	34,753
		126,775
Trading Companies & Distributors - 0.1%
Air Lease Corp. 3.25% 3/1/25	88,000	82,225

TOTAL INDUSTRIALS		1,340,982

INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 0.2%
Cisco Systems, Inc. 2.2% 9/20/23	130,000	123,704
Electronic Equipment & Components - 0.0%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 8.35% 7/15/46 (a)	24,000	29,799
IT Services - 0.2%
IBM Corp. 2.5% 1/27/22	104,000	101,254
Visa, Inc. 4.15% 12/14/35	38,000	39,188
		140,442
Semiconductors & Semiconductor Equipment - 0.1%
Applied Materials, Inc. 4.35% 4/1/47	28,000	27,823
Intel Corp. 3.734% 12/8/47	30,000	27,907
		55,730
Software - 0.5%
Microsoft Corp.:
3.3% 2/6/27	115,000	112,905
4.1% 2/6/37	63,000	64,878
4.25% 2/6/47	34,000	35,637
Oracle Corp.:
3.25% 11/15/27	96,000	92,356
4% 11/15/47	57,000	54,014
		359,790
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.:
2.4% 5/3/23	156,000	149,942
3% 11/13/27	96,000	91,068
3.75% 11/13/47	57,000	53,448
		294,458

TOTAL INFORMATION TECHNOLOGY		1,003,923

MATERIALS - 0.6%
Chemicals - 0.4%
LYB International Finance II BV 3.5% 3/2/27	104,000	97,272
Sherwin-Williams Co. 4.5% 6/1/47	30,000	28,809
The Dow Chemical Co. 3.5% 10/1/24	64,000	62,623
The Mosaic Co. 4.05% 11/15/27	90,000	87,028
		275,732
Containers & Packaging - 0.1%
International Paper Co. 3% 2/15/27	51,000	46,802
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd. 5% 9/30/43	36,000	39,905
Southern Copper Corp. 5.875% 4/23/45	30,000	32,714
		72,619

TOTAL MATERIALS		395,153

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.4%
American Tower Corp. 3.6% 1/15/28	32,000	29,881
AvalonBay Communities, Inc. 3.2% 1/15/28	63,000	59,505
ERP Operating LP 3.5% 3/1/28	61,000	58,846
Simon Property Group LP 3.375% 12/1/27	36,000	34,291
Ventas Realty LP 4.4% 1/15/29	40,000	39,756
Welltower, Inc. 4.95% 9/1/48	56,000	55,529
		277,808
Real Estate Management & Development - 0.2%
Ventas Realty LP/Ventas Capital Corp. 3.25% 8/15/22	161,000	157,927

TOTAL REAL ESTATE		435,735

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
4.1% 2/15/28 (a)	143,000	138,586
4.9% 8/15/37 (a)	100,000	95,496
5.25% 3/1/37	55,000	54,749
Verizon Communications, Inc.:
4.125% 8/15/46	54,000	48,324
4.329% 9/21/28 (a)	63,000	63,360
5.012% 8/21/54	38,000	38,071
5.5% 3/16/47	30,000	32,702
		471,288
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC:
4.375% 5/30/28	59,000	58,097
5.25% 5/30/48	20,000	20,049
		78,146

TOTAL TELECOMMUNICATION SERVICES		549,434

UTILITIES - 1.9%
Electric Utilities - 1.3%
Appalachian Power Co. 4.45% 6/1/45	18,000	18,053
Commonwealth Edison Co. 4% 3/1/48	42,000	40,455
Duke Energy Carolinas LLC:
3.05% 3/15/23	150,000	147,589
3.95% 3/15/48	31,000	29,520
Duke Energy Corp. 3.15% 8/15/27	84,000	78,078
Entergy Corp. 4% 7/15/22	130,000	131,507
Eversource Energy 3.3% 1/15/28	62,000	58,426
FirstEnergy Corp. 4.85% 7/15/47	40,000	40,624
Florida Power & Light Co. 4.125% 6/1/48	26,000	26,020
Mid-American Energy Co. 3.65% 8/1/48	30,000	27,538
PPL Capital Funding, Inc. 4% 9/15/47	20,000	17,966
Public Service Co. of Colorado 3.7% 6/15/28	87,000	86,951
Public Service Electric & Gas Co. 3.6% 12/1/47	44,000	40,133
Puget Sound Energy, Inc. 4.223% 6/15/48	45,000	45,105
Southern Co. 3.25% 7/1/26	112,000	104,411
Virginia Electric & Power Co. 3.8% 9/15/47	50,000	45,917
		938,293
Multi-Utilities - 0.6%
Berkshire Hathaway Energy Co. 4.45% 1/15/49 (a)	54,000	53,766
CenterPoint Energy, Inc. 2.5% 9/1/22	44,000	42,045
Consolidated Edison, Inc. 2% 5/15/21	176,000	170,011
Dominion Resources, Inc. 4.7% 12/1/44	26,000	26,242
DTE Energy Co. 3.7% 8/1/23	46,000	45,914
NiSource Finance Corp.:
2.65% 11/17/22	74,000	70,608
3.95% 3/30/48	46,000	41,215
		449,801

TOTAL UTILITIES		1,388,094

TOTAL NONCONVERTIBLE BONDS
(Cost $17,202,463)		17,053,172

U.S. Government and Government Agency Obligations - 42.9%
U.S. Government Agency Obligations - 2.1%
Fannie Mae:
2.125% 4/24/26	$170,000	$158,315
2.375% 1/19/23	200,000	194,927
Federal Home Loan Bank 1.875% 11/29/21	285,000	276,054
Freddie Mac:
1.875% 11/17/20	157,000	153,857
2.75% 6/19/23	700,000	691,240
Tennessee Valley Authority 4.25% 9/15/65	30,000	32,707

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,507,100

U.S. Treasury Obligations - 40.8%
U.S. Treasury Bonds:
2.5% 2/15/45	100,000	87,551
2.5% 2/15/46	6,000	5,234
2.75% 8/15/42	313,000	289,818
2.75% 11/15/42	29,000	26,826
2.75% 11/15/47	5,000	4,574
2.875% 8/15/45	68,000	64,000
3% 11/15/44	898,000	866,465
3% 5/15/45	28,000	27,007
3% 11/15/45	11,000	10,605
3% 5/15/47	28,000	26,954
3% 2/15/48	20,000	19,239
3% 8/15/48	66,000	63,481
3.125% 11/15/41	44,000	43,555
3.125% 2/15/42	65,000	64,327
3.125% 2/15/43	45,000	44,445
3.125% 5/15/48	16,000	15,779
3.375% 5/15/44	175,000	180,332
3.5% 2/15/39	80,000	84,269
3.625% 8/15/43	307,000	329,269
3.625% 2/15/44	529,000	567,952
3.75% 8/15/41	319,000	348,109
3.75% 11/15/43	1,389,000	1,520,412
3.875% 8/15/40	164,000	182,066
4.375% 2/15/38	84,000	99,123
4.5% 2/15/36	56,000	66,448
4.5% 5/15/38	213,000	255,558
4.5% 8/15/39	31,000	37,338
4.75% 2/15/41	177,000	221,444
5.5% 8/15/28	4,000	4,829
7.125% 2/15/23	175,000	204,907
7.25% 8/15/22	637,000	737,477
8.125% 8/15/19	825,000	863,865
8.75% 8/15/20	445,000	492,803
U.S. Treasury Notes:
1% 10/15/19	509,000	500,351
1.125% 2/28/21	202,000	193,881
1.25% 3/31/21	52,000	49,997
1.375% 9/30/19	288,000	284,378
1.375% 4/30/20	24,000	23,481
1.375% 9/30/20	10,000	9,721
1.375% 10/31/20	380,000	368,823
1.375% 4/30/21	301,000	289,912
1.5% 10/31/19	34,000	33,574
1.5% 8/15/26	687,000	613,550
1.625% 10/15/20	796,000	777,064
1.625% 8/31/22	562,000	535,107
1.625% 2/15/26	354,000	321,310
1.625% 5/15/26	1,298,000	1,174,436
1.75% 11/15/20	311,000	304,063
1.75% 2/28/22	539,000	518,872
1.75% 6/30/22	336,000	322,179
1.875% 12/15/20	237,000	232,140
1.875% 5/31/22	115,000	110,863
1.875% 7/31/22	970,000	933,360
1.875% 9/30/22	358,000	343,834
2% 1/15/21	216,000	211,925
2% 2/28/21	453,000	443,958
2% 12/31/21	176,000	171,112
2% 10/31/22	48,000	46,286
2% 5/31/24	41,000	38,924
2% 2/15/25	550,000	518,031
2% 8/15/25	50,000	46,861
2% 11/15/26	440,000	407,189
2.125% 6/30/22	682,000	662,845
2.125% 12/31/22	19,000	18,385
2.125% 5/15/25	46,000	43,567
2.25% 2/29/20	677,000	672,346
2.25% 3/31/20	676,000	670,930
2.25% 10/31/24	31,000	29,730
2.25% 12/31/24	160,000	153,238
2.25% 2/15/27	114,000	107,325
2.25% 8/15/27	37,000	34,703
2.25% 11/15/27	14,000	13,105
2.375% 4/30/20	954,000	948,075
2.375% 3/15/21	379,000	374,721
2.375% 4/15/21	551,000	544,414
2.375% 1/31/23	57,000	55,697
2.375% 5/15/27	46,000	43,680
2.5% 5/31/20	431,000	428,963
2.5% 6/30/20	312,000	310,416
2.5% 8/15/23	57,000	55,847
2.5% 1/31/25	238,000	231,185
2.625% 7/31/20	194,000	193,371
2.625% 8/31/20	43,000	42,847
2.625% 5/15/21	775,000	770,217
2.625% 6/15/21	503,000	499,738
2.625% 7/15/21	364,000	361,540
2.625% 2/28/23	246,000	242,877
2.625% 6/30/23	292,000	287,882
2.75% 8/15/21	375,000	373,623
2.75% 9/15/21	189,000	188,291
2.75% 4/30/23	79,000	78,358
2.75% 5/31/23	18,000	17,854
2.75% 7/31/23	123,000	121,924
2.75% 8/31/23	527,000	522,430
2.75% 6/30/25	923,000	908,434
2.75% 2/15/28	139,000	135,563
2.875% 5/15/28	7,000	6,895
2.875% 8/15/28	68,000	66,969
3.375% 11/15/19	629,000	633,595
3.625% 2/15/20	795,000	804,285

TOTAL U.S. TREASURY OBLIGATIONS		29,337,108

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $31,146,767)		30,844,208

U.S. Government Agency - Mortgage Securities - 30.9%
Fannie Mae - 18.7%
2.5% 2/1/32 to 4/1/47	778,251	743,527
2.5% 10/1/33 (d)	400,000	385,911
3% 1/1/33 to 4/1/48	2,568,839	2,474,629
3% 10/1/33 (d)	500,000	493,909
3% 10/1/33 (d)	100,000	98,782
3% 10/1/48 (d)	200,000	191,385
3.5% 9/1/32 to 7/1/48	2,968,381	2,933,362
3.5% 10/1/33 (d)	100,000	100,517
3.5% 10/1/48 (d)	200,000	196,839
4% 11/1/43 to 9/1/48	3,544,343	3,590,010
4% 10/1/48 (d)	400,000	403,913
4.5% 7/1/47 to 7/1/48	895,322	924,575
4.5% 10/1/48 (d)	100,000	103,164
5% 11/1/25 to 5/1/29	200,000	210,076
5% 10/1/48 (d)	100,000	104,979
5.5% 7/1/23 to 5/1/44	379,540	406,923
5.5% 10/1/48 (d)	100,000	106,803

TOTAL FANNIE MAE		13,469,304

Freddie Mac - 4.1%
3% 10/1/43 to 1/1/48	1,357,449	1,303,113
3% 8/1/47	142,988	136,946
3.5% 2/1/48 to 3/1/48	1,399,861	1,379,155
5% 4/1/48	94,987	99,814

TOTAL FREDDIE MAC		2,919,028

Ginnie Mae - 8.1%
3% 11/20/47 to 8/20/48	1,383,692	1,341,927
3% 10/1/48 (d)	100,000	96,849
3.5% 6/20/47 to 3/20/48	2,084,074	2,074,763
3.5% 10/1/48 (d)	200,000	198,835
4% 11/20/47 to 7/20/48	1,078,174	1,097,657
4% 10/1/48 (d)	100,000	101,680
4.5% 1/20/47 to 8/20/48	495,880	513,261
4.5% 10/1/48 (d)	50,000	51,673
4.5% 10/1/48 (d)	50,000	51,673
5% 11/20/47	84,846	89,042
5% 10/1/48 (d)	100,000	104,407
5.5% 9/20/47	100,000	107,432

TOTAL GINNIE MAE		5,829,199

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $22,340,052)		22,217,531

Asset-Backed Securities - 0.2%
CarMax Auto Owner Trust Series 2018-3 Class A3, 3.13% 6/15/23	$30,000	$30,000
Citibank Credit Card Issuance Trust Series 2018-A6 Class A6, 3.21% 12/7/24	100,000	99,685
TOTAL ASSET-BACKED SECURITIES
(Cost $129,979)		129,685

Commercial Mortgage Securities - 1.4%
Citigroup Commercial Mortgage Trust sequential payer:
Series 2015-GC29 Class A4, 3.192% 4/10/48	80,000	77,978
Series 2016-C1 Class A4, 3.209% 5/10/49	90,000	86,868
COMM Mortgage Trust sequential payer Series 2013-CR13 Class A3, 3.928% 11/10/46	50,000	51,062
Freddie Mac:
sequential payer:
Series K057 Class A2, 2.57% 7/25/26	159,400	150,016
Series K080 Class A2, 3.926% 7/25/28	80,000	81,919
Series K068 Class A2, 3.244% 8/25/27	130,000	126,872
Series K079 Class A2, 3.926% 6/25/28	20,000	20,494
GS Mortgage Securities Trust sequential payer Series 2014-GC26 Class A4, 3.364% 11/10/47	110,000	108,571
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C21 Class A5, 3.7748% 8/15/47	150,000	151,341
Series 2014-C24 Class A5, 3.6385% 11/15/47	150,000	150,063
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,011,773)		1,005,184

Municipal Securities - 0.1%
California Gen. Oblig. 7.55% 4/1/39
(Cost $37,005)	25,000	36,490

Foreign Government and Government Agency Obligations - 1.0%
Canadian Government 2% 11/15/22	$120,000	$115,373
Colombian Republic 11.75% 2/25/20	260,000	289,510
Ontario Province 2.5% 4/27/26	40,000	37,536
Polish Government 3.25% 4/6/26	73,000	70,814
Province of Quebec:
2.375% 1/31/22	25,000	24,350
2.75% 4/12/27	25,000	23,783
United Mexican States 4% 10/2/23	160,000	161,051
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $724,785)		722,417

Supranational Obligations - 1.0%
Asian Development Bank 2.75% 3/17/23	200,000	197,097
European Investment Bank 2.875% 8/15/23	260,000	257,129
Inter-American Development Bank 4.375% 1/24/44	39,000	45,252
International Bank for Reconstruction & Development 2.5% 11/22/27	92,000	86,886
International Finance Corp. 2.875% 7/31/23	112,000	110,958
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $703,769)		697,322

Bank Notes - 0.3%
PNC Bank NA 2.15% 4/29/21
(Cost $243,386)	250,000	242,899
	Shares	Value

Money Market Funds - 1.9%
Fidelity Cash Central Fund, 2.11% (e)
(Cost $1,380,064)	1,379,788	1,380,064
TOTAL INVESTMENT IN SECURITIES - 103.4%
(Cost $74,920,043)		74,328,972
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(2,459,086)
NET ASSETS - 100%		$71,869,886

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 10/1/48	$(400,000)	$(382,770)
3.5% 10/1/48	(500,000)	(492,096)
4% 10/1/48	(1,100,000)	(1,110,761)

TOTAL FANNIE MAE		(1,985,627)

Freddie Mac
3% 10/1/48	(500,000)	(478,423)
Ginnie Mae
4.5% 10/1/48	(100,000)	(103,346)
TOTAL TBA SALE COMMITMENTS
(Proceeds $2,566,157)		$(2,567,396)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $668,638 or 0.9% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$38,513
Total	$38,513

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$17,053,172	$--	$17,053,172	$--
U.S. Government and Government Agency Obligations	30,844,208	--	30,844,208	--
U.S. Government Agency - Mortgage Securities	22,217,531	--	22,217,531	--
Asset-Backed Securities	129,685	--	129,685	--
Commercial Mortgage Securities	1,005,184	--	1,005,184	--
Municipal Securities	36,490	--	36,490	--
Foreign Government and Government Agency Obligations	722,417	--	722,417	--
Supranational Obligations	697,322	--	697,322	--
Bank Notes	242,899	--	242,899	--
Money Market Funds	1,380,064	1,380,064	--	--
Total Investments in Securities:	$74,328,972	$1,380,064	$72,948,908	$--
Other Financial Instruments:
TBA Sale Commitments	$(2,567,396)	$--	$(2,567,396)	$--
Total Other Financial Instruments:	$(2,567,396)	$--	$(2,567,396)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund V’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 28, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	November 28, 2018